REGISTRATION NO. 333-137015/811-04909

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒

(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT SL

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Avenue NE, Suite 1200, Bellevue, Washington       98004

(Address of Depositor’s Principal Executive Offices)                 (Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline Veneziani
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004
(425) 256-5026

Approximate date of Proposed Public Offering:
As Soon as Practicable after the effective date of this registration statement.

If appropriate, check the following:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Flexible Premium Variable Life Insurance Policies

Complete® Advisor

A FutureSystem (TM) Life Model Design. Patent Pending

INDIVIDUAL FLEXIBLE
PREMIUM VARIABLE LIFE INSURANCE
POLICY

issued by

SYMETRA SEPARATE
ACCOUNT SL
and
SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at
1-800-796-3872, visiting us at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2007

AIM VARIABLE INSURANCE FUNDS

•  AIM V.I. Basic Value Fund (Series II shares)

•  AIM V.I. Capital Appreciation Fund (Series II shares)

•  AIM V.I. Capital Development Fund (Series II shares)

•  AIM V.I. International Growth Fund (Series II shares)

•  AIM V.I. Small Cap Equity Fund (Series II shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•  American Century Investments VP Balanced Fund

•  American Century Investments VP Inflation Protection
Class II Fund

•  American Century Investments VP International Fund

•  American Century Investments VP Large Company Value Class II Fund

•  American Century Investments VP Ultra® Class II Fund

•  American Century Investments VP Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")

•  Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES

FIDELITY® VARIABLE INSURANCE PRODUCTS

•  Fidelity VIP Contrafund® Portfolio - Initial Class

•  Fidelity VIP Equity-Income Portfolio - Initial Class

•  Fidelity VIP Growth & Income Portfolio - Initial Class

•  Fidelity VIP High Income Portfolio - Service Class 2

•  Fidelity VIP Mid Cap Portfolio - Service Class 2

•  Fidelity VIP Money Market Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•  Franklin Flex Cap Growth Securities Fund - Class 2

•  Franklin Income Securities Fund - Class 2

•  Franklin Small Cap Value Securities Fund - Class 2

•  Franklin Small-Mid Cap Growth Securities Fund - Class 2

•  Franklin U.S. Government Fund - Class 2

•  Mutual Shares Securities Fund - Class 2

•  Templeton Developing Markets Securities Fund - Class 2

•  Templeton Global Income Securities Fund - Class 2

•  Templeton Growth Securities Fund - Class 2

PIMCO VARIABLE INSURANCE TRUST

•  PIMCO All Asset Portfolio - Advisor Class Shares

•  PIMCO CommodityRealReturn(TM) Strategy Portfolio - Administrative Class Shares

•  PIMCO Total Return Portfolio - Advisor Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•  Pioneer Emerging Markets VCT Portfolio - Class II Shares

•  Pioneer Equity Income VCT Portfolio - Class II Shares

•  Pioneer High Yield VCT Portfolio - Class II Shares

•  Pioneer Real Estate VCT Portfolio - Class II Shares

•  Pioneer Small Cap Value VCT Portfolio - Class II Shares

•  Pioneer Strategic Income VCT Portfolio - Class II Shares

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

6. TAXES	19

In General	19

Tax Status of the Policy	19

Modified Endowment Contracts	20

Distributions from Non-MEC Policies	20

Investor Control and Diversification	20

Tax Withholding	20

Business Use of Policy	20

7. ACCESS TO YOUR MONEY	21

Loans	21

Withdrawals	22

Surrender	22

8. OTHER INFORMATION	22

Symetra Life	22

Separate Account	22

Changes to the Separate Account	22

General Account	22

Distribution (Principal Underwriter)	23

Legal Proceedings	23

Right to Suspend Transfers, Loans, Withdrawals, or Surrenders	23

Reports to Policy Owners	23

Amendments to the Policy	23

Website Information	23

Financial Statements	23

9. HYPOTHETICAL ILLUSTRATIONS

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 724027, Atlanta, Georgia 31139-1027.

Business Day	Any day the New York Stock Exchange is open for regular trading.

General Account	All of Symetra Life's assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life's principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (NYSE) is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the Policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to "Portfolios" when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra's General Account.

1

BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 38 Sub-accounts. The Portfolios along with the Symetra Fixed Account are collectively referred to as "investment options". Not all Sub-accounts may be available for all policies. You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal. After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers. You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See Section 3 - Transfers Among Portfolios and the Symetra Fixed Account for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life's market timing and excessive trading policies and procedures. Scheduled transfer options are also available through dollar cost averaging and Sub-account rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value are not taxable transactions.

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RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive sufficient money to make up the additional required premium, at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an affect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•  you will not accumulate enough Policy Value to meet your future financial needs; or

•  your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements.

In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction has caused it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and do not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we don't receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company
PO Box 724027
Atlanta, GA 31139-1027
Telephone  1-888-737-3855
Facsimile  1-770-690-1981

For overnight mail, please contact us at:

Symetra Life Insurance Company
6425 Powers Ferry Road, 3rd Floor
Atlanta, GA 30339

Our Home Office is located at:

777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

On the internet, please go to:

http:\\www.symetra.com

3

SYMETRA SEPARATE ACCOUNT SL FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning, and surrendering the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fee Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED		CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES(1) (2)	Upon payment of each premium	3.5	% of each premium	3.5	% of each premium

PREMIUM CHARGE	Upon payment of each premium	2.5	% of each premium	1.25	% of each premium

TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25		$25

(1)  For this policy, "state premium taxes" are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.1% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)  Under current federal income tax law, we are not taxed on the Separate Account's operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio Operating fees and expenses.

	WHEN CHARGE IS		AMOUNT DEDUCTED
CHARGE	DEDUCTED	GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1) (2)	Monthly(2)

Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk

Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk

55 year old Male Standard Non-Nicotine User(2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk

MORTALITY AND EXPENSE RISK CHARGE(2)(4)	Monthly	Annual rate of 0.75% of the prior day's ending Policy Value	Annual rate of 0.75% of the prior day's ending Policy Value

ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month

(1)  This charge is based on the Insured's gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy Owner will pay. For more information on the cost of insurance charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)  The Cost of Insurance Charge and the Mortality and Expense Risk Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges and Mortality and Expense Risk Charge accrued and owed to us.

(3)  The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the insured's attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)  The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)  Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)  We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

4

TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expense Table shows the lowest and highest total operating expenses deducted from Portfolio assets that you would have paid as of the end of the fiscal year December 31, 2006. Actual expenses in the future may be higher. More detail concerning each individual Portfolio company's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES	Lowest	Highest
Expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees and other expenses	0.33%	1.75%

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each Portfolio (also referred to as the fund) for the fiscal year ended December 31, 2006. The table below shows the Total Annual Portfolio Operating Expenses and for those Portfolios where a contractual agreement to waive or reimburse all or a portion of the Portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual Portfolio prospectuses for more detailed information about Portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the Portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

	Management Fees		Distribution Service (12b-1) Fees	Other Expenses including Acquired Fund Fee Expenses		Total Annual Portfolio Operating Expenses	Contractual Expense Waiver or Reimbursement		Net Total Annual Portfolio Operating Expenses (After any acquired fund fees or reimbursement and waiver agreements)
AIM V.I. Basic Value Fund (Series II shares)	0.72%		0.25%	0.30%		1.27%	-0.05%		1.22	%(1)(2)
AIM V.I. Capital Appreciation Fund (Series II shares)	0.61%		0.25%	0.30%		1.16%	-		1.16	%(2)
AIM V.I. Capital Development Fund (Series II shares)	0.75%		0.25%	0.35	%(3)	1.35%	-0.01%		1.34	%(2)(4)
AIM V.I. International Growth Fund (Series II Shares)	0.72%		0.25%	0.39	%(3)	1.36%	-		1.36	%(2)
AIM V.I. Small Cap Equity Fund (Series II shares)	0.75%		0.25%	0.54	%(3)	1.54%	-0.13%		1.41	%(4)(5)
American Century Investments VP Balanced Fund	0.90	%(6)	None	0.00%		0.90%	-		0.90%
American Century Investments VP Inflation Protection Class II Fund	0.49	%(6)	0.25%	0.01%		0.75%	-		0.75%
American Century Investments VP International Fund	1.23	%(6)	None	0.00%		1.23%	-		1.23%
American Century Investments VP Large Company Value Class II Fund	0.73	%(6)	0.25%	0.00%		0.98%	-		0.98%
American Century Investments VP Ultra® Class II Fund	0.90	%(6)	0.25%	0.00%		1.15%	-		1.15%
American Century Investments VP Value Fund	0.93	%(6)	None	0.00%		0.93%	-		0.93%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares	0.75%		None	0.08%		0.83%	-		0.83%
Dreyfus IP - Technology Growth Portfolio - Initial Shares	0.75%		None	0.11	%(7)	0.86%	-		0.86%
Dreyfus Stock Index Fund, Inc. - Service Shares	0.25%		0.25%	0.02%		0.52%	-		0.52%
Fidelity VIP Contrafund® Portfolio - Initial Class Shares	0.57%		None	0.09%		0.66%	-0.01	%(8)	0.65	%(8)
Fidelity VIP Equity-Income Portfolio - Initial Class Shares	0.47%		None	0.10%		0.57%	-0.01	%(8)	0.56	%(8)
Fidelity VIP Growth & Income Portfolio - Initial Class Shares	0.47%		None	0.13%		0.60%	-0.01	%(8)	0.59	%(8)
Fidelity VIP High Income Portfolio - Service Class 2	0.57%		0.25%	0.15%		0.97%	-		0.97%
Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares	0.57%		0.25%	0.11%		0.93%	-0.02	%(8)	0.91	%(8)
Fidelity VIP Money Market Portfolio - Initial Class Shares	0.23%		None	0.10%		0.33%	-		0.33%

5

	Management Fees		Distribution Service (12b-1) Fees	Other Expenses including Acquired Fund Fee Expenses		Total Annual Portfolio Operating Expenses		Contractual Expense Waiver or Reimbursement		Net Total Annual Portfolio Operating Expenses (After any acquired fund fees or reimbursement and waiver agreements)
Franklin Flex Cap Growth Securities Fund - Class 2	0.58	%(9)	0.25%	0.16	%(10)	0.99	%(9)	-0.03	%(11)	0.96%
Franklin Income Securities Fund - Class 2	0.46	%(12)	0.25%	0.01%		0.72%		-		0.72%
Franklin Small Cap Value Securities Fund - Class 2	0.51%		0.25%	0.20	%(10)	0.96%		-0.03	%(11)	0.93%
Franklin Small-Mid Cap Growth Securities Fund - Class 2	0.48%		0.25%	0.30	%(13)	1.03%		-0.01	%(11)	1.02%
Franklin U.S. Government Fund - Class 2	0.49	%(12)	0.25%	0.05%		0.79%		-		0.79%
Mutual Shares Securities Fund - Class 2	0.60%		0.25%	0.21%		1.06%		-		1.06%
Templeton Developing Markets Securities Fund - Class 2	1.23%		0.25%	0.24%		1.72%		-		1.72%
Templeton Global Income Securities Fund - Class 2	0.56%		0.25%	0.16%		0.97%		-		0.97%
Templeton Growth Securities Fund - Class 2	0.74	%(12)	0.25%	0.04%		1.03%		-		1.03%
PIMCO All Asset Portfolio - Advisor Class Shares	0.175%		0.25%	0.86	%(14)(15)	1.285%		-		1.285%
PIMCO CommodityRealReturn Strategy Portfolio - Administrative Class Shares	0.49%		0.25%	0.28	%(14)(16)(17)	1.02%		-0.03	%(18)	0.99%
PIMCO Total Return Portfolio - Advisor Class Shares	0.25%		0.25%	0.25%		0.75%		-		0.75%
Pioneer Emerging Markets VCT Portfolio - Class II Shares	1.15%		0.25%	0.35%		1.75%		-		1.75%
Pioneer Equity Income VCT Portfolio - Class II Shares	0.65%		0.25%	0.04%		0.94%		-		0.94%
Pioneer High Yield VCT Portfolio - Class II Shares	0.65%		0.25%	0.09%		0.99%		-		0.99%
Pioneer Real Estate VCT Portfolio - Class II Shares	0.80%		0.25%	0.11%		1.16%		-		1.16%
Pioneer Small Cap Value VCT Portfolio - Class II Shares	0.75%		0.25%	0.33	% (19)	1.33%		-		1.33%
Pioneer Strategic Income VCT Portfolio - Class II Shares	0.65%		0.25%	0.17%		1.07%		-		1.07%

The above Portfolio expenses were provided by the Portfolios. We have not independently verified the accuracy of the information.

(1)  Through December 31, 2009, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).

(2)  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the exclusions discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the und or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(3)  Other Expenses includes an Acquired Fund Fee and Expense of 0.01%. Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the Fund.

(4)  Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(5)  As a result of a reorganization which will occur on or about May 1, 2007, the Fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor for AIM V.I. Small Cap Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.40% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the und or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through at least April 30, 2008.

(6)  The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.

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(7)  Other Expenses includes an Acquired Fund Fee and Expense of 0.01%.

(8)  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% Fidelity VIP Contrafund® Portfolio - Initial Class Shares, 0.56% for Fidelity VIP Equity-Income Portfolio - Initial Class Shares, 0.59% for Fidelity VIP Growth & Income Portfolio - Initial Class Shares, and 0.91% for Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares. These offsets may be discontinued at any time.

(9)  The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that net annual operating expenses, exclusive of acquired fund fees and expenses (0.03%), do not exceed 0.93%, for the period ending April 30, 2008. Without this reduction, management fees and total operating expenses would have been 0.75% and 1.32%, respectively. The manager has also agreed to reduce its fees for assets invested by the Fund in a Franklin Templeton money market fund (acquired fund fees and expenses). After April 30, 2008, the manager and administrator may discontinue their waiver or reduction of fees and expenses. The manager, however, is required by the Fund's board of trustees and an exemptive order by the SEC to reduce its fees to the extent of the Fund's fees and expenses of the acquired fund.

(10)  Other Expenses includes an Acquired Fund Fee and Expense of 0.03%.

(11)  The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).

(12)  The fund administration fee is paid indirectly through the management fee.

(13)  Other Expenses includes an Acquired Fund Fee and Expense of 0.01%.

(14)  "Other expenses" reflect an administrative fee of 0.25%.

(15)  "Other Expenses" includes an Acquired Fund Fee of 0.61%. Acquired Fund Fees and Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional shares of these Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

(16)  "Other Expenses" includes an Acquired Fund Fee of 0.03%.

(17)  The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(18)  PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(19)  This includes an estimated ratio of underlying expense of 0.12%.

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1.  THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called "flexible" because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called "variable" because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations. This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a Modified Endowment Contract ("MEC"), an assignment will likely be taxable. See Section 6-Taxes for more information. An absolute assignment will be considered a change of ownership.

2.  PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•  By personal check drawn on U.S. funds;

•  By cashier's check; or

•  By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•  Cash;

•  Credit cards;

•  Money orders or travelers checks;

•  Third party checks; or

•  Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage ("Policy Date") is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the Policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as "planned premiums". Your initial premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

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After you pay the initial premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year's planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period. We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the "extended premium acceptance period". If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•  the planned annual premium for each subsequent policy year, and

•  the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy year	Premium Plan	Premium Paid	Premium Plan	Premium Paid	%	Premium Plan	Premium Paid	Premium Plan	Premium Paid	%
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

Premiums Made by 1035 Exchange: In the first policy year only, you may make a "1035 exchange" into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•  If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.

•  If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the risks involved in accepting the 1035 exchange and either issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.

•  If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy's cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to

9

provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office. Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer. Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete Advisor policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your "net premium".

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the administration charge. See Section 4: Charges and Expenses for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge and the Mortality and Expense Risk Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•  the net asset value per share of a Sub-account at the end of the current day plus the per share amount of any dividend or income distributions made by the Sub-account that day; divided by

•  the net asset value per share of a Sub-account at the end of the prior day plus the per share amount of any dividend or income distributions made by the Sub-account that day.

The value of an accumulation unit may go up or down from day to day.

When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example: Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

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POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceeds the Policy Value.

If we don't receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value ("lapses"), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living, to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•  provide us satisfactory evidence of insurability; and

•  pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the "Right to Examine" period is ended.

3.  INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or "Sub-accounts") of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment adviser of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Basic Value Fund	The Fund's investment objective is long-term growth of capital.	A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund	The Fund's investment objective is growth of capital.	A I M Advisors, Inc.

AIM V.I. Capital Development Fund	The Fund's investment objective is long-term growth of capital.	A I M Advisors, Inc.

AIM V.I. International Growth Fund	The Fund's investment objective is to provide long-term growth of capital.	A I M Advisors, Inc.

AIM V.I. Small Cap Equity Fund	The Fund's investment objective is long-term growth of capital.	A I M Advisors, Inc.

American Century Variable Portfolios, Inc.

American Century Investments VP International Fund	The fund seeks capital growth. The fund seeks its investment objective by investing primarily in securities of companies located in at least three developed countries (excluding the United States). International investing involves special risks, such as political instability and currency fluctuations.	American Century Global Investment Management, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
American Century Investments VP Balanced Fund	The fund seeks long-term capital growth and current income. VP Balanced invests approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities. Fund shares are not guaranteed by the U.S. government. Generally as interest rates rise, bond prices fall.	American Century Investment Management, Inc.

American Century Investments VP Inflation Protection Class II Fund	This fund seeks protection against U.S. inflation through a long term total return strategy. VP Inflation Protection Fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities. Fund shares are not guaranteed by the U.S. government. Generally, as interest rates rise, bond prices fall. The prospectus contains very important information about the characteristics of the underlying security and potential tax implications of owning this fund.	American Century Investment Management, Inc.

American Century Investments VP Large Company Value Class II Fund	This fund seeks long-term capital growth. Income is a secondary objective. The fund seeks its objective by selecting companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.	American Century Investment Management, Inc.

American Century Investments VP Ultra® Class II Fund	The fund seeks long-term capital growth. The fund looks for stocks of larger-sized companies that the Portfolio managers believe will increase in value over time, using an investment strategy developed by American Century.	American Century Investment Management, Inc.

American Century Investments VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective. The fund seeks its objective by selecting companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.	American Century Investment Management, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc. –Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.	The Dreyfus Corporation

Dreyfus Investment Portfolios ("Dreyfus IP")

Dreyfus IP - Technology Growth Portfolio	The Portfolio seeks capital appreciation. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.	The Dreyfus Corporation

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index Fund, Inc.	The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.	The Dreyfus Corporation Mellon Equity Associates serves as the fund's index fund manager

Fidelity® Variable Insurance Products

Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	FMR

Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).	FMR

Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	FMR

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	FMR

Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	FMR

Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	FMR

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund–	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.

Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.	Franklin Advisers, Inc.

Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.	Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies.	Franklin Advisers, Inc.

Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily fixed and variable rate mortgage-backed securities, a substantial portion of which is Ginnie Maes.	Franklin Advisers, Inc.

Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC

Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and invests primarily to predominantly in equity securities.	Templeton Asset Management Ltd.

Templeton Global Income Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.	Franklin Advisers, Inc.

Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited Under an agreement with manager, Templeton Asset Management Ltd. Acts as sub-advisor.

PIMCO Variable Insurance Trust

PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO CommodityRealReturn Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a Portfolio of inflation-indexed securities and other Fixed Income Instruments.	Pacific Investment Management Company LLC (PIMCO)

PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Pioneer Variable Contracts Trust

Pioneer Emerging Markets VCT Portfolio	Long-term growth of capital.	Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio	Current income and long-term growth of capital from a Portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.

Pioneer High Yield VCT Portfolio	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.

Pioneer Real Estate VCT Portfolio	Long-term growth of capital. Current income is secondary objective.	Pioneer Investment Management, Inc.

Pioneer Small Cap Value VCT Portfolio	Capital growth by investing in a diversified Portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

Pioneer Strategic Income VCT Portfolio	A high level of current income.	Pioneer Investment Management, Inc.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that accompany this prospectus or that are available upon request.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and adviser or manager.

We may receive payments or revenues from some or all of the Portfolios or their investment advisers, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and may depend on how much we have invested in the applicable Portfolios.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal Owner of the Portfolios' shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•  violate state or federal law;

•  be inconsistent with the investment objectives of the Portfolios; or

•  vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which

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the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•  postpone the transfer for 30 calendar days;

•  limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;

•  reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and

•  limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•  your policy number;

•  the amount of the transfer; and

•  which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not account against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing. After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity. The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by policy Owners. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy Owners.

Detection and Deterrence. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy Owners, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

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More specifically, our procedures detect market timing by monitoring for any two inter-Sub-account transfer requests within a ten Business Day period. When we identify a second transfer within five Business Days of the first, we will review those transfers to determine if, in our judgment, you are engaging in market timing activity. We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century Investments VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century Investments VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within 5 Business Days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers. If we modify our procedures, they will be applied uniformly to all policy Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Sub-accounts and dilution of long-term Sub-account Owners' returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies. The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy Owners and variable annuity contract Owners. Those Portfolio managers may require us to investigate whether any of our policy Owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, Federal regulations require us to provide individual transaction and Policy Owner information to the Portfolio managers when requested. The Portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio's policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Omnibus Order. Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other Owners of underlying Portfolio shares, as well as the Owners of all of the variable life insurance policies (or variable annuity contracts),

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including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4.  CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The "Mortality and Expense Risk Charge" and "Cost of Insurance Charge," are collectively referred to as the "monthly deduction" charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example: Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge. We calculate a daily deduction for the mortality and expense risk charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•  0.75% in policy years 1 – 20;

•  0.60% in policy years 21 – 30; and

•  0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge. We calculate a daily deduction for the cost of insurance charge and deduct this charge monthly. The charge is equal to the following:

1. the daily cost of insurance rate, multiplied by;

2. the Policy Value at the start of the day.

The cost of insurance charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured's death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

•  the Insured's age;

•  gender, if permitted by law;

•  risk classification; and

•  the policy's duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner's Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

ADMINISTRATION CHARGE

The administration charge is a monthly charge of .025% of the Policy Value. The maximum administration charge will not exceed $8.00 per month for all policy years. The administration charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge "net premiums". Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge. We deduct state premium tax charges that vary based on the premium taxes that states and other

17

governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.1% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge. In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%. Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Annual Portfolio Operating Expenses table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5.  INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a "premium plan". The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a "factor" of your daily Policy Value. The "death benefit factor" that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986 (the "Code").

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured's age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

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The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured's 100th birthday, the death benefit factor will equal "1". This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured's death to the date of payment.

CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See Section 2 Premiums for more information.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions. Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your contract for details.

6.  TAXES

IN GENERAL

This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the Insured dies. However, Ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the Insured's 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy cash value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

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MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the "7-pay test" provided by the Internal Revenue Code of 1986. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC. If your policy was not a MEC at issue, we will monitor it to determine whether a policy transaction will cause the policy to be classified as a MEC. If a premium payment causes your policy to be a MEC, we will reverse the transaction and deposit only that portion of the premium payment that does not result in MEC status. The remaining premium will be held by us while we notify you of the situation. If you elect to have the remaining premium paid to your policy, thus causing your policy to be a MEC, the remaining premium will be deposited with an effective date of its original receipt. You should consult with a competent tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION

In general, Owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, Owners of variable life insurance policies have been considered for federal income tax purposes to be the Owners of the Sub-accounts' assets due to the Owners ability to exercise investment control over those assets. Where this is the case, the policy Owners were taxed on income and gains attributable to the Sub-accounts' assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the Owner of the assets supporting the policy.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

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Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the "Act") prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7.  ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•  by taking loans against your Policy Value;

•  by requesting withdrawals after the first policy year;

•  by surrendering your policy for value; or

•  when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS

You may take loans in any amount up to 100% of your policy's Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra's General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty. See Section 6 –Taxes for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•  you will not accumulate enough Policy Value to meet your future financial needs;

•  your policy will lapse; or

•  your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

21

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See Section 6 – Taxes for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•  you will not accumulate enough Policy Value to meet your future financial needs;

•  your policy will lose its current tax status (if your policy is not a MEC); or

•  your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See Section 6 – Taxes.

8. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the Owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•  Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;

•  Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•  Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•  Manage the Separate Account under the direction of a committee at any time;

•  Make any changes required by applicable law or regulation; and

•  Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life's General Account. The General Account is made up of all of Symetra Life's assets other than those attributable to Separate Accounts. All of the assets of the General Account are chargeable with the claims of any of our policy Owners as well as our creditors. The General Account invests its assets in accordance with state insurance law.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

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DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Symetra Life policies.

We do not pay a commission to the registered representatives, or their broker-dealers, who solicit sales of the policies. However, a registered representative may receive bonuses or other compensation from his or her broker-dealer for transacting the sale of the policy.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. ("SIS"). Because of this affiliation, SIS and its registered representatives may favor Symetra Life's products. We do not pay SIS commissions, but we may provide other allowances to SIS for selling and/or servicing the policy.

Allowances and bonuses may be paid to broker-dealers and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes for the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

This policy does not assess a front-end sales charge. You pay for sales expenses primarily, but not exclusively, through: the mortality and expense risk charge; and investment earnings on amounts allocated under policies to the fixed account. We may also pay for distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. Symetra Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the Sub-accounts for any period of time when:

•  the NYSE is closed (other than customary weekend or holiday closings);

•  trading on the NYSE is restricted;

•  an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or

•  the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•  A confirmation for many significant transactions, such as changes in future premium allocations, transfers among sub-accounts, and address changes;

•  Semi-annual and annual reports of the Portfolios; and

•  Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Advisor Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra companies on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete Advisor policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The financial statements of Symetra Life and Symetra Separate Account SL are included in the Statement of Additional Information.

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9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF
DEATH BENEFITS, POLICY VALUE,
NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Sub-accounts in the prior year. In 2006, average expenses were equivalent to an annual effective rate of 0.65% for investment management fees and 0.37% for costs and expenses borne by the Portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -1.76% on 6% it would be 4.24%, and on 12% it would be 10.24%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and policy values shown. For more information on reimbursement or fee waivers, see Annual Portfolio Operating Expenses table in the prospectus and the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-Account. This charge will be deducted directly from the policy value. This rate is guaranteed in the policy and will not increase. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Individual Illustrations

Individual illustrations are not available for this policy.

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Flexible Premium Variable Life Insurance

MALE
PREFERRED NON-NICOTINE

Initial Premium:	$100,000
Initial Death Benefit:	$240,160
Issue Age:	55
Death Benefit Payable to Age	120
Planned Single Premium	$100,000

RESULTS ASSUMING CURRENT CHARGES(1)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	105,000	220,373	94,583	94,583	233,713	100,308	100,308	247,045	106,030	106,030
2	110,250	209,309	92,550	92,550	235,500	104,130	104,130	263,227	116,390	116,390
3	115,763	198,880	90,563	90,563	237,369	108,090	108,090	280,520	127,739	127,739
4	121,551	189,021	88,618	88,618	239,331	112,205	112,205	299,056	140,205	140,205
5	127,628	179,708	86,712	86,712	241,400	116,479	116,479	318,947	153,897	153,897
6	134,010	170,920	84,840	84,840	243,634	120,933	120,933	340,428	168,980	168,980
7	140,710	162,665	83,012	83,012	246,018	125,548	125,548	363,501	185,502	185,502
8	147,746	154,911	81,220	81,220	248,602	130,343	130,343	388,420	203,650	203,650
9	155,133	147,621	79,466	79,466	251,390	135,325	135,325	415,347	223,584	223,584
10	162,889	140,751	77,742	77,742	254,400	140,515	140,515	444,547	245,541	245,541
15	207,893	111,238	69,413	69,413	270,847	169,011	169,011	626,046	390,658	390,658
20	265,330	88,883	61,928	61,928	291,920	203,392	203,392	892,589	621,901	621,901
25	338,635	70,885	54,297	54,297	314,482	240,890	240,890	1,271,972	974,318	974,318
30	432,194	57,208	47,240	47,240	343,431	283,588	283,588	1,837,561	1,517,367	1,517,367
35	551,602	46,563	40,638	40,638	378,839	330,639	330,639	2,680,814	2,339,729	2,339,729
40	703,999	37,620	34,311	34,311	415,738	379,171	379,171	3,890,493	3,548,296	3,548,296
45	898,501	29,051	29,051	29,051	436,956	436,956	436,956	5,406,791	5,406,791	5,406,791
50	1,146,740	26,526	26,526	26,526	543,244	543,244	543,244	8,886,569	8,886,569	8,886,569
55	1,463,563	24,222	24,222	24,222	675,456	675,456	675,456	14,602,786	14,602,786	14,602,786
60	1,867,919	22,119	22,119	22,119	839,976	839,976	839,976	23,996,314	23,996,314	23,996,314
Age 120(2)	2,383,990	20,198	20,198	20,198	1,044,699	1,044,699	1,044,699	39,432,811	39,432,811	39,432,811

(1)  Assumes that no policy loans or withdrawals have been made.

(2)  This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

25

Flexible Premium Variable Life Insurance

MALE
PREFERRED NON-NICOTINE

Initial Premium:	$100,000
Initial Death Benefit:	$240,160
Issue Age:	55
Death Benefit Payable to Age	120
Planned Single Premium	$100,000

RESULTS ASSUMING GUARANTEED CHARGES(1)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	105,000	219,024	94,004	94,004	232,286	99,696	99,696	245,540	105,384	105,384
2	110,250	206,640	91,369	91,369	232,504	102,805	102,805	259,887	114,913	114,913
3	115,763	194,962	88,779	88,779	232,705	105,966	105,966	275,022	125,236	125,236
4	121,551	183,938	86,235	86,235	232,913	109,196	109,196	291,057	136,455	136,455
5	127,628	173,529	83,731	83,731	233,125	112,487	112,487	308,044	148,636	148,636
6	134,010	163,690	81,251	81,251	233,360	115,834	115,834	326,113	161,874	161,874
7	140,710	154,414	78,801	78,801	233,581	119,201	119,201	345,179	176,152	176,152
8	147,746	145,656	76,368	76,368	233,804	122,584	122,584	365,370	191,565	191,565
9	155,133	137,390	73,958	73,958	234,033	125,981	125,981	386,761	208,196	208,196
10	162,889	129,574	71,569	71,569	234,282	129,403	129,403	409,510	226,189	226,189
15	171,034	96,639	60,304	60,304	235,517	146,965	146,965	544,715	339,907	339,907
20	179,586	71,977	50,149	50,149	236,873	165,039	165,039	725,056	505,174	505,174
25	188,565	53,942	41,319	41,319	240,239	184,021	184,021	973,280	745,523	745,523
30	197,993	40,404	33,364	33,364	244,216	201,661	201,661	1,309,738	1,081,517	1,081,517
35	207,893	30,490	26,611	26,611	250,645	218,755	218,755	1,779,158	1,552,792	1,552,792
40	218,287	23,141	21,105	21,105	258,778	236,017	236,017	2,431,121	2,217,286	2,217,286
45	229,202	17,364	17,364	17,364	264,175	264,175	264,175	3,284,094	3,284,094	3,284,094
50	240,662	15,855	15,855	15,855	328,223	328,223	328,223	5,397,471	5,397,471	5,397,471
55	252,695	14,478	14,478	14,478	407,893	407,893	407,893	8,869,110	8,869,110	8,869,110
60	265,330	13,221	13,221	13,221	507,030	507,030	507,030	14,574,096	14,574,096	14,574,096
Age 120(2)	265,330	12,073	12,073	12,073	630,393	630,393	630,393	23,949,169	23,949,169	23,949,169

(1)  Assumes that no policy loans or withdrawals have been made.

(2)  This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

26

Flexible Premium Variable Life Insurance

MALE
STANDARD NON-NICOTINE

Initial Premium:	$100,000
Initial Death Benefit:	$240,160
Issue Age:	55
Death Benefit Payable to Age	120
Planned Single Premium	$100,000

RESULTS ASSUMING CURRENT CHARGES(1)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	105,000	219,957	94,404	94,404	233,272	100,119	100,119	246,580	105,831	105,831
2	110,250	208,686	92,274	92,274	234,861	103,848	103,848	262,577	116,103	116,103
3	115,763	198,077	90,198	90,198	236,523	107,705	107,705	279,643	127,340	127,340
4	121,551	188,062	88,168	88,168	238,266	111,705	111,705	297,906	139,666	139,666
5	127,628	178,614	86,184	86,184	240,105	115,855	115,855	317,473	153,186	153,186
6	134,010	169,708	84,239	84,239	242,097	120,171	120,171	338,571	168,058	168,058
7	140,710	161,355	82,343	82,343	244,229	124,635	124,635	361,199	184,327	184,327
8	147,746	153,516	80,489	80,489	246,547	129,266	129,266	385,602	202,173	202,173
9	155,133	146,156	78,677	78,677	249,057	134,069	134,069	411,935	221,747	221,747
10	162,889	139,227	76,901	76,901	251,774	139,065	139,065	440,451	243,279	243,279
15	171,034	109,351	68,236	68,236	266,047	166,016	166,016	615,795	384,262	384,262
20	179,586	86,895	60,543	60,543	284,466	198,198	198,198	871,163	606,973	606,973
25	188,565	69,067	52,904	52,904	304,401	233,168	233,168	1,233,905	945,159	945,159
30	197,993	54,575	45,065	45,065	324,171	267,684	267,684	1,740,740	1,437,416	1,437,416
35	207,893	43,541	38,001	38,001	348,666	304,305	304,305	2,480,511	2,164,910	2,164,910
40	218,287	34,721	31,667	31,667	375,048	342,059	342,059	3,536,075	3,225,051	3,225,051
45	229,202	26,958	26,958	26,958	392,572	392,572	392,572	4,902,344	4,902,344	4,902,344
50	240,662	24,951	24,951	24,951	488,742	488,742	488,742	8,066,858	8,066,858	8,066,858
55	252,695	23,096	23,096	23,096	608,428	608,428	608,428	13,270,875	13,270,875	13,270,875
60	265,330	21,378	21,378	21,378	757,434	757,434	757,434	21,832,091	21,832,091	21,832,091
Age 120(2)	265,330	19,789	19,789	19,789	942,943	942,943	942,943	35,916,294	35,916,294	35,916,294

(1)  Assumes that no policy loans or withdrawals have been made.

(2)  This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

27

Flexible Premium Variable Life Insurance

MALE
STANDARD NON-NICOTINE

Initial Premium:	$100,000
Initial Death Benefit:	$240,160
Issue Age:	55
Death Benefit Payable to Age	120
Planned Single Premium	$100,000

RESULTS ASSUMING GUARANTEED CHARGES(1)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	105,000	219,024	94,004	94,004	232,286	99,696	99,696	245,540	105,384	105,384
2	110,250	206,640	91,369	91,369	232,504	102,805	102,805	259,887	114,913	114,913
3	115,763	194,962	88,779	88,779	232,705	105,966	105,966	275,022	125,236	125,236
4	121,551	183,938	86,235	86,235	232,913	109,196	109,196	291,057	136,455	136,455
5	127,628	173,529	83,731	83,731	233,125	112,487	112,487	308,044	148,636	148,636
6	134,010	163,690	81,251	81,251	233,360	115,834	115,834	326,113	161,874	161,874
7	140,710	154,414	78,801	78,801	233,581	119,201	119,201	345,179	176,152	176,152
8	147,746	145,656	76,368	76,368	233,804	122,584	122,584	365,370	191,565	191,565
9	155,133	137,390	73,958	73,958	234,033	125,981	125,981	386,761	208,196	208,196
10	162,889	129,574	71,569	71,569	234,282	129,403	129,403	409,510	226,189	226,189
15	171,034	96,639	60,304	60,304	235,517	146,965	146,965	544,715	339,907	339,907
20	179,586	71,977	50,149	50,149	236,873	165,039	165,039	725,056	505,174	505,174
25	188,565	53,942	41,319	41,319	240,239	184,021	184,021	973,280	745,523	745,523
30	197,993	40,404	33,364	33,364	244,216	201,661	201,661	1,309,738	1,081,517	1,081,517
35	207,893	30,490	26,611	26,611	250,645	218,755	218,755	1,779,158	1,552,792	1,552,792
40	218,287	23,141	21,105	21,105	258,778	236,017	236,017	2,431,121	2,217,286	2,217,286
45	229,202	17,364	17,364	17,364	264,175	264,175	264,175	3,284,094	3,284,094	3,284,094
50	240,662	15,855	15,855	15,855	328,223	328,223	328,223	5,397,471	5,397,471	5,397,471
55	252,695	14,478	14,478	14,478	407,893	407,893	407,893	8,869,110	8,869,110	8,869,110
60	265,330	13,221	13,221	13,221	507,030	507,030	507,030	14,574,096	14,574,096	14,574,096
Age 120(2)	265,330	12,073	12,073	12,073	630,393	630,393	630,393	23,949,169	23,949,169	23,949,169

(1)  Assumes that no policy loans or withdrawals have been made.

(2)  This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company
PO Box 34690
Seattle, WA 98124-1690
1-800-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 "F" Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

29

STATEMENT OF ADDITIONAL INFORMATION

COMPLETE® ADVISOR
A FutureSystem ™ Life Model Design.  Patent Pending

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
issued by
SYMETRA SEPARATE ACCOUNT SL
and
SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Variable Life Insurance Policy.  Terms used in the current prospectus for the policy are incorporated in this Statement.

The prospectus concisely sets forth information that a prospective investor should know before investing.  For a copy of the prospectus, call 1-888-796-3872 or write to Symetra Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectus are both dated May 1, 2007.

TABLE OF CONTENTS

SYMETRA SEPARATE ACCOUNT SL	2
SERVICES	2
Service Providers	2
Experts	2
Independent Registered Public Accounting Firm	3
DISTRIBUTION	3
Reduction or Elimination of Policy Charges or Additional Amounts Credited	3
Underwriting	3
The Company’s Right to Contest	4
Advertising	4
Increases in Face Amount	4
FEDERAL TAX STATUS	4
Our Income Taxes	4
FINANCIAL STATEMENTS	5

SYMETRA SEPARATE ACCOUNT SL

Symetra Life Insurance Company (“the Company”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses.  Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company.  On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account SL (“the Separate Account”) on November 6, 1986, to hold assets that underlie policy values invested in the portfolios.  The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws.  It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended.  This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company.  The Separate Account invests in the underlying portfolios that are offered under the policy.  Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, but not all portfolios may be available under the policies described herein.  We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios.  We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios.  Policy values allocated to the Separate Account will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation units will reflect the investment performance of the Separate Account with respect to amounts allocated to it.  Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions.  The policy owner bears the entire investment risk.  There can be no assurance that the aggregate value in the policy will equal or exceed the purchase payments made under a policy for the reasons described above.

SERVICES

Service Providers

The administration and customer service for the policies is performed by McCamish Systems, L.L.C. (licensed in California as McCamish Systems LLC Insurance Administrators)  (“McCamish”), a Georgia company having its principal address and place of business at 6245 Powers Ferry Road, Third Floor, Atlanta, GA 30339.  McCamish performs the following services in connection with the policies:  information technology application services, customer application processing, receipt of premium payments, daily policy accounting, daily policy calculations, provision of policy statements and notices, maintenance of customer service center, mailing, maintenance of books and records, including, paper files, computer data files, electronic images, correspondence with owners of policies, and all related administrative records.  Underwriting and claims-paying are retained services of Symetra Life.  Symetra Life, the Separate Account, and the principal underwriter, Symetra Securities, Inc., have no direct or indirect affiliated relationship with McCamish.  Symetra Life entered into a Master Administration Agreement with McCamish effective December 15, 2006 and the basis for the compensation to be paid to McCamish is a combination of fees for services, flat rate and asset based fees.

Experts

Ernst & Young LLP, independent registered public accounting firm, has audited our financial statements listed below, as set forth in their reports. We’ve included our financial statements in the Statement of Additional Information and elsewhere in the Registration Statement in reliance on Ernst & Young LLP’s reports, given on their authority as experts in accounting and auditing.

•                  The financial statements for Symetra Separate Account SL as of December 31, 2006 and for each of the two years in the period then ended.

2

•                  The consolidated financial statements for Symetra Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in shareholder’s equity, comprehensive income (loss), and cash flows for the years ended December 31, 2006 and 2005, and for the period from August 2, 2004 through December 31, 2004, and the period from January 1, 2004 through August 1, 2004 (Predecessor).

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

DISTRIBUTION

Symetra Securities, Inc. (“SSI”), an affiliate of the Company, acts as the principal underwriter for the policies.  SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004.  The policies issued by the Separate Account are offered on a continuous basis. SSI is a wholly-owned subsidiary and affiliate of Symetra Life.  Because this is the first year the contract is available for purchase, no commission amounts for the distribution of the policies are available.  For the years ended 2006, 2005 and 2004,  SSI received $532,138, $564,045, and $492,481 in commissions for the distribution of all policies funded through the Separate Account.  SSI does not retain any portion of the commissions.

Reduction or Elimination of Policy Charges or Additional Amounts Credited

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to the policyholder by reducing or eliminating certain policy charges or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

1.     The size and type of group to which sales are to be made will be considered.  Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of policies with fewer sales contacts.

2.     The total amount of purchase payments to be received will be considered.  Per policy sales expenses are likely to be less on larger purchase payments than on smaller ones.

3.     Any prior or existing relationship with us will be considered.  Per policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the policies with fewer sales contacts.

4.     There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

Underwriting

The Company gathers certain information about an applicant’s gender, age, health, occupation, avocation, finances and other factors that impact mortality risk.  That information is gathered through use of

3

applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification.  The Company uses the 2001 Commissioner’s Standard Ordinary Mortality table to determine the maximum cost of insurance for each insured.

Misstatement of Age or Sex

If the age or sex of the insured has been incorrectly stated, the death benefit will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

Suicide

In the event the insured commits suicide, whether sane or insane, within two years from the Policy Date, the amount of death benefit will be limited to the Policy Value minus any accrued monthly deductions and outstanding loans and loaned interest owed to us.  All amounts will be calculated as of the date of death.

The Company’s Right to Contest

The Company cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured’s lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase.  If the policy is reinstated, the two-year period is measured from the date of reinstatement.  If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, loan interest, accrued deductions, withdrawals, and investment experience, gain or loss, in the Sub-accounts.

Advertising

The Company is ranked and rated by independent financial rating services, including Moody’s, Standard and Poor’s and A.M. Best Company.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company.  The ratings are not intended to reflect the investment experience or financial strength of the Separate Account.  From time to time we may advertise the rating of the Company and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Increases in Face Amount

Unlike other life insurance policies, this policy does not have a traditional “face amount” of coverage.  You apply for a premium plan rather than a specific face amount of insurance.  You may apply at no cost to you for a new premium plan to contribute more premium than the current premium plan for your policy.  If we approve your application for the new premium plan, then we will provide you with written notice and a new premium plan that will become part of your policy.  We do not charge you additional charges or increased rates for increases in the premium plan.  After the increase in the premium plan, your Policy Value will be calculated in the same manner as your original policy, and your premium payments will be allocated to the investment options you select.

FEDERAL TAX STATUS

Our Income Taxes

Under current federal income tax law, we are not taxed on the Separate Account’s operations.  Thus, currently we do not deduct a charge from the Separate Account for federal income taxes.   We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and we are not currently charging for them.  If they increase, we may deduct charges for such taxes.

4

FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of the Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policy.  They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

5

Consolidated Financial Statements

Symetra Life Insurance Company and Subsidiaries
Three-Year Period Ended December 31, 2006

Symetra Life Insurance Company and Subsidiaries

Consolidated Financial Statements

Three-Year Period Ended December 31, 2006

•	Ernst & Young LLP	•	Phone: (206) 621-1800
	Suite 3500		www.ey.com
999 Third Avenue
Seattle, Washington 98104

op

Report of Independent Auditors

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in shareholder’s equity, comprehensive income (loss), and cash flows for the years ended December 31, 2006 and 2005, and for the period from August 2, 2004 through December 31, 2004, and the period from January 1, 2004 through August 1, 2004 (Predecessor). These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of the Company at December 31, 2006 and 2005, and the consolidated results of its operations and its cash flows for the years ended December 31, 2006 and 2005, for the period from August 2, 2004 through December 31, 2004, and the period from January 1, 2004 through August 1, 2004 (Predecessor), in conformity with U.S. generally accepted accounting principles.

February 20, 2007

Symetra Life Insurance Company and Subsidiaries

Consolidated Balance Sheets
(In Thousands)

	December 31,
	2006	2005
Assets
Investments: (Note 3)
Available-for-sale securities:
Fixed maturities, at fair value (amortized cost: $16,051,929 and $16,948,759, respectively)	$16,013,687	$17,141,666
Marketable equity securities, at fair value (cost: $136,797 and $121,135, respectively)	157,800	132,141
Mortgage loans	794,283	776,923
Policy loans	79,244	80,463
Short-term investments	31,745	—
Investment in limited partnerships	112,648	93,400
Other invested assets	7,213	13,362
Total investments	17,196,620	18,237,955

Cash and cash equivalents	227,796	103,778
Accrued investment income	206,297	213,502
Accounts receivable and other receivables	79,172	49,974
Reinsurance recoverables (Note 7)	238,764	229,888
Deferred policy acquisition costs (Note 8)	88,237	49,017
Goodwill	3,687	3,687
Deferred income tax assets, net (Note 12)	218,460	134,648
Current income tax recoverable	—	26,207
Property, equipment, and leasehold improvements, net (Note 9)	16,799	18,040
Other assets	12,026	5,117
Securities lending collateral (Note 5)	439,292	598,451
Separate account assets	1,233,929	1,188,820
Total assets	$19,961,079	$20,859,084

	December 31,
	2006	2005
Liabilities and shareholder’s equity
Funds held under deposit contracts (Note 6)	$15,986,896	$16,697,903
Future policy benefits	376,363	371,457
Policy and contract claims (Note 10)	119,514	135,655
Unearned premiums	11,721	11,560
Other policyholders’ funds	46,125	47,511
Current income taxes payable (Note 12)	5,194	—
Other liabilities	244,703	205,235
Securities lending payable (Note 5)	439,292	598,451
Separate account liabilities	1,233,929	1,188,820
Total liabilities	18,463,737	19,256,592

Commitments and contingencies (Note 14)

Common stock, $250 par value; 20,000 shares authorized, issued, and outstanding	5,000	5,000
Additional paid-in capital	1,251,697	1,251,697
Retained earnings	251,458	212,902
Accumulated other comprehensive income (loss), net of taxes (Note 13)	(10,813)	132,893
Total shareholder’s equity	1,497,342	1,602,492
Total liabilities and shareholder’s equity	$19,961,079	$20,859,084

See accompanying notes.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Income
(In Thousands)

				Predecessor
	Year Ended December 31,		Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,
	2006	2005	2004	2004
Revenues:
Premiums (Note 7)	$525,657	$575,459	$263,195	$357,925
Net investment income (Note 3)	982,039	991,233	410,436	693,464
Other revenues	34,784	37,383	17,411	29,797
Net realized investment gains (losses) (Note 3)	(5,482)	13,162	7,024	34,985
Total revenues	1,536,998	1,617,237	698,066	1,116,171

Benefits and expenses:
Policyholder benefits and claims	264,252	327,427	127,499	223,577
Interest credited to policyholder account values	774,678	811,334	360,196	556,433
Other underwriting and operating expenses	236,707	251,151	112,543	166,981
Amortization of deferred policy acquisition costs (Note 8)	14,589	11,861	1,626	34,164
Intangible asset amortization	—	—	—	4,929
Total benefits and expenses	1,290,226	1,401,773	601,864	986,084

Income before income taxes	246,772	215,464	96,202	130,087

Provision (benefit) for income taxes (Note 12):
Current	92,147	21,914	23,046	1,237
Deferred	(6,431)	43,064	10,740	30,608
Total provision for income taxes	85,716	64,978	33,786	31,845
Net income	$161,056	$150,486	$62,416	$98,242

See accompanying notes.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Shareholder’s Equity
(In Thousands)

				Predecessor
	Year Ended December 31,		Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,
	2006	2005	2004	2004

Common stock:
Balance at beginning and end of period	$5,000	$5,000	$5,000	$5,000

Additional paid-in capital:
Balance at beginning of period	1,251,697	1,251,697	373,638	363,391
Purchase method accounting adjustment	—	—	878,059	—
Capital contribution from Safeco	—	—	—	8,834
Stock option expense allocation from Safeco	—	—	—	1,413
Balance at end of period	1,251,697	1,251,697	1,251,697	373,638

Retained earnings:
Balance at beginning of period	212,902	62,416	1,327,392	1,293,450
Purchase method accounting adjustment	—	—	(1,327,392)	—
Net income	161,056	150,486	62,416	98,242
Dividend distributions	(122,500)	—	—	(64,300)
Balance at end of period	251,458	212,902	62,416	1,327,392

Accumulated other comprehensive income (loss), net of taxes:
Balance at beginning of period	132,893	311,514	636,050	829,145
Purchase method accounting adjustment	—	—	(636,050)	—
Other comprehensive income (loss)	(143,706)	(178,621)	311,514	(193,095)
Balance at end of period	(10,813)	132,893	311,514	636,050
Shareholder’s equity	$1,497,342	$1,602,492	$1,630,627	$2,342,080

See accompanying notes.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income (Loss)
(In Thousands)

				Predecessor
	Year Ended December 31,		Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,
	2006	2005	2004	2004

Net income	$161,056	$150,486	$62,416	$98,242

Other comprehensive income (loss), net of taxes:
Changes in unrealized gains and losses on available-for-sale securities (net of tax: $(80,170), $(93,083), $169,525, and $(102,908), respectively)	(148,890)	(172,869)	314,831	(191,115)
Reclassification adjustment for net realized investment gains and losses included in net income (net of tax: $2,753, $(3,518), $(1,543), and $(12,360), respectively)	5,114	(6,534)	(2,865)	(22,953)
Derivatives qualifying as cash flow hedges – net change in fair value (net of tax: $(0), $(0), $(0), and $(2,390), respectively)	—	—	—	(4,439)
Adjustment for deferred policy acquisition costs valuation allowance (net of tax: $38, $419, $(243), and $13,683, respectively)	70	782	(452)	25,412
Other comprehensive income (loss)	(143,706)	(178,621)	311,514	(193,095)
Comprehensive income (loss)	$17,350	$(28,135)	$373,930	$(94,853)

See accompanying notes.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows
(In Thousands)

				Predecessor
	Year Ended December 31,		Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,
	2006	2005	2004	2004
Cash flows from operating activities
Net income	$161,056	$150,486	$62,416	$98,242
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment (gains) losses	5,482	(13,162)	(7,024)	(34,985)
Accretion of fixed maturity investments and mortgage loans	72,185	98,829	58,533	3,949
Accrued interest on accrual bonds	(43,444)	(45,383)	(19,502)	(27,504)
Amortization and depreciation	8,314	7,583	1,761	4,466
Deferred income tax provision (benefit)	(6,431)	43,064	10,740	30,608
Interest credited on deposit contracts	774,678	811,334	360,196	556,433
Mortality and expense charges and administrative fees	(91,187)	(89,185)	(35,825)	(50,718)
Changes in:
Accrued investment income	7,205	15,552	9,567	(7,807)
Deferred policy acquisition costs	(39,112)	(33,438)	(13,816)	11,011
Other receivables	(27,436)	(8,602)	(4,182)	19,764
Policy and contract claims	(16,141)	(17,518)	(113)	14,061
Future policy benefits	4,906	16,545	(5,234)	5,710
Unearned premiums	161	2,157	(710)	275
Accrued income taxes	31,402	(30,774)	15,814	(38,509)
Other assets and liabilities	9,779	(23,467)	(331)	(57,939)
Other, net	1,168	11	1,302	938
Total adjustments	691,529	733,546	371,176	429,753
Net cash provided by operating activities	852,585	884,032	433,592	527,995

Cash flows from investing activities
Purchases of:
Fixed maturities	(1,592,700)	(2,873,509)	(1,202,612)	(1,677,343)
Equity securities	(86,386)	(88,629)	(42,992)	(3,375)
Other invested assets and investments in limited partnerships	(11,499)	(61,806)	(6,072)	162
Issuance of mortgage loans	(121,987)	(101,992)	(15,543)	(40,854)
Issuance of policy loans	(19,574)	(17,895)	(7,546)	(12,550)
Maturities and calls of fixed maturities	837,233	1,273,535	791,191	974,773
Sales of:
Fixed maturities	1,576,302	2,318,889	362,459	712,821
Equity securities	80,951	53,716	41,573	4,491

				Predecessor
	Year Ended December 31,		Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,
	2006	2005	2004	2004

Cash flows from investing activities (continued)
Other invested assets and investments in limited partnerships	$13,128	$1,886	$11,781	$1,621
Repayment of mortgage loans	99,085	134,774	70,230	152,745
Repayment of policy loans	20,663	19,244	8,555	12,956
Net (increase) decrease in short-term investments	(31,757)	—	846	19,040
Purchase of property, equipment, and leasehold improvements	(2,776)	(21,824)	(502)	382
Other, net	(1)	—	(374)	—
Net cash provided by investing activities	760,682	636,389	10,994	144,869

Cash flows from financing activities
Capital contributions received	—	—	—	1,131
Policyholder account balances:
Deposits	656,304	444,616	179,250	211,851
Withdrawals	(2,023,053)	(1,972,889)	(675,351)	(757,495)
Dividend distributions	(122,500)	—	—	(64,300)
Net cash used in financing activities	(1,489,249)	(1,528,273)	(496,101)	(608,813)
Net increase (decrease) in cash and cash equivalents	124,018	(7,852)	(51,515)	64,051
Cash and cash equivalents at beginning of period	103,778	111,630	163,145	99,094
Cash and cash equivalents at end of period	$227,796	$103,778	$111,630	$163,145

Supplemental disclosures of cash flow information
Net cash paid during the year for:
Income taxes	$59,960	$51,925	$7,233	$39,745
Noncash transactions during the year:
Investment in limited partnership and capital obligation incurred	19,864	31,599	—	—
Other capital contribution	—	—	—	7,703

See accompanying notes.

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

(All Dollar Amounts in Thousands, Unless Otherwise Stated)

December 31, 2006

1. Organization and Description of Business

Symetra Life Insurance Company and Subsidiaries (the Company), is a stock life insurance company organized under the laws of the state of Washington. It is a wholly owned subsidiary of Symetra Financial Corporation, a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

On March 15, 2004, Symetra Financial Corporation entered into a definitive agreement to purchase a group of life and investment companies from Safeco Corporation (Safeco). Included in the transaction was the Company (formerly Safeco Life Insurance Company), including its three wholly owned subsidiaries:

•                  Symetra National Life Insurance Company (formerly Safeco National Life Insurance Company)

•                  American States Life Insurance Company (ASL)

•                  First Symetra National Life Insurance Company of New York (formerly First Safeco National Life Insurance Company of New York)

The acquisition was completed effective August 2, 2004, at a purchase price of $1,349.9 million, representing the amount paid to Safeco at closing of $1,350 million, plus capitalized transaction costs of $11.0 million, and less a purchase price adjustment of $11.1 million. The acquisition was financed through investor capital contributions of $1,065 million and the issuance of long-term debt of $300 million. On December 29, 2004, Symetra Financial Corporation received $22.8 million from Safeco as final settlement of its tax sharing agreement and the purchase price related to the August 2, 2004 transaction. Of the total purchase price, $1,257 million was allocated to the Company.

The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, Business Combinations. Under SFAS No. 141, the purchase price is allocated to the estimated fair value of the tangible and identifiable assets acquired less liabilities assumed at the date of acquisition. The Company applied pushdown accounting under the provisions of Staff Accounting Bulletin No. 54, Pushdown Basis of Accounting in Financial Statements of Subsidiaries. Deferred policy acquisition costs (DAC), intangible assets, and goodwill were reset to zero on August 2, 2004.

During 2005, the Company adjusted the deferred tax assets valuation allowance that resulted from the realization of certain income tax benefits related to the acquisition. The adjustment increased the amount of deferred tax assets and decreased the amount of intangible assets by $4,200. See Note 12 for more information.

The Company’s wholly owned subsidiary, ASL, was statutorily merged into the Company during 2005.

The following pro forma results for the seven months ended August 1, 2004 are based on the historical financial statements of the Predecessor, adjusted to include the effect of the acquisition as if the acquisition had occurred at the beginning of each period presented:

Seven Months Ended August 1, 2004
Net income as reported in Consolidated Statement of Income	$98,242
Add back: Amortization of DAC and intangibles	25,410
Pro forma net income	$123,652

The Company offers group and individual insurance products and retirement products including annuities marketed through professional agents and distributors in all states and the District of Columbia. The Company’s principal products include stop-loss medical insurance, fixed deferred annuities, variable annuities, single premium immediate annuities, and individual life insurance.

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Throughout the consolidated financial statements, the new names of the entities have been used as if those names were in effect prior to August 2, 2004. In addition, all references to affiliated companies in the periods prior to August 2, 2004, refer to former Safeco affiliates.

2. Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves for future policy benefits, DAC, valuation of investments and evaluation of other-than-temporary impairments, income taxes, and contingencies. All significant intercompany transactions and balances have been eliminated in the Consolidated Financial Statements.

Certain reclassifications have been made to the prior year financial information to conform to the current period presentation.

Recognition of Insurance Revenue and Related Benefits

Premiums from group life and health insurance products are recognized as revenue when earned over the life of the policy. The Company reports the portion of premiums unearned as a liability for unearned premiums on the Consolidated Balance Sheets. These policies are short-duration contracts.

Traditional individual life insurance products, primarily term and whole life insurance products, are long-duration contracts consisting principally of products with fixed and guaranteed premiums and benefits. Premiums from these products are recognized as revenue when due. Benefits and expenses associated with earned premiums result in the recognition of profits over the life of the policy. This association is accomplished by providing for future policy benefits and deferring and amortizing policy acquisition costs.

Deposits related to universal life-type, limited payment-type, and investment-type products are credited to policyholder account balances and reflected as liabilities rather than as premium income when received. Revenues from these contracts consist of investment income on the policyholders’ fund balances and amounts assessed during the period against policyholders’ account balances for the cost of insurance charges, policy administration charges, and surrender charges. The Company includes the cost of insurance charges in premiums. Policy administration charges and surrender charges are included in other revenue in the Consolidated Statements of Income. Amounts that are charged to income include interest credited and benefit claims incurred in excess of related policyholder account balances.

Variable product fees are charged to variable annuity and variable life policyholders’ accounts based upon the daily net assets of the policyholders’ account values and are recognized as other revenue when charged. Cost of insurance charges, policy administration charges, and surrender charges are included in other revenue in the Consolidated Statements of Income.

Investments

In accordance with the provisions of SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, the Company classifies its investments into one of three categories: held-to-maturity, available-for-sale, or trading. Fixed maturities include bonds, mortgage-backed securities, and redeemable preferred stocks. The Company classifies all fixed maturities as available-for-sale and carries them at fair value. The Company reports net unrealized investment gains and losses related to available-for-sale securities in accumulated other comprehensive income (loss) (OCI) in Shareholder’s Equity, net of related DAC and deferred income taxes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments-to-date plus anticipated future payments. The Company includes any resulting adjustment in net investment income.

Marketable equity securities include common stocks, nonredeemable preferred stocks, and investments in other limited partnerships when the ownership percentage of such investments is less than 3%. The Company classifies marketable equity securities as available-for-sale and carries them at fair value. Changes in net unrealized investment gains and losses are recorded directly to OCI in Shareholder’s Equity, net of related DAC and deferred income taxes.

When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid.

Investments are considered to be impaired when a decline in fair value is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security.

The Company’s review of its fixed maturities and marketable equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities for which the estimated fair value has declined and remained below cost or amortized cost by less than 20%, (ii) securities which the estimated fair value has declined and remained below cost or amortized cost by 20% or more for less than six months, and (iii) securities for which the estimated fair value has declined and remained below cost or amortized cost by 20% or more for six months or greater. While all securities are monitored for impairment, the Company’s experience indicates that the first two categories do not represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve.

If the value of any of the Company’s investments falls in the third category, the Company analyzes the decrease to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the Company considers:

•                  How long and by how much the fair value has been below its cost.

•                  The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.

•                  The Company’s intent and ability to hold the security long enough for it to recover its value, considering any long-range plans that may affect the Company’s ability to hold securities.

•                  Any downgrades of the security by a rating agency.

•                  Any reduction or elimination of dividends, or nonpayment of scheduled interest payments.

Based on its analysis, the Company makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, the Company records an impairment charge within net realized investment gains (losses) in the Consolidated Statements of Income in the period that the Company makes the determination. In addition, any impaired investments for which the Company does not have the intent and ability to hold the security long enough for it to recover its value is recorded as an other-than-temporary impairment.

The Company uses public market pricing information to determine the fair value of its investments when such information is available. When such information is not available for investments, as in the case of securities that are not publicly traded, the Company uses other valuation techniques. Such techniques include using independent pricing sources, evaluating discounted cash flows, identifying comparable securities with quoted market prices, and using internally prepared valuations based on certain modeling and pricing methods. The Company’s investment portfolio at December 31, 2006 and 2005 included $604,250 and $619,544, respectively, of fixed maturities and $25,770 and $23,967, respectively, of marketable equity securities that were not publicly traded, and values for these securities were determined using these other valuation techniques.

The cost of securities sold is determined using the specific-identification method.

The Company carries mortgage loans at outstanding principal balances, less a valuation allowance for mortgage loan losses. The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the amortized cost and the fair value of the underlying collateral to the valuation allowance. Changes in the valuation allowance are recorded in net realized investment gains (losses). The Company accrues interest income on impaired loans to the extent that it is deemed collectible, and the loan continues to perform under its original or restructured terms. Interest income on nonperforming loans is generally recognized on a cash basis.

Policy loans are carried at unpaid principal balances, which approximate fair value.

Cash and cash equivalents consist of short-term, highly liquid investments with original maturities of three months or less at the time of purchase. Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.

Investments in limited partnership interests are accounted for under the equity method when the Company has more than a minor interest of 3% or greater, has influence over the partnership’s operating and financial policies, and does not have a controlling interest. The Company has identified certain investments in limited partnerships that meet the definition of a variable interest entity (VIE) under Financial Accounting Standards Board (FASB) Interpretation No. (FIN) 46R, Consolidation of Variable Interest Entities. Based on the analysis of these interests, the Company does not meet the FIN No. 46R definition of “primary beneficiary” of any of these partnerships and therefore has not consolidated these entities.

Derivative Financial Instruments

Derivative financial instruments are included in other invested assets on the Company’s Consolidated Balance Sheets. The Company’s financial statement recognition of the change in the fair value of a derivative depends on the intended use of the derivative and the extent to which it is effective as part of a hedging transaction. Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment.

Derivatives that hedge the change in fair value of recognized assets or liabilities are designated as fair value hedges. For such derivatives, the Company recognizes the changes in the fair value of both the derivative and the hedged items in net realized investment gains (losses) in the Consolidated Statements of Income.

Derivatives that hedge variable rate assets or liabilities or forecasted transactions are designated as cash flow hedges. For such derivatives, the Company recognizes the changes in the fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affects current earnings. At the time current earnings are affected by the variability of cash flows, the related portion of deferred gains or losses on cash flow hedge derivatives is reclassified from OCI and recorded in the Consolidated Statements of Income.

When the changes in the fair value of such derivatives do not perfectly offset the changes in the fair value of the hedged transaction, the Company recognizes the ineffective portion in the Consolidated Statements of Income. For derivatives that do not qualify for hedge accounting treatment, the Company records the changes in fair value of these derivatives in net realized investment gains (losses) in the Consolidated Statements of Income.

The Company formally documents all relationships between the hedging instruments and hedged items, as well as risk-management objectives and strategies for undertaking various hedge transactions. The Company links all hedges that are designated as fair value hedges to specific assets or liabilities on the Consolidated Balance Sheets. The Company links all hedges that are designated as cash flow hedges to specific variable rate assets or liabilities or to forecasted transactions. The Company also assesses, both at the inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting the changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, the Company discontinues hedge accounting on a prospective basis.

Reinsurance

The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures all or a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. Reinsurance does not affect the Company’s liability to its policyholders. Accordingly, the policy and contract claims liabilities and future policy benefit reserves are reported gross of any related reinsurance recoverables. The Company reports premiums, benefits, and settlement expenses net of reinsurance ceded on the Consolidated Statements of Income. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Deferred Policy Acquisition Costs

The Company defers as assets certain costs, principally commissions, distribution costs, and other underwriting costs, that vary with and are primarily related to the production of business. The Company amortizes acquisition costs for deferred and immediate annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the present value of the estimated future gross profits of each of these product lines. In this estimation process, the Company makes assumptions as to surrender rates, mortality experience, maintenance expenses, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DAC amortization rates. For interest-sensitive life products, the Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in adjustments to DAC amortization that are recorded in earnings when such estimates are revised. The Company adjusts the unamortized balance of DAC for the impact on estimated future gross profits as if net unrealized investment gains and losses on securities had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in OCI in Shareholder’s Equity.

The Company amortizes acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies, using assumptions consistent with those used in computing policy benefit liabilities. The Company amortizes acquisition costs for group life and medical policies over the policy period of one year.

The Company conducts regular recoverability analyses for deferred and immediate annuity contracts, universal life contracts, and traditional life contract DAC balances. The Company compares the current DAC balance with the estimated present value of future profitability of the underlying business. The DAC balances are considered recoverable if the present value of future profits is greater than the current DAC balance. As of December 31, 2006, all of the DAC balances were considered recoverable.

Goodwill

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment.

In December 1999, the Company purchased the assets of Sound Benefits Administration and Sound Benefits Marketing (collectively, referred to as Sound Benefits) to acquire the agency involved in selling and supporting the Company’s Select Benefits group medical product. This transaction included goodwill of $3,687 when the Company paid the final purchase price in January 2005.

During 2005, $4,200 of other identifiable intangible assets was written down to zero due to a purchase price allocation adjustment resulting from the realization of certain income tax benefits. See Note 12 for more information.

Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. Estimated useful lives generally range from one to ten years for leasehold improvements and three to ten years for all other property and equipment. Leasehold improvements are amortized over the shorter of their economic useful lives or the term of the lease.

Leases

Certain of the Company’s operating leases provide for minimum annual payments that change over the life of the lease. The aggregate minimum annual payments are expensed on the straight-line basis over the minimum lease term. The Company recognizes a deferred rent liability for minimum step rents when the amount of rent expense exceeds the actual lease payments, and it reduces the deferred rent liability when the actual lease payments exceed the amount of straight-line rent expense. Rent holidays, rent incentives, and tenant improvement allowances are amortized on the straight-line basis over the initial term of the lease and any option period that is reasonably assured.

Sales Inducements

The Company defers sales inducements to contract holders for bonus interest features on deferred annuities. The bonus interest entitles the contract holder to an incremental amount of interest to be credited to the account value over the twelve month period following the initial deposit. The incremental interest causes the first year credited rate to be higher than the contract’s expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contract holders are reported as other assets and amortized into interest credited to policy holder account values using the same methodology and assumptions used to amortize DAC.

Separate Accounts

Separate account assets and liabilities reported on the accompanying Consolidated Balance Sheets consist of the fair value of variable annuity and variable universal life contracts and represent funds that the Company administers and invests to meet the specific fund allocations of the policyholders. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Net investment income and net realized and unrealized investment gains and losses accrue directly to any such policyholders who bear the investment risk, subject to guaranteed minimum death benefits (GMDB). For variable annuity contracts with GMDB, the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers three types of GMDB contracts consisting of return of premium and two versions of ratchet, which are evaluated every fifth and eighth year, respectively.

The Company reinsures nearly all of the GMDB risk on its individual variable annuity contracts. Therefore, the liability balance is not material. The Company does not include investment results accruing directly to the policyholders in its revenues. Fees charged to policyholders include mortality, policy administration, and surrender charges and are included in other revenues.

Funds Held Under Deposit Contracts

Liabilities for fixed deferred annuity contracts, guaranteed investment contracts, and universal life policies are computed as deposits net of withdrawals made by the policyholder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. For single premium immediate annuities (SPIAs), including structured settlements, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Liabilities are based on discounted amounts of estimated future benefits. Contingent future benefits are discounted with best-estimate mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for SPIAs is set at issuance. The interest rates within the pattern vary over time and start with interest rates that prevailed at the contract issuance. The weighted-average implied interest rate on the existing block is currently at 5.9% and will grade to an ultimate assumed level of 6.7% in about 20 years.

Future Policy Benefits

The Company computes liabilities for future policy benefits under traditional individual life and group life insurance policies on the level premium method, which uses a level premium assumption to fund reserves. The Company selects the level premiums so that the actuarial present value of future benefits equals the actuarial present value of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes provisions for adverse deviations. These liabilities are contingent upon the death of the insured while the policy is in force. The Company derives mortality assumptions from both company-specific and industry statistics. The Company discounts future benefits at interest rates that vary by year of policy issuance, are graded to the statutory valuation interest rate over time, and range from 6.0% to 4.0%.

Policy and Contract Claims

Liabilities for policy and contract claims primarily represent liabilities for claims under group medical coverages and are established on the basis of reported losses (case basis method). The Company also provides for claims incurred but not reported (IBNR) based on expected loss ratios, claims paying completion patterns, and historical experience. The Company periodically reviews estimates for reported but unpaid claims and IBNR. Any necessary adjustments are reflected in current operating results.

Income Taxes

Through the date of acquisition, the Company was included in a consolidated federal income tax return filed by Safeco. Tax payments (credits) were made to or received from Safeco in accordance with the tax allocation agreement on a separate company tax return filing basis. Subsequent to the acquisition, the Company files a separate life consolidated tax return. Pursuant to Internal Revenue Code (IRC) §1504(c) the life insurance companies will file a separate life consolidated tax return for five years subsequent to the acquisition.

Income taxes have been provided using the liability method in accordance with SFAS No. 109, Accounting for Income Taxes. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated as the difference between the book and tax basis of the appropriate assets and liabilities. Deferred tax assets are recognized only to the extent that it is probable that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized.

Recently Issued Accounting Standards

SFAS No. 157, Fair Value Measurements

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements. SFAS No. 157 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently evaluating the impact the adoption of this Statement could have on its financial condition, results of operations, and cash flows.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – An Interpretation of FASB Statement No. 109

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes. FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with SFAS No. 109. FIN No. 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN No. 48 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN No. 48 as of January 1, 2007, as required. The adoption did not have a material impact on the Company’s consolidated financial statements.

SFAS No. 155, Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends certain paragraphs of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 also resolves issues addressed in SFAS No. 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS No. 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS No. 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS No. 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. The provisions of SFAS No. 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS No. 155 as of January 1, 2007, as required. The adoption did not have a material impact on the Company’s consolidated financial statements.

American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts, other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract, resulting in a release of unamortized DAC, unearned revenue, and deferred sales inducements associated with the replaced contract.

The provisions of SOP 05-1 are effective for fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 effective on January 1, 2007, as required. The adoption of SOP 05-1 did not have a material impact on the Company’s consolidated financial statements.

3. Investments

The following tables summarize the Company’s fixed maturities and marketable equity securities:

December 31, 2006	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$157,000	$1,775	$(879)	$157,896
State and political subdivisions	666,101	9,329	(4,532)	670,898
Foreign governments	205,186	4,166	(477)	208,875
Corporate securities	10,637,634	161,802	(167,601)	10,631,835
Mortgage-backed securities	4,386,008	26,741	(68,566)	4,344,183
Total fixed maturities	16,051,929	203,813	(242,055)	16,013,687
Marketable equity securities	136,797	21,875	(872)	157,800
Total	$16,188,726	$225,688	$(242,927)	$16,171,487

December 31, 2005	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$648,755	$49,460	$(766)	$697,449
State and political subdivisions	741,671	25,218	(1,636)	765,253
Foreign governments	353,333	13,121	(228)	366,226
Corporate securities	10,858,322	262,612	(135,898)	10,985,036
Mortgage-backed securities	4,346,678	42,289	(61,265)	4,327,702
Total fixed maturities	16,948,759	392,700	(199,793)	17,141,666
Marketable equity securities	121,135	12,001	(995)	132,141
Total	$17,069,894	$404,701	$(200,788)	$17,273,807

The following tables show the Company’s investments’ gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2006	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
U.S. government and agencies	$52,723	$(671)	$24,683	$(208)	$77,406	$(879)
State and political subdivisions	219,608	(2,922)	65,722	(1,610)	285,330	(4,532)
Foreign governments	14,404	(214)	11,103	(263)	25,507	(477)
Corporate securities	2,719,311	(55,159)	3,686,795	(112,442)	6,406,106	(167,601)
Mortgage-backed securities	1,501,485	(22,776)	1,888,331	(45,790)	3,389,816	(68,566)
Total fixed maturities	4,507,531	(81,742)	5,676,634	(160,313)	10,184,165	(242,055)
Marketable equity securities	5,495	(125)	1,845	(747)	7,340	(872)
Total	$4,513,026	$(81,867)	$5,678,479	$(161,060)	$10,191,505	$(242,927)

	Less Than 12 Months		12 Months or More		Total
December 31, 2005	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
U.S. government and agencies	$43,881	$(641)	$7,031	$(125)	$50,912	$(766)
State and political subdivisions	87,574	(675)	51,278	(961)	138,852	(1,636)
Foreign governments	20,927	(226)	2,502	(2)	23,429	(228)
Corporate securities	4,949,321	(122,109)	697,497	(13,789)	5,646,818	(135,898)
Mortgage-backed securities	2,077,490	(36,638)	1,032,928	(24,627)	3,110,418	(61,265)
Total fixed maturities	7,179,193	(160,289)	1,791,236	(39,504)	8,970,429	(199,793)
Marketable equity securities	6,691	(905)	228	(90)	6,919	(995)
Total	$7,185,884	$(161,194)	$1,791,464	$(39,594)	$8,977,348	$(200,788)

As of December 31, 2006 and 2005, $148,548 and $36,176, respectively, of unrealized losses for a period of twelve months or more relate to investment grade fixed income securities. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in the issuer and the sector related credit spreads since the securities were acquired. As of December 31, 2006 and 2005, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

The Company reviewed all its investments with unrealized losses at the end of 2006 and 2005 in accordance with the impairment policy described in Note 2. The Company’s evaluation determined that these declines in fair value were temporary and it had the intent and ability to hold these investments until recovery.

At December 31, 2006 and 2005, the Company held below-investment-grade fixed maturities with fair values of $1,326,000 and $1,380,000, respectively, and an amortized cost of $1,300,000 and $1,354,000, respectively. These holdings amounted to 8.3% and 8.1%, respectively, of the investments in fixed maturities at fair value at December 31, 2006 and 2005.

The following table summarizes the cost or amortized cost and fair value of fixed maturities at December 31, 2006, by contractual years-to-maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

	Cost or Amortized Cost	Fair Value

One year or less	$377,113	$375,048
Over one year through five years	2,651,783	2,608,778
Over five years through ten years	2,747,196	2,702,360
Over ten years	5,889,829	5,983,318
Mortgage-backed securities	4,386,008	4,344,183
Total fixed maturities	$16,051,929	$16,013,687

The carrying value of certain securities and cash on deposit with state regulatory authorities was $8,302 and $14,103 at December 31, 2006 and 2005, respectively.

No industry represented more than 9.1% of the amortized cost of fixed maturities and equity securities at December 31, 2006 and 2005.

The following table summarizes the Company’s combined pretax net investment income:

				Predecessor
	Year Ended December 31		Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,
	2006	2005	2004	2004
Interest:
Fixed maturities	$926,225	$944,448	$390,031	$633,601
Mortgage loans	48,849	46,052	21,943	44,233
Short-term investments	8,853	3,725	934	1,974
Dividends:
Marketable equity securities	2,371	3,725	2,671	3,302
Redeemable preferred stock	6,532	2,860	492	2,965
Policy loans	4,870	5,112	2,241	3,067
Income in equity method investments	4,658	2,514	—	—
Other	2,921	5,331	2,829	9,230
Total investment income	1,005,279	1,013,767	421,141	698,372
Investment expenses	(23,240)	(22,534)	(10,705)	(4,908)
Net investment income	$982,039	$991,233	$410,436	$693,464

The carrying value of investments in fixed maturities that have not produced income for the last twelve months was $29,047 and $1,789 at December 31, 2006 and 2005, respectively. All of the mortgage loans produced income during 2006 and 2005.

The following table summarizes the Company’s consolidated net realized investment gains (losses) before income taxes:

				Predecessor
	Year Ended December 31		Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,
	2006	2005	2004	2004
Fixed maturities	$(18,729)	$2,983	$4,117	$34,341
Marketable equity securities	10,145	7,069	291	972
Other invested assets	1,912	3,023	2,605	189
Deferred policy acquisition costs adjustment	1,190	87	11	(517)
Net realized investment gains (losses) before income taxes	$(5,482)	$13,162	$7,024	$34,985

During 2006, the Company recorded impairment charges of fixed maturity investments and equity securities totaling $25,079. These write-downs were primarily from investments in the paper-related industry totaling $15,655 or 62% of the total. The additional write-downs represent securities that the Company does not intend to hold until recovery. The following tables summarize the proceeds from sales of investment securities and related net realized investment gains (losses) before income taxes for 2006, 2005, and 2004.

	Year Ended December 31, 2006
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$1,576,302	$80,951	$13,128	$1,670,381

Gross realized investment gains	$24,735	$11,863	$2,497	$39,095
Gross realized investment losses	(18,027)	(1,431)	(112)	(19,570)
Subtotal	6,708	10,432	2,385	19,525
Impairments	(24,608)	(471)	—	(25,079)
Other, including gains (losses) on calls and redemptions	(829)	184	717	72
Net realized investment gains	$(18,729)	$10,145	$3,102	$(5,482)

	Year Ended December 31, 2005
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$2,318,889	$53,716	$1,886	$2,374,491

Gross realized investment gains	$30,702	$8,138	$—	$38,840
Gross realized investment losses	(25,751)	(847)	—	(26,598)
Subtotal	4,951	7,291	—	12,242
Impairments	(7,624)	—	—	(7,624)
Other, including gains (losses) on calls and redemptions	5,656	(222)	3,110	8,544
Net realized investment gains	$2,983	$7,069	$3,110	$13,162

	Period From August 2, 2004 Through December 31, 2004
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$362,459	$41,573	$11,781	$415,813

Gross realized investment gains	$8,379	$978	$6,345	$15,702
Gross realized investment losses	(7,862)	(224)	(5,747)	(13,833)
Subtotal	517	754	598	1,869
Impairments	(27)	(87)	—	(114)
Other, including gains (losses) on calls and redemptions	3,627	(376)	2,018	5,269
Net realized investment gains	$4,117	$291	$2,616	$7,024

	Period From January 1, 2004 Through August 1, 2004 – Predecessor
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$712,821	$4,491	$1,621	$718,933

Gross realized investment gains	$45,702	$1,137	$17,846	$64,685
Gross realized investment losses	(17,163)	(165)	(15,467)	(32,795)
Subtotal	28,539	972	2,379	31,890
Impairments	(10,272)	—	—	(10,272)
Other, including gains (losses) on calls and redemptions	16,074	—	(2,707)	13,367
Net realized investment gains (losses)	$34,341	$972	$(328)	$34,985

The following table summarizes the Company’s allowance for mortgage loan losses:

				Predecessor
	Year Ended December 31,	Year Ended December 31,	Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,
	2006	2005	2004	2004

Allowance at beginning of period	$3,903	$10,172	$10,172	$10,172
Provision	109	—	—	—
Adjustment	—	(6,269)	—	—
Allowance at end of period	$4,012	$3,903	$10,172	$10,172

This allowance relates to mortgage loan investments of $798,295 and $780,826 at December 31, 2006 and 2005, respectively. All of the Company’s mortgage loan investments were in good standing at December 31, 2006.

At December 31, 2006, mortgage loans constituted approximately 3.9% of total assets and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The majority of the properties are located in the western United States, with 27% of the total in California and 22% in Washington. Individual loans generally do not exceed $15,000.

The carrying value of other invested assets approximates fair value. The following table summarizes the Company’s other invested assets:

	December 31
	2006	2005

Options	$2,053	$3,331
Embedded derivatives	5,090	9,331
Other	70	700
Total other invested assets	$7,213	$13,362

4. Derivative Financial Instruments

Derivatives are instruments whose values are derived from an underlying instrument, indices, or rates, have a notional amount, and can be net settled. This may include derivatives that are “embedded” in financial instruments or in certain existing assets or liabilities. The Company uses derivative financial instruments, including interest rate swaps and options, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or on existing assets and liabilities.

Interest rate risk is the risk of economic loss due to changes in the level of interest rates. The Company manages interest rate risk through active portfolio management and selective use of interest rate swaps as hedges to change the characteristics of certain assets and liabilities. With interest rate swap agreements, the Company exchanges with a counterparty, at specified intervals, interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments), based on an underlying principal balance (notional amount). No cash is exchanged at the outset of the contract, and no principal payments are made by either party. The net interest accrued and the net interest payments made at each interest payment due date are recorded to interest income or expense, depending on the hedged item.

Fair Value Hedges

In August 2004, all fair value hedges, totaling $330,409 of notional amount outstanding, were terminated resulting in a realized investment loss of $3,491. Prior to August 2004, the Company used interest rate swaps to hedge the change in fair value of certain fixed-rate assets. As discussed in Note 2, derivatives that were determined to be highly effective were given hedge accounting treatment and changes in their fair values and the related fair values of the assets that they hedged were recognized in net realized investment gains (losses) in the Consolidated Statements of Income.

Cash Flow Hedges

In August 2004, all cash flow interest rate swaps were terminated, resulting in a net realized investment gain of $393. Prior to August 2004, the Company used interest rate swaps to hedge the variability of future cash flows arising from changes in interest rates associated with certain variable rate assets and forecasted transactions. Amounts recorded in OCI related to derivatives qualifying as cash flow hedges resulted in a decrease in OCI of $4,439 after tax for the seven month period ended August 1, 2004.

In August 2004, interest rate swaps related to the forecasted transactions were terminated resulting in a realized investment gain of $3,640.

Prior to August 2004, the interest rate swaps related to forecasted transactions that were considered probable of occurring were considered to be highly effective and qualified for hedge treatment under SFAS No. 133. SFAS No. 133 requires that amounts deferred in OCI be reclassified into earnings either when the forecasted transaction occurs or when it is considered not probable of occurring, whichever happens sooner. In the seven month period ended August 1, 2004, $7,442 after tax was reclassified from OCI to net realized investment gains and losses relating to forecasted transactions that were no longer probable of occurring.

Other Derivatives

The Company has a closed block of equity indexed annuity (EIA) product that credits the policyholders’ accounts based on a percentage of the gain in the S&P 500 Index. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. This program consists of buying S&P 500 Index options. Although the Company uses index options to hedge the equity return component of the EIA, the options do not qualify as hedging instruments or for hedge accounting treatment pursuant to SFAS No. 133. Accordingly, the assets are recorded as a free-standing derivative asset or options in other invested assets, and mark-to-market gains or losses to record the options at fair value are recognized in net realized investment gains (losses). The Company recognized pretax gains (losses) on these options of $2,227, $(4,413), $2,007, and $(2,611), for the years ended December 31, 2006 and 2005, the five month period ended December 31, 2004, and the seven month period ended August 1, 2004, respectively.

The Company has convertible bonds that contain embedded options. The values of these options are bifurcated from the host value of the respective bonds and are accounted for as derivatives. During 2006 and 2005, the embedded derivatives are recorded in other invested assets, and mark-to-market gains or losses, to record the embedded derivatives at fair value, are recognized in net realized investment gains. The value of these options is $5,090 and $9,331 at December 31, 2006 and 2005, respectively.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. The Company manages counterparty credit risk on an individual counterparty basis, and gains and losses are netted by counterparty. The Company mitigates counterparty credit risk through credit reviews, approval controls, and by only entering into agreements with creditworthy counterparties. The Company performs ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, credit risk is limited to the amount that it would cost the Company to replace the contract.

5. Securities Lending Program

The Company participates in a securities lending program whereby blocks of securities included in investments are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $395,942 and $577,877 and an estimated fair value of $427,660 and $574,824 were on loan under the program at December 31, 2006 and 2005, respectively. The Company was liable for cash collateral under its control of $439,292 and $598,451 at December 31, 2006 and 2005, respectively.

6. Fair Value of Financial Instruments

The Company estimates the fair values for mortgage loans by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

For cash and cash equivalents, policy loans, short-term investments, accounts receivable, and other liabilities the carrying value is a reasonable estimate of fair value.

The fair value of investments in limited partnerships is provided by the general partner or manager of each investment. Included in investments in limited partnerships are investments in tax-sheltered affordable housing projects for which the fair values are calculated as the sum of the cash contributions and the present value of future commitments.

The carrying amount of the note receivable approximates fair value.

All derivatives are carried at fair value on the Consolidated Balance Sheet. The fair values of the derivative financial instruments generally represent the estimated amounts that the Company would expect to receive or pay upon termination of the contracts as of the reporting date. Quoted fair values are available for certain derivatives. For derivative instruments not actively traded, the Company estimates fair values using values obtained from independent pricing services, internal modeling, or quoted market prices of comparable instruments.

The carrying value of securities lending collateral and securities lending payable approximates fair value.

Separate account assets and the related liabilities are reported at fair value using quoted market prices.

The Company estimates the fair values of investment contracts (funds held under deposit contracts) with defined maturities by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, the Company estimates fair values to be the present surrender value.

The following table summarizes the carrying or reported values and corresponding fair values of financial instruments:

	December 31, 2006		December 31, 2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Fixed maturities	$16,013,687	$16,013,687	$17,141,666	$17,141,666
Marketable equity securities	157,800	157,800	132,141	132,141
Mortgage loans	794,283	796,078	776,923	798,430
Investments in limited partnerships	112,648	112,648	93,400	93,400
Other invested assets:
Options	2,053	2,053	3,331	3,331
Embedded derivatives	5,090	5,090	9,331	9,331
Securities lending collateral	439,292	439,292	598,451	598,451
Separate account assets	1,233,929	1,233,929	1,188,820	1,188,820

Financial liabilities:
Funds held under deposit contracts	15,986,896	15,954,265	16,697,903	16,960,272
Other invested liabilities:
Limited partnerships contributions payable	44,646	44,646	31,599	31,599
Securities lending payable	439,292	439,292	598,451	598,451
Separate account liabilities	1,233,929	1,233,929	1,188,820	1,188,820

7. Reinsurance

The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurer insolvencies. Management of the Company is not aware of any of the Company’s major reinsurers currently experiencing material financial difficulties. The Company analyzes reinsurance recoverables according to the credit ratings of its reinsurers. Of the total amount due from reinsurers at December 31, 2006, 99.7% was with reinsurers rated A- or higher by A.M. Best. The Company had no reserve for uncollectible reinsurance in 2006 or 2005. None of the Company’s reinsurance contracts exclude certified terrorist acts.

For the individual life business, the Company has coinsurance agreements on policies exceeding $500,000 and other miscellaneous policies where the reinsurer reimburses the Company based on the percentage in the contract, which ranges from 50% to 80% based upon the year that the policy was written.

The Company reinsures 100% of its group long-term disability and group short-term disability business. The reinsurer is responsible for paying all claims.

Reinsurance recoverables are comprised of the following amounts:

	December 31
	2006	2005
Life insurance
Reinsurance recoverables on:
Policy and contract claims	$5,861	$6,694
Paid claims	10	77
Life policy liabilities	166,621	149,853
Total life insurance	172,492	156,624

Accident and health insurance
Reinsurance recoverables on:
Policy and contract claims	725	338
Paid claims	79	295
Future policy benefits	65,468	72,631
Total accident and health insurance	66,272	73,264
Total reinsurance recoverables	$238,764	$229,888

The effects of reinsurance on earned premiums are as follows:

				Predecessor
	Year Ended December 31,	Year Ended December 31,	Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,
	2006	2005	2004	2004
Direct:
Accident and health premiums	$390,873	$430,821	$185,464	$264,032
Life insurance premiums	191,881	192,854	84,743	118,226
Total	582,754	623,675	270,207	382,258

Assumed:
Accident and health premiums	(1)	15,277	18,753	23,220
Life insurance premiums	209	240	165	229
Total	208	15,517	18,918	23,449

Ceded:
Accident and health premiums	(10,215)	(22,529)	(8,544)	(11,804)
Life insurance premiums	(47,090)	(41,204)	(17,386)	(35,978)
Total	(57,305)	(63,733)	(25,930)	(47,782)
Total premiums	$525,657	$575,459	$263,195	$357,925

Percentage of amount assumed to net	0.04%	2.70%	7.19%	6.55%

Ceded reinsurance reduced policy benefits by $45,533, $39,253, $11,529, and $23,722 for the years ended December 31, 2006 and 2005, the five months ended December 31, 2004, and the seven months ended August 1, 2004, respectively.

8. Deferred Policy Acquisition Costs and Deferred Sales Inducements

Activities impacting deferred policy acquisition costs are as follows:

	December 31
	2006	2005

Unamortized balance at beginning of period	$48,511	$15,073
Deferral of acquisition costs	52,511	45,212
Adjustment related to investment gains	1,190	87
Amortization related to other expenses	(14,589)	(11,861)
Unamortized balance at end of period	87,623	48,511
Accumulated effect of net unrealized investment gains	614	506
Balance at end of period	$88,237	$49,017

The following table provides a reconciliation of the beginning and ending balance for sales inducements, which are included in other assets, for 2006 and 2005:

	December 31
	2006	2005

Unamortized balance at beginning of period	$2,905	$293
Capitalizations	6,113	2,612
Amortization	(8)	—
Unamortized balance at end of period	$9,010	$2,905

9. Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are comprised of the following amounts:

	December 31
	2006	2005

Computer equipment and software	$3,573	$1,510
Office equipment, furniture, and fixtures	7,597	7,132
Equipment and software under capital leases	13,825	13,586
Leasehold improvements	146	154
	25,141	22,382
Less accumulated depreciation and amortization	8,342	4,342
	$16,799	$18,040

Depreciation and amortization expenses associated with property, equipment, and leasehold improvements, including equipment and software under capital leases, amounted to $4,271, $4,187, $155, and $0 for the years ended December 31, 2006 and 2005, the five months ended December 31, 2004, and the seven months ended August 1, 2004, respectively.

10. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims for 2006, 2005, and 2004:

	2006	2005	2004
Balance as of January 1	$135,655	$153,173	$139,113
Less: reinsurance recoverable	7,032	4,176	5,571
Net balance as of January 1	128,623	148,997	133,542

Incurred related to insured events of:
The current year	298,269	364,832	369,948
Prior years	(1,445)	1,807	12,158
Total incurred	296,824	366,639	382,106

Paid related to insured events of:
The current year	231,890	292,482	290,857
Prior years	80,629	94,531	75,794
Total paid	312,519	387,013	366,651

Net balance as of December 31	112,928	128,623	148,997
Add: reinsurance recoverable	6,586	7,032	4,176
Balance as of December 31	$119,514	$135,655	$153,173

The Company uses estimates for determining its liability for policy and contract claims, which are based on historical claim payment patterns and expected loss ratios, to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2006, the change in prior year incurred liabilities primarily relates to a favorable development in contract claims. For the years ended December 31, 2005 and 2004, the change in incurred liabilities was primarily from higher-than-expected loss and claims experience, and a change in estimates.

11. Revolving Credit Facility

In 2005, the Company entered into a $25,000 revolving credit facility with Bank of New York to support the Company’s overnight repurchase agreement program, which provides the Company liquidity to meet its general funding requirements. There was no borrowing activity on this facility in 2006 and 2005.

12. Income Taxes

The Company uses the liability method of accounting for income taxes in accordance with SFAS No. 109 under which deferred income tax assets and liabilities are determined based on the differences between their financial reporting and tax bases and are measured using the enacted tax rates.

Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income before income taxes, and the provision for income taxes were as follows:

							Predecessor
	Year Ended December 31, 2006		Year Ended December 31, 2005		Period From August 2, 2004 Through December 31, 2004		Period From January 1, 2004 Through August 1, 2004

Income before income taxes	$246,772		$215,464		$96,202		$130,087
Computed “expected” tax expense	$86,370	35.00%	$75,412	35.00%	$33,671	35.00%	$45,530	35.00%
Separate account dividend received deduction (DRD)	(1,981)	(0.80)	(3,960)	(1.84)	(1,103)	(1.15)	(1,461)	(1.12)
Miscellaneous other permanent differences	54	0.02	(120)	(0.06)	(240)	(0.25)	190	0.15
IRS audit adjustments	—	—	—	—	—	—	(8,749)	(6.73)
Valuation allowance	—	—	(5,675)	(2.63)	—	—	—	—
Low income housing credits	(838)	(0.34)	—	—	—	—	—	—
Other	2,111	0.86	(679)	(0.32)	1,458	1.52	(3,665)	(2.82)
Provision for income taxes	$85,716	34.74%	$64,978	30.15%	$33,786	35.12%	$31,845	24.48%

The tax effects of temporary differences that give rise to the deferred income tax assets and deferred income tax liabilities were as follows:

	December 31
	2006	2005
Deferred income tax assets:
Goodwill	$3,453	$5,289
Intangibles	18,408	19,036
Adjustment to life policy liabilities	343,120	369,329
Capitalization of policy acquisition costs	50,150	57,785
Investment impairments	9,002	8,865
Unrealized depreciation of investment securities (net of deferred policy acquisition costs adjustment: $(215) and $(0), respectively)	5,822	—
Uncollected premium adjustment	194	—
Guaranty fund assessments	502	522
Bond accrual	315	—
Other	4,869	12,819
Total deferred income tax assets	435,835	473,645

Deferred income tax liabilities:
Unrealized appreciation of investment securities (net of deferred policy acquisition costs adjustment: $(0) and $(178), respectively)	—	71,557
Securities – basis adjustment	185,164	242,909
Mortgage loans	1,232	3,170
Deferred policy acquisition costs	30,668	16,641
Bond discount accrual	—	4,543
Other	311	177
Total deferred income tax liabilities	217,375	338,997
Net deferred income tax asset	$218,460	$134,648

On August 2, 2004, the Company established a valuation allowance related to capital loss carryforwards of $27,392 ($9,587 at the effective tax rate). The Company determined the need for a valuation allowance due to the fact that the capital losses generated in 2002 and 2003 continued to be available for carryback purposes by the Company’s former parent, Safeco. During 2005, the valuation allowance was reduced in its entirety as a result of a change in the anticipated realizability of deferred tax assets. The adjustment resulted in a write-down of other intangible assets in the amount of $4,200.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). In any taxable year beginning after 2004 and before 2007, direct and indirect distributions from the PSA will be treated as zero (no tax due). At December 31, 2005 the balance in the Company’s PSA account was $7,448. During 2006, direct dividends from the insurance companies of $123,030 were distributed, which reduced the balance in the Company’s PSA account to zero.

13. Comprehensive Income

Comprehensive income is defined as all changes in shareholder’s equity, except those arising from transactions with shareholders. Comprehensive income includes net income and OCI, which consists of changes in unrealized gains or losses of investments and derivatives carried at fair value and the DAC valuation allowance.

The components of OCI are as follows:

	December 31
	2006	2005

Net unrealized gains and losses on available-for-sale securities	$(17,249)	$203,944
Adjustment for deferred policy acquisition costs	614	506
Deferred income taxes	5,822	(71,557)
Accumulated other comprehensive income (loss)	$(10,813)	$132,893

The following summarizes the net changes in OCI:

				Predecessor
	Year Ended December 31		Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,
	2006	2005	2004	2004
Increase (decrease) in unrealized appreciation depreciation of:
Available-for-sale securities	$(221,193)	$(276,004)	$479,948	$(329,336)
Derivative financial instruments	—	—	—	(6,829)
Adjustment for deferred policy acquisition costs	108	1,201	(695)	39,095
Deferred income taxes	77,379	96,182	(167,739)	103,975
Net change in accumulated OCI	$(143,706)	$(178,621)	$311,514	$(193,095)

14. Commitments and Contingencies

Under state insolvency and guaranty laws, insurers licensed to do business in a state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium taxes and are included in other liabilities in the Consolidated Balance Sheets. At December 31, 2006, the Company had liabilities of $7,278 for estimated guaranty fund assessments. The Company has a related asset for premium tax offsets of $5,843, which is available for a period of five to twenty years.

At December 31, 2006, the Company was invested in six limited partnership interests related to tax-sheltered affordable housing projects, four of which were entered into during 2006. The Company unconditionally committed to provide capital contributions of approximately $64,298 over a period of four years. These investments were accounted for under the equity method and are recorded at present value in investment in limited partnerships with the corresponding amount in other liabilities. Capital Contributions of $10,584 were paid as of December 31, 2006, with the remaining expected cash capital contributions payable as follows:

2007	$9,262
2008	7,867
2009	21,439
2010	15,146
Total capital contributions payable	$53,714

The Company has committed to invest $17,500 in two private equity limited partnerships. The Company will provide capital contributions to the partnerships up to the committed amount at the discretion of the general partners, subject to certain incremental contribution limits. The term of the capital commitment ranges from five to ten years ending in 2015. Investments in both partnerships amounted to $2,495 for the year ended December 31, 2006.

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not believe that such litigation will have a material adverse effect on its consolidated financial condition, future operating results, or liquidity.

The Company leases office space, commercial real estate, and certain equipment under leases that expire at various dates through 2015. The Company accounts for these leases as operating leases. Certain leases include renewal options.

Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter, are as follows:

Minimum Rentals

2007	$960
2008	815
2009	725
2010	429
2011	34
Thereafter	8
Total	$2,971

The amount of rent expense charged to income was $7,983, $8,134, $4,176, and $5,300 for the years ended December 31, 2006 and 2005, the five months ended December 31, 2004, and the seven months ended August 1, 2004, respectively.

In October 2004, the Company entered into a service agreement with a third-party service provider to outsource the majority of its information technology infrastructure. The term of the service agreement is for five years, subject to certain renewal options and early termination provisions. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $13,194 to $14,664 for five years. The remaining annual service fee is $13,224 for 2007, $13,269 for 2008, $13,928 for 2009, and $8,362 for 2010, subject to certain annual service fee adjustments based on actual benchmarks and production utilization.

During 2005, the Company entered into an agreement and paid the service provider a fixed transition fee in the amount of $15,488 related to the acquisition of the initial equipment and software used by the service provider to fulfill and perform its services. The ownership of these assets will be conveyed to the Company upon the termination of the service agreement. The Company recorded the equipment and software as a capital lease with no related future minimum lease payment. Additional equipment and software may be purchased by the service provider based on capacity and demand. Equipment and software costs under the capital lease were $13,825 and $13,586, respectively, at December 31, 2006 and 2005 with accumulated amortization of $5,885 and $3,057, respectively. There were no capitalized leases at December 31, 2004.

At December 31, 2006 and 2005, unfunded mortgage loan commitments were $14,465 and $35,175, respectively. The Company had no other material commitments or contingencies at December 31, 2006 and 2005.

15. Employee Benefit Plans

Symetra Financial Corporation sponsors a defined contribution plan for all eligible employees. Prior to 2006, the Symetra Financial Retirement Plan was a 401(k)/profit-sharing retirement plan that included a matching contribution of 66.6% of a participant’s contributions up to 6% of eligible compensation, a profit-sharing feature comprised of a minimum contribution of 3% of each eligible participant’s compensation, and a variable component based on the Board of Director’s discretion. No variable profit-sharing contributions were made for the year ended December 31, 2005 and the five month period ended December 31, 2004. Effective January 1, 2006, the plan was amended to include only an immediate safe harbor contribution of 100% of participants’ contributions up to 6% of eligible compensation. The Company’s expense related to this plan was $2,044, $4,985 and $2,486 for the years ended December 31, 2006 and 2005, and the five months ended December 31, 2004, respectively.

Symetra Financial Corporation also sponsors a performance share plan (the Performance Share Plan) which provides incentives to selected executives based on the long-term success of the Company. The Board of Directors of the Company may grant to an executive an award of performance shares. Each performance share reflects the financial value of the growth in both book value and enterprise value and is conditional upon attainment of a stated performance goal over the award period specified in the grant. The performance shares are exchanged for a cash payment at the end of the award period. The amount expensed for the years ended December 31, 2006 and 2005 and the five months ended December 31, 2004, related to the Performance Share Plan, was $11,801, $10,262, and $1,928, respectively. The Company does not offer any healthcare, life insurance, or other post-retirement benefits to retired employees.

Predecessor Plans

Through the date of acquisition, Safeco sponsored defined contribution and defined benefit plans covering substantially all employees of the Company and its subsidiaries and provided a post-retirement benefit program for certain retired employees. Eligibility for participation in the various plans was generally based on completion of a specified period of continuous service or date of hire. Employer contributions to these plans were made in cash. Costs allocated to the Company for these plans were $2,305 for the seven months ended August 1, 2004.

The Safeco 401(k)/Profit Sharing Retirement Plan was a defined contribution plan. It included a minimum contribution of 3% of each eligible participant’s compensation, a matching contribution of 66.6% of participants’ contributions, up to 6% of eligible compensation, and a profit-sharing component based on Safeco’s income. No profit-sharing contributions were made for the seven month period ended August 1, 2004.

The Safeco Employee’s Cash Balance Plan (CBP) was a noncontributory defined benefit plan that provided benefits for each year of service after 1988, based on the participant’s eligible compensation, plus a stipulated rate of return on the benefit balance. Safeco made contributions to the CBP based on the funding requirements set by the Employee Retirement Income Security Act of 1974. Costs allocated to the Company for this plan were 1% or less of income before income taxes for the seven months ended August 1, 2004.

The Company participated in Safeco’s Long-Term Incentive Plan of 1997 (the Plan), as amended. Incentive stock options, non-qualified stock options, restricted stock rights, performance stock rights, and stock appreciation rights were authorized under the Plan. Stock-based compensation expense allocated to the Company was $1,873 for the seven months ended August 1, 2004.

16. Dividends

Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice, within certain limits. The limits are generally based on the greater of 10% of the prior year statutory surplus or prior year statutory net gain from income. Dividends in excess of the prescribed limits or earned surplus require formal state insurance commission approval. Based on statutory limits as of December 31, 2006, the amount of surplus available for the payment of dividends without prior regulatory approval is $166,415.

During 2006 the Company paid dividends of $122,500 to its parent, Symetra Financial Corporation.

17. Statutory-Basis Information

State insurance regulatory authorities require insurance companies to file annual statements prepared on an accounting basis prescribed or permitted by their respective states of domicile. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC), including the revised Accounting Practices and Procedures Manual. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

During 2005, ASL was statutorily merged into Symetra Life Insurance Company. Statutory net income and surplus of ASL for the years ended December 31, 2006 and 2005 are included in Symetra Life Insurance Company. Statutory net income (loss) and capital and surplus, by company, are as follows:

	Year Ended December 31
	2006	2005	2004
Statutory net income (loss):
Symetra Life Insurance Company	$145,020	$162,210	$222,104
Symetra National Life Insurance Company	1,107	(936)	119
First Symetra National Life Insurance Company of New York	35	(3,016)	857
American States Life Insurance Company	—	—	23,237
Total	$146,162	$158,258	$246,317

	December 31
	2006	2005
Statutory capital and surplus:
Symetra Life Insurance Company	$1,266,222	$1,260,136

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, and income tax expense reflects only taxes paid or currently payable.

Statutory capital and surplus differs from amounts reported in accordance with GAAP primarily because of the effect of GAAP purchase price accounting adjustments, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, and fixed maturities are carried at amortized cost.

Life and health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. At December 31, 2006, Symetra Life Insurance Company and its subsidiaries met the RBC requirements.

18. Related Parties

The Company entered into an Investment Management Agreement on March 14, 2004 with White Mountains Advisors, LLC. This agreement provides for investment advisory services related to the Company’s invested assets and portfolio management services. Fees are paid quarterly and amounted to $19,469, $18,125, and $7,764 for the years ended December 31, 2006 and 2005 and the five months ended December 31, 2004, respectively.

SABSCO, an affiliate of the Company, purchased at a discount from third-party payees the future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $38,455 and $8,527 during the years ended December 31, 2006 and 2005, respectively. The Company in turn, issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2006 and 2005, the Company paid $46,544 and $8,191, respectively, to SABSCO related to the commutation endorsements.

During 2005, the Company sold fixed maturity investments with a book value of $4,304 to Symetra Financial Corporation for a purchase price of $5,384, recording an affiliated realized capital gain on the transaction of $1,080.

The Company paid concessions, commissions, general agent fees, and administrative fees to Symetra Administrative Services, Inc., Symetra Investment Services, Inc., and Symetra Securities, Inc. totaling $10,937, $12,461, and $12,668 for the years ended December 31, 2006 and 2005 and the five month period ended December 31, 2004, respectively. These payments are included in other underwriting and operating expenses in the Consolidated Statements of Income.

Total related-party rent expense charged to income for all facilities was $5,480 and $1,408 for the years ended December 31, 2006 and 2005, respectively. Other operating expenses and inter-company cost allocations, including the Performance Share Plan due to Symetra Financial Corporation, were $20,076 and $7,118 at December 31, 2006 and 2005, respectively. At December 31, 2004, inter-company cost allocations due from Symetra Financial Corporation were $2,961.

Predecessor

During 2005, the Company relocated its main office location to Bellevue, Washington. Prior to August 2, 2004, the Company was obligated under a real estate lease with General America Corporation, a subsidiary of Safeco, through July 31, 2005. The current minimum aggregate rental commitment under this lease obligation was $5,281 at December 31, 2004. Total related-party rent expense charged to income for all facilities was $5,300 for the seven months ended August 1, 2004.

Prior to August 2, 2004, Safeco and its affiliates provided the Company with personnel, property, and facilities in carrying out certain of its corporate functions. Safeco annually determined allocation factors based on headcount, time studies, actual usage, or other relevant allocation bases in order to allocate expenses for these services and facilities. These expenses were included in net investment income and other operating expenses within the Consolidated Statements of Income. Safeco charged the Company expenses of $21,370 and $40,010 for the seven months ended August 1, 2004 and for the year ended December 31, 2003, respectively. These expenses included charges for corporate overhead, data processing systems, payroll, and other miscellaneous charges.

On July 30, 2004, as part of the purchase of Safeco’s life insurance companies, $7,703 of fixed assets and software was transferred to the Company and reflected as a capital contribution. The remaining $1,131 of the total $8,834 was a cash contribution.

19. Segment Information

The Company provides a broad range of products and services that include group and individual insurance products, pension products, and annuity products. These operations are managed separately as five reportable segments: Group, Income Annuities, Retirement Services, Individual, and Other:

Group’s principal product is stop-loss medical insurance sold to employers with self-insured medical plans. Also included in this segment are group life, accidental death and dismemberment insurance, and disability products.

Retirement Services’ products are primarily fixed and variable deferred annuities (both qualified and non-qualified), tax-sheltered annuities (marketed to teachers and not-for-profit organizations), and corporate retirement funds.

Income Annuities’ principal products are the structured settlement annuities that are sold to fund third-party personal injury settlements, providing a reliable income stream to the injured party and immediate annuities purchased to fund income after retirement.

Individual’s products include term, universal and variable universal life, and bank-owned life insurance.

Other is comprised mainly of investment income not allocated to other segments and inter-segment elimination entries.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies (Note 2).

The Company allocates capital and related investment income to each segment using a risk-based capital formula. The Company evaluates its results based upon pretax operating earnings, a non-GAAP financial measure that excludes net realized investment gains (losses). Management believes the presentation of segment pretax operating earnings enhances the understanding of its results of operations by highlighting earnings attributable to the normal recurring operations of the business.

The following tables present selected financial information by segment and reconcile pretax operating earnings to amounts reported in the Consolidated Statements of Income.

	Year Ended December 31, 2006
	Group	Retirement Services	Income Annuities	Individual	Other	Total
Revenues:
Premiums	$387,231	$130	$—	$138,296	$—	$525,657
Net investment income	17,846	269,730	438,886	232,759	22,818	982,039
Other revenue	169	20,920	756	12,939	—	34,784
Total revenues (excluding net realized investment gains (losses))	405,246	290,780	439,642	383,994	22,818	1,542,480

Benefits and expenses:
Policyholder benefits and claims	230,753	(16,501)	—	50,000	—	264,252
Interest credited to policyholder account values	—	186,231	380,267	208,180	—	774,678
Other underwriting and operating expenses	96,622	60,575	18,472	57,371	3,667	236,707
Amortization of deferred policy acquisition costs	10,882	1,081	580	2,046	—	14,589
Total benefits and expenses	338,257	231,386	399,319	317,597	3,667	1,290,226
Pretax operating earnings	66,989	59,394	40,323	66,397	19,151	252,254

Net realized investment gains (losses)	(66)	(17,061)	16,798	(3,807)	(1,346)	(5,482)
Income before income taxes	$66,923	$42,333	$57,121	$62,590	$17,805	$246,772

Assets:
Total investments	$165,843	$4,441,532	$6,967,906	$4,074,927	$1,546,412	$17,196,620
Separate account assets	—	1,115,519	—	118,410	—	1,233,929
Total assets	294,566	5,901,890	7,268,490	4,601,697	1,894,436	19,961,079

	Year Ended December 31, 2005
	Group	Retirement Services	Income Annuities	Individual	Other	Total
Revenues:
Premiums	$438,276	$121	$—	$137,062	$—	$575,459
Net investment income	19,126	292,736	441,426	222,613	15,332	991,233
Other revenue	358	22,567	453	13,968	37	37,383
Total revenues (excluding net realized investment gains (losses))	457,760	315,424	441,879	373,643	15,369	1,604,075

Benefits and expenses:
Policyholder benefits and claims	296,036	(25,697)	—	57,088	—	327,427
Interest credited to policyholder account values	—	211,538	392,940	206,856	—	811,334
Other underwriting and operating expenses	105,085	61,444	18,508	61,375	4,739	251,151
Amortization of deferred policy acquisition costs	10,478	94	273	1,016	—	11,861
Total benefits and expenses	411,599	247,379	411,721	326,335	4,739	1,401,773
Pretax operating earnings	46,161	68,045	30,158	47,308	10,630	202,302

Net realized investment gains (losses)	(168)	(17,122)	17,382	1,344	11,726	13,162
Income before income taxes	$45,993	$50,923	$47,540	$48,652	$22,356	$215,464

Assets:
Total investments	$135,226	$5,094,036	$7,276,295	$4,130,472	$1,601,926	$18,237,955
Separate account assets	—	1,074,463	—	114,357	—	1,188,820
Total assets	237,884	6,524,109	7,451,284	4,638,575	2,007,232	20,859,084

	Period From August 2, 2004 Through December 31, 2004
	Group	Retirement Services	Income Annuities	Individual	Other	Total
Revenues:
Premiums	$207,396	$105	$—	$55,694	$—	$263,195
Net investment income	8,698	124,172	184,069	89,229	4,268	410,436
Other revenue	(9)	10,965	151	6,224	80	17,411
Total revenues (excluding net realized investment gains (losses))	216,085	135,242	184,220	151,147	4,348	691,042

Benefits and expenses:
Policyholder benefits and claims	124,008	(15,849)	—	19,340	—	127,499
Interest credited to policyholder account values	—	109,211	164,100	86,885	—	360,196
Other underwriting and operating expenses	49,988	26,095	7,161	28,566	733	112,543
Amortization of deferred policy acquisition costs	1,352	236	—	38	—	1,626
Total benefits and expenses	175,348	119,693	171,261	134,829	733	601,864
Pretax operating earnings	40,737	15,549	12,959	16,318	3,615	89,178

Net realized investment gains (losses)	(1)	4,166	(3,277)	2,809	3,327	7,024
Income before income taxes	$40,736	$19,715	$9,682	$19,127	$6,942	$96,202

Assets:
Total investments	$526,113	$6,721,800	$7,752,278	$4,271,000	$(80,036)	$19,191,155
Separate account assets	—	1,114,843	—	113,517	—	1,228,360
Total assets	629,644	8,245,373	7,884,679	4,737,864	522,386	22,019,946

	Period From January 1, 2004 Through August 1, 2004 - Predecessor
	Group	Retirement Services	Income Annuities	Individual	Other	Total
Revenues:
Premiums	$293,213	$92	$—	$64,620	$—	$357,925
Net investment income	13,565	224,995	290,307	139,063	25,534	693,464
Other revenue	—	14,776	193	14,774	54	29,797
Total revenues (excluding net realized investment gains)	306,778	239,863	290,500	218,457	25,588	1,081,186

Benefits and expenses:
Policyholder benefits and claims	196,468	172	—	26,937	—	223,577
Interest credited to policyholder account values	—	155,403	274,800	126,230	—	556,433
Other underwriting and operating expenses	70,479	35,398	9,423	36,059	15,622	166,981
Amortization of deferred policy acquisition costs	10,537	16,313	—	7,314	—	34,164
Intangibles and goodwill amortization	794	801	—	1,746	1,588	4,929
Total benefits and expenses	278,278	208,087	284,223	198,286	17,210	986,084
Pretax operating earnings	28,500	31,776	6,277	20,171	8,378	95,102

Net realized investment gains	140	2,372	12,751	5,225	14,497	34,985
Income before income taxes	$28,640	$34,148	$19,028	$25,396	$22,875	$130,087

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2006

	Sub-Accounts
	AIM CAPITAL APPRECIATION I1	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II1	AIM GLOBAL HEALTHCARE[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,382,986	$944	$124,198	$19,603	$17,506
Shares Owned	52,882	36	7,348	1,137	904
Investments, at Fair Value	$1,386,568	$943	$135,417	$20,690	$19,447
Total Assets	1,386,568	943	135,417	20,690	19,447
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,386,568	$943	$135,417	$20,690	$19,447
PREMIER Variable Universal Life
Net Assets	$1,386,568	$943	$135,417	$20,690	$19,447
Accumulation Units Outstanding	139,708	76	7,255	1,942	1,363
Accumulation Unit Value	$9.925	$12.359	$18.665	$10.651	$14.272
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
	Sub-Accounts
	AIM GLOBAL REAL ESTATE[1]	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II1	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION
ASSETS:
Investments in Underlying:
Investments, at Cost	$857,489	$1,384,750	$358,447	$1,377,609	$62,555
Shares Owned	46,552	57,224	13,472	201,718	6,178
Investments, at Fair Value	$1,337,901	$1,684,092	$392,697	$1,518,940	$62,271
Total Assets	1,337,901	1,684,092	392,697	1,518,940	62,271
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,337,901	$1,684,092	$392,697	$1,518,940	$62,271
PREMIER Variable Universal Life
Net Assets	$1,337,901	$1,684,092	$392,697	$1,518,940	$62,271
Accumulation Units Outstanding	37,237	71,106	33,215	96,719	6,180
Accumulation Unit Value	$35.929	$23.684	$11.823	$15.705	$10.076
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

1 Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
1

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2006

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE	AMERICAN CENTURY ULTRA	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,049,049	$40,945	$46,845	$1,150,327	$562,683
Shares Owned	130,064	3,198	4,792	150,211	15,831
Investments, at Fair Value	$1,316,248	$41,860	$48,112	$1,312,846	$673,598
Total Assets	1,316,248	41,860	48,112	1,312,846	673,598
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,316,248	$41,860	$48,112	$1,312,846	$673,598
PREMIER Variable Universal Life
Net Assets	$1,316,248	$41,860	$48,112	$1,312,846	$673,598
Accumulation Units Outstanding	72,745	3,218	3,781	84,071	60,825
Accumulation Unit Value	$18.094	$13.006	$12.725	$15.616	$11.074
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
	Sub-Accounts
	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,416,863	$598,849	$292,011	$1,611,377	$493,322
Shares Owned	90,670	52,562	11,257	45,578	52,922
Investments, at Fair Value	$1,576,743	$590,275	$320,253	$1,648,104	$499,585
Total Assets	1,576,743	590,275	320,253	1,648,104	499,585
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,576,743	$590,275	$320,253	$1,648,104	$499,585
PREMIER Variable Universal Life
Net Assets	$1,576,743	$590,275	$320,253	$1,648,104	$499,585
Accumulation Units Outstanding	107,868	42,198	45,299	104,112	119,593
Accumulation Unit Value	$14.617	$13.988	$7.070	$15.830	$4.177
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

SEE NOTES TO FINANCIAL STATEMENTS
2

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2006

	Sub-Accounts
	DWS BALANCED VIP A1	DWS INTERNATIONAL VIP A1	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER
ASSETS:
Investments in Underlying:
Investments, at Cost	$745,084	$190,452	$89,650	$183,488	$6,221,113
Shares Owned	34,361	20,736	10,147	24,347	407,887
Investments, at Fair Value	$840,463	$278,272	$98,726	$191,120	$6,407,902
Total Assets	840,463	278,272	98,726	191,120	6,407,902
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$840,463	$278,272	$98,726	$191,120	$6,407,902
PREMIER Variable Universal Life
Net Assets	$840,463	$278,272	$98,726	$191,120	$328,802
Accumulation Units Outstanding	77,469	27,242	10,324	13,506	22,436
Accumulation Unit Value	$10.849	$10.215	$9.563	$14.151	$14.655
Enhanced Variable Universal Life
Net Assets					$6,079,100
Accumulation Units Outstanding					21,818
Accumulation Unit Value					$278.621
	Sub-Accounts
	FIDELITY ASSET MANAGER GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$973,683	$113,689	$9,020,448	$11,569,583	$17,740,273
Shares Owned	71,109	8,087	355,638	498,363	483,784
Investments, at Fair Value	$967,076	$126,401	$11,191,928	$13,057,104	$17,353,338
Total Assets	967,076	126,401	11,191,928	13,057,104	17,353,338
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$967,076	$126,401	$11,191,928	$13,057,104	$17,353,338
PREMIER Variable Universal Life
Net Assets	$275,929	$126,401	$4,177,560	$1,834,252	$4,499,190
Accumulation Units Outstanding	20,659	8,205	186,297	97,283	299,440
Accumulation Unit Value	$13.357	$15.406	$22.424	$18.855	$15.025
Enhanced Variable Universal Life
Net Assets	$691,147		$7,014,368	$11,222,852	$12,854,148
Accumulation Units Outstanding	3,268		18,515	21,845	35,321
Accumulation Unit Value	$211.467		$378.851	$513.741	$363.926

1 Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
3

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2006

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,045,843	$856,872	$1,685,035	$8,692,331	$1,475,022
Shares Owned	77,343	52,789	246,276	63,570	116,624
Investments, at Fair Value	$1,246,768	$958,644	$1,563,856	$10,257,675	$1,488,119
Total Assets	1,246,768	958,644	1,563,856	10,257,675	1,488,119
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,246,768	$958,644	$1,563,856	$10,257,675	$1,488,119
PREMIER Variable Universal Life
Net Assets	$1,246,768	$958,644	$273,288	$3,209,479	$40,855
Accumulation Units Outstanding	76,143	82,320	24,475	192,169	2,553
Accumulation Unit Value	$16.374	$11.645	$11.166	$16.701	$16.001
Enhanced Variable Universal Life
Net Assets			$1,290,568	$7,048,196	$1,447,264
Accumulation Units Outstanding			7,220	20,203	6,561
Accumulation Unit Value			$178.742	$348.859	$220.601
	Sub-Accounts
	FIDELITY MID-CAP ADVISOR	FIDELITY MONEY MARKET	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$433,995	$2,240,743	$3,820,863	$11,614	$84,090
Shares Owned	13,202	2,240,743	211,549	1,057	5,205
Investments, at Fair Value	$452,162	$2,240,743	$5,070,818	$11,777	$90,362
Total Assets	452,162	2,240,743	5,070,818	11,777	90,362
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$452,162	$2,240,743	$5,070,818	$11,777	$90,362
PREMIER Variable Universal Life
Net Assets	$452,162	$1,298,099	$477,987	$11,777	$90,362
Accumulation Units Outstanding	33,093	99,398	27,050	998	7,304
Accumulation Unit Value	$13.663	$13.060	$17.671	$11.800	$12.371
Enhanced Variable Universal Life
Net Assets		$942,644	$4,592,831
Accumulation Units Outstanding		5,930	15,972
Accumulation Unit Value		$158.977	$287.556

SEE NOTES TO FINANCIAL STATEMENTS
4

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2006

	Sub-Accounts
	FRANKLIN SMALL CAP VALUE FUND	FRANKLIN SMALL-MID CAP GROWTH	FRANKLIN U.S. GOVERNMENT	ING JP MORGAN EMERGING MARKETS EQUITY 1	ING NATURAL RESOURCES
ASSETS:
Investments in Underlying:
Investments, at Cost	$174,188	$745,570	$361,523	$796,203	$526,505
Shares Owned	9,580	39,021	28,345	72,897	26,298
Investments, at Fair Value	$180,016	$863,541	$354,875	$1,429,506	$706,372
Total Assets	180,016	863,541	354,875	1,429,506	706,372
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$180,016	$863,541	$354,875	$1,429,506	$706,372
PREMIER Variable Universal Life
Net Assets	$180,016	$863,541	$354,875	$207,904	$109,450
Accumulation Units Outstanding	13,510	100,683	25,532	8,681	5,482
Accumulation Unit Value	$13.325	$8.577	$13.899	$23.949	$19.967
Enhanced Variable Universal Life
Net Assets				$1,221,602	$596,922
Accumulation Units Outstanding				6,139	2,318
Accumulation Unit Value				$198.999	$257.569
	Sub-Accounts
	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE	JP MORGAN US LARGE CAP CORE EQUITY	MUTUAL SHARES SECURITIES	PIMCO ALL ASSETS PORTFOLIO ADVISOR
ASSETS:
Investments in Underlying:
Investments, at Cost	$319,309	$717,286	$572,347	$1,019,935	$11,500
Shares Owned	25,407	26,845	44,250	53,470	980
Investments, at Fair Value	$374,504	$847,220	$694,716	$1,094,524	$11,451
Total Assets	374,504	847,220	694,716	1,094,524	11,451
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$374,504	$847,220	$694,716	$1,094,524	$11,451
PREMIER Variable Universal Life
Net Assets	$374,504	$847,220	$694,716	$1,094,524	$11,451
Accumulation Units Outstanding	17,926	45,324	73,217	71,642	1,053
Accumulation Unit Value	$20.891	$18.693	$9.488	$15.278	$10.878
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

SEE NOTES TO FINANCIAL STATEMENTS
5

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2006

	Sub-Accounts
	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$90,097	$1,353,234	$537,847	$43,908	$4,482,290
Shares Owned	7,551	120,548	17,578	1,965	212,131
Investments, at Fair Value	$85,397	$1,292,274	$596,258	$49,272	$5,260,854
Total Assets	85,397	1,292,274	596,258	49,272	5,260,854
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$85,397	$1,292,274	$596,258	$49,272	$5,260,854
PREMIER Variable Universal Life
Net Assets	$85,397	$1,091,555	$596,258	$49,272	$3,506,300
Accumulation Units Outstanding	8,069	73,748	31,685	3,793	257,862
Accumulation Unit Value	$10.584	$14.802	$18.819	$12.988	$13.597
Enhanced Variable Universal Life
Net Assets		$200,719			$1,754,554
Accumulation Units Outstanding		1,296			9,595
Accumulation Unit Value		$154.914			$182.864
	Sub-Accounts
	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II1	PIONEER SMALL-CAP VALUE VCT CLASS I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$6,869,475	$9,269	$2,449,889	$269,993	$1,274,682
Shares Owned	343,200	859	118,955	8,840	81,862
Investments, at Fair Value	$9,194,323	$9,454	$2,417,156	$291,362	$1,466,972
Total Assets	9,194,323	9,454	2,417,156	291,362	1,466,972
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$9,194,323	$9,454	$2,417,156	$291,362	$1,466,972
PREMIER Variable Universal Life
Net Assets	$5,509,569	$9,454	$1,891,877	$291,362	$1,466,972
Accumulation Units Outstanding	371,649	840	102,518	23,886	68,860
Accumulation Unit Value	$14.825	$11.262	$18.454	$12.198	$21.304
Enhanced Variable Universal Life
Net Assets	$3,684,754		$525,279
Accumulation Units Outstanding	16,390		2,363
Accumulation Unit Value	$224.816		$222.336

1 Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
6

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2006

	Sub-Accounts
	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$249,328	$30,014	$754,400	$26,285	$483,698
Shares Owned	14,639	2,761	75,482	1,707	33,397
Investments, at Fair Value	$259,990	$29,818	$1,040,904	$26,452	$532,010
Total Assets	259,990	29,818	1,040,904	26,452	532,010
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$259,990	$29,818	$1,040,904	$26,452	$532,010
PREMIER Variable Universal Life
Net Assets	$259,990	$29,818	$1,040,904	$26,452	$532,010
Accumulation Units Outstanding	19,064	2,763	46,986	2,397	33,713
Accumulation Unit Value	$13.638	$10.792	$22.154	$11.036	$15.781
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-Accounts
WANGER US SMALLER COMPANIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$624,249
Shares Owned	22,583
Investments, at Fair Value	$821,116
Total Assets	821,116
LIABILITIES:
Total Liabilities	-
NET ASSETS	$821,116
PREMIER Variable Universal Life
Net Assets	$821,116
Accumulation Units Outstanding	36,833
Accumulation Unit Value	$22.293
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

SEE NOTES TO FINANCIAL STATEMENTS
7

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2006

	Sub-Accounts
	AIM CAPITAL APPRECIATION I1	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II1	AIM GLOBAL HEALTHCARE[1]
Investment Income
Dividend Income	$793	$-	$-	$-	$-
Mortality and Expense Risk Charge	(6,954)	(5)	(1,293)	(168)	(258)
Net Investment Income (Loss)	(6,161)	(5)	(1,293)	(168)	(258)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(12,506)	33	39,887	(258)	3,690
Realized Capital Gain Distributions Received	-	-	2,250	643	-
Net Change in Unrealized Appreciation (Depreciation)	3,583	(14)	(12,461)	1,087	(1,991)
Net Gain (Loss) on Investments	(8,923)	19	29,676	1,472	1,699
Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,084)	$14	$28,383	$1,304	$1,441
	Sub-Accounts
	AIM GLOBAL REAL ESTATE[1]	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II1	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION
Investment Income
Dividend Income	$12,814	$12,546	$6,385	$26,779	$879
Mortality and Expense Risk Charge	(8,755)	(10,614)	(2,369)	(9,965)	(207)
Net Investment Income (Loss)	4,059	1,932	4,016	16,814	672
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	291,617	297,982	39,413	19,201	(207)
Realized Capital Gain Distributions Received	44,255	-	-	89,758	-
Net Change in Unrealized Appreciation (Depreciation)	86,310	67,641	34,250	(2,506)	(271)
Net Gain (Loss) on Investments	422,182	365,623	73,663	106,453	(478)
Net Increase (Decrease) in Net Assets Resulting from Operations	$426,241	$367,555	$77,679	$123,267	$194

1 Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
8

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2006

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE	AMERICAN CENTURY ULTRA	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION
Investment Income
Dividend Income	$17,811	$1	$-	$29,177	$9,668
Mortality and Expense Risk Charge	(8,053)	(52)	(293)	(11,434)	(4,332)
Net Investment Income (Loss)	9,758	(51)	(293)	17,743	5,336
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	28,293	391	569	47,105	11,688
Realized Capital Gain Distributions Received	-	18	-	184,052	-
Net Change in Unrealized Appreciation (Depreciation)	214,057	913	(1,643)	(95)	73,180
Net Gain (Loss) on Investments	242,350	1,322	(1,074)	231,062	84,868
Net Increase (Decrease) in Net Assets Resulting from Operations	$252,108	$1,271	$(1,367)	$248,805	$90,204
	Sub-Accounts
	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH
Investment Income
Dividend Income	$6,136	$27,341	$346	$15,297	$-
Mortality and Expense Risk Charge	(11,364)	(4,162)	(2,165)	(7,839)	(3,367)
Net Investment Income (Loss)	(5,228)	23,179	(1,819)	7,458	(3,367)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	100,197	(6,517)	2,769	87,020	(3,959)
Realized Capital Gain Distributions Received	261,621	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(253,455)	2,973	24,375	14,779	23,042
Net Gain (Loss) on Investments	108,363	(3,544)	27,144	101,799	19,083
Net Increase (Decrease) in Net Assets Resulting from Operations	$103,135	$19,635	$25,325	$109,257	$15,716

SEE NOTES TO FINANCIAL STATEMENTS
9

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2006

	Sub-Accounts
	DWS BALANCED VIP A1	DWS INTERNATIONAL VIP A1	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER
Investment Income
Dividend Income	$21,131	$4,652	$6,263	$14,971	$178,769
Mortality and Expense Risk Charge	(5,785)	(1,762)	(727)	(1,259)	(57,836)
Net Investment Income (Loss)	15,346	2,890	5,536	13,712	120,933
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	14,177	10,484	973	(420)	(18,822)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	44,555	42,303	7,464	3,948	300,909
Net Gain (Loss) on Investments	58,732	52,787	8,437	3,528	282,087
Net Increase (Decrease) in Net Assets Resulting from Operations	$74,078	$55,677	$13,973	$17,240	$403,020
	Sub-Accounts
	FIDELITY ASSET MANAGER GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH
Investment Income
Dividend Income	$20,698	$2,549	$139,620	$408,835	$70,632
Mortality and Expense Risk Charge	(8,387)	(886)	(89,698)	(107,002)	(151,478)
Net Investment Income (Loss)	12,311	1,663	49,922	301,833	(80,846)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(16,963)	2,691	842,567	353,523	(331,666)
Realized Capital Gain Distributions Received	-	4,164	892,532	1,482,137	-
Net Change in Unrealized Appreciation (Depreciation)	59,601	4,472	(689,371)	27,118	1,417,712
Net Gain (Loss) on Investments	42,638	11,327	1,045,728	1,862,778	1,086,046
Net Increase (Decrease) in Net Assets Resulting from Operations	$54,949	$12,990	$1,095,650	$2,164,611	$1,005,200

1 Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
10

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2006

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND
Investment Income
Dividend Income	$10,431	$7,086	$117,733	$175,058	$53,212
Mortality and Expense Risk Charge	(8,116)	(6,758)	(13,549)	(81,579)	(12,755)
Net Investment Income (Loss)	2,315	328	104,184	93,479	40,457
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	34,206	12,193	(28,250)	522,871	(9,821)
Realized Capital Gain Distributions Received	29,147	-	-	-	3,187
Net Change in Unrealized Appreciation (Depreciation)	69,346	26,310	77,938	685,323	16,307
Net Gain (Loss) on Investments	132,699	38,503	49,688	1,208,194	9,673
Net Increase (Decrease) in Net Assets Resulting from Operations	$135,014	$38,831	$153,872	$1,301,673	$50,130
	Sub-Accounts
	FIDELITY MID-CAP ADVISOR	FIDELITY MONEY MARKET	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS II
Investment Income
Dividend Income	$209	$144,831	$41,805	$1	$1,739
Mortality and Expense Risk Charge	(2,105)	(23,758)	(42,499)	(32)	(367)
Net Investment Income (Loss)	(1,896)	121,073	(694)	(31)	1,372
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	392	-	205,870	41	572
Realized Capital Gain Distributions Received	13,923	-	29,062	-	233
Net Change in Unrealized Appreciation (Depreciation)	12,262	-	522,240	120	6,496
Net Gain (Loss) on Investments	26,577	-	757,172	161	7,301
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,681	$121,073	$756,478	$130	$8,673

SEE NOTES TO FINANCIAL STATEMENTS
11

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2006

	Sub-Accounts
	FRANKLIN SMALL CAP VALUE FUND	FRANKLIN SMALL-MID CAP GROWTH	FRANKLIN U.S. GOVERNMENT	ING JP MORGAN EMERGING MARKETS EQUITY 1	ING NATURAL RESOURCES
Investment Income
Dividend Income	$576	$-	$16,277	$7,898	$-
Mortality and Expense Risk Charge	(645)	(5,908)	(2,658)	(10,476)	(5,785)
Net Investment Income (Loss)	(69)	(5,908)	13,619	(2,578)	(5,785)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	3,757	68,299	(10,512)	112,249	63,129
Realized Capital Gain Distributions Received	3,224	-	-	14,198	54,604
Net Change in Unrealized Appreciation (Depreciation)	4,972	(2,720)	7,321	251,574	1,750
Net Gain (Loss) on Investments	11,953	65,579	(3,191)	378,021	119,483
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,884	$59,671	$10,428	$375,443	$113,698
	Sub-Accounts
	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE	JP MORGAN US LARGE CAP CORE EQUITY	MUTUAL SHARES SECURITIES	PIMCO ALL ASSETS PORTFOLIO ADVISOR
Investment Income
Dividend Income	$3,448	$5,336	$6,387	$6,366	$286
Mortality and Expense Risk Charge	(2,225)	(6,164)	(4,585)	(3,797)	(15)
Net Investment Income (Loss)	1,223	(828)	1,802	2,569	271
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	27,007	79,684	15,011	39,425	4
Realized Capital Gain Distributions Received	-	21,559	-	16,212	21
Net Change in Unrealized Appreciation (Depreciation)	27,979	32,530	79,983	41,161	(49)
Net Gain (Loss) on Investments	54,986	133,773	94,994	96,798	(24)
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,209	$132,945	$96,796	$99,367	$247

SEE NOTES TO FINANCIAL STATEMENTS
12

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2006

	Sub-Accounts
	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Investment Income
Dividend Income	$3,598	$66,401	$1,332	$922	$68,520
Mortality and Expense Risk Charge	(453)	(9,222)	(2,323)	(256)	(39,274)
Net Investment Income (Loss)	3,145	57,179	(991)	666	29,246
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	399	(20,347)	13,795	765	126,482
Realized Capital Gain Distributions Received	9	-	34,258	578	-
Net Change in Unrealized Appreciation (Depreciation)	(5,918)	10,846	50,674	5,231	591,852
Net Gain (Loss) on Investments	(5,510)	(9,501)	98,727	6,574	718,334
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,365)	$47,678	$97,736	$7,240	$747,580
	Sub-Accounts
	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II1	PIONEER SMALL-CA VALUE VCT CLASS I1
Investment Income
Dividend Income	$-	$147	$23,702	$2,788	$12,712
Mortality and Expense Risk Charge	(74,462)	(20)	(17,143)	(603)	(10,791)
Net Investment Income (Loss)	(74,462)	127	6,559	2,185	1,921
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	681,057	41	36,832	2,369	96,691
Realized Capital Gain Distributions Received	-	-	590,409	1,579	428,089
Net Change in Unrealized Appreciation (Depreciation)	(170,844)	185	(373,160)	21,369	(366,250)
Net Gain (Loss) on Investments	510,213	226	254,081	25,317	158,530
Net Increase (Decrease) in Net Assets Resulting from Operations	$435,751	$353	$260,640	$27,502	$160,451

1 Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
13

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2006

	Sub-Accounts
	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES
Investment Income
Dividend Income	$4	$1,297	$11,424	$334	$3,615
Mortality and Expense Risk Charge	(1,108)	(175)	(7,570)	(46)	(2,226)
Net Investment Income (Loss)	(1,104)	1,122	3,854	288	1,389
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,680	(130)	277,507	(180)	64,063
Realized Capital Gain Distributions Received	6,098	126	-	-	10,072
Net Change in Unrealized Appreciation (Depreciation)	9,067	240	(17,785)	335	(8,651)
Net Gain (Loss) on Investments	17,845	236	259,722	155	65,484
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,741	$1,358	$263,576	$443	$66,873

Sub-Accounts
WANGER US SMALLER COMPANIES
Investment Income
Dividend Income	$2,160
Mortality and Expense Risk Charge	(6,320)
Net Investment Income (Loss)	(4,160)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	148,441
Realized Capital Gain Distributions Received	30,462
Net Change in Unrealized Appreciation (Depreciation)	(112,813)
Net Gain (Loss) on Investments	66,090
Net Increase (Decrease) in Net Assets Resulting from Operations	$61,930

SEE NOTES TO FINANCIAL STATEMENTS
14

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	AIM CAPITAL APPRECIATION I1	AIM CAPITAL APPRECIATION II1	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II1	AIM GLOBAL HEALTHCARE[1]
Net Assets at January 1, 2005	$-	$-	$39,478	$-	$28,691
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	(1)	(938)	-	(219)
Realized Gains (Losses)	-	5	301	-	158
Net Change in Unrealized Appreciation (Depreciation)	-	12	19,794	-	2,524
Net Increase (Decrease) in Net Assets Resulting from Operations	-	16	19,157	-	2,463
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	569	170,344	-	7,896
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(217)	(9,888)	-	(4,412)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	352	160,456	-	3,484
Total Increase (Decrease) in Net Assets	-	368	179,613	-	5,947
Net Assets at December 31, 2005	-	368	219,091	-	34,638
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(6,161)	(5)	(1,293)	(168)	(258)
Realized Gains (Losses)	(12,506)	33	42,137	385	3,690
Net Change in Unrealized Appreciation (Depreciation)	3,583	(14)	(12,461)	1,087	(1,991)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,084)	14	28,383	1,304	1,441
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	1,590,154	2,087	48,190	65,247	7,854
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(188,502)	(1,526)	(160,247)	(45,861)	(24,486)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,401,652	561	(112,057)	19,386	(16,632)
Total Increase (Decrease) in Net Assets	1,386,568	575	(83,674)	20,690	(15,191)
Net Assets at December 31, 2006	$1,386,568	$943	$135,417	$20,690	$19,447

1  Reference Note 5 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
15

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	AIM GLOBAL REAL ESTATE[1]	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II1	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION[1]
Net Assets at January 1, 2005	$1,355,321	$108,381	$-	$1,085,874	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,253	3,186	-	11,495	127
Realized Gains (Losses)	266,783	1,458	-	7,814	(3)
Net Change in Unrealized Appreciation (Depreciation)	(149,228)	222,557	-	33,588	(13)
Net Increase (Decrease) in Net Assets Resulting from Operations	120,808	227,201	-	52,897	111
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	355,690	1,576,837	-	484,120	15,683
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(764,578)	(294,499)	-	(239,229)	(499)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(408,888)	1,282,338	-	244,891	15,184
Total Increase (Decrease) in Net Assets	(288,080)	1,509,539	-	297,788	15,295
Net Assets at December 31, 2005	1,067,241	1,617,920	-	1,383,662	15,295
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	4,059	1,932	4,016	16,814	672
Realized Gains (Losses)	335,872	297,982	39,413	108,959	(207)
Net Change in Unrealized Appreciation (Depreciation)	86,310	67,641	34,250	(2,506)	(271)
Net Increase (Decrease) in Net Assets Resulting from Operations	426,241	367,555	77,679	123,267	194
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	377,082	332,917	934,390	275,956	53,617
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(532,663)	(634,300)	(619,372)	(263,945)	(6,835)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(155,581)	(301,383)	315,018	12,011	46,782
Total Increase (Decrease) in Net Assets	270,660	66,172	392,697	135,278	46,976
Net Assets at December 31, 2006	$1,337,901	$1,684,092	$392,697	$1,518,940	$62,271

1  Reference Note 5 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
16

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE[1]	AMERICAN CENTURY ULTRA	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION
Net Assets at January 1, 2005	$961,528	$-	$55,103	$640,195	$815,385
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	4,581	81	(285)	(4,417)	(4,594)
Realized Gains (Losses)	(11,509)	88	2,096	76,021	13,365
Net Change in Unrealized Appreciation (Depreciation)	123,659	2	(1,887)	18,927	17,075
Net Increase (Decrease) in Net Assets Resulting from Operations	116,731	171	(76)	90,531	25,846
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	234,866	5,498	27,456	1,982,884	116,413
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(255,702)	(657)	(40,443)	(641,361)	(350,653)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(20,836)	4,841	(12,987)	1,341,523	(234,240)
Total Increase (Decrease) in Net Assets	95,895	5,012	(13,063)	1,432,054	(208,394)
Net Assets at December 31, 2005	1,057,423	5,012	42,040	2,072,249	606,991
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	9,758	(51)	(293)	17,743	5,336
Realized Gains (Losses)	28,293	409	569	231,157	11,688
Net Change in Unrealized Appreciation (Depreciation)	214,057	913	(1,643)	(95)	73,180
Net Increase (Decrease) in Net Assets Resulting from Operations	252,108	1,271	(1,367)	248,805	90,204
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	226,841	42,366	18,293	243,883	103,022
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(220,124)	(6,789)	(10,854)	(1,252,091)	(126,619)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	6,717	35,577	7,439	(1,008,208)	(23,597)
Total Increase (Decrease) in Net Assets	258,825	36,848	6,072	(759,403)	66,607
Net Assets at December 31, 2006	$1,316,248	$41,860	$48,112	$1,312,846	$673,598

SEE NOTES TO FINANCIAL STATEMENTS
17

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH
Net Assets at January 1, 2005	$1,520,637	$619,038	$324,423	$1,076,215	$448,456
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(10,237)	18,278	(2,294)	4,154	(2,976)
Realized Gains (Losses)	62,425	(1,823)	(495)	103,962	(9,109)
Net Change in Unrealized Appreciation (Depreciation)	73,410	(5,436)	13,019	(54,518)	24,739
Net Increase (Decrease) in Net Assets Resulting from Operations	125,598	11,019	10,230	53,598	12,654
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	431,081	156,295	71,768	1,376,218	123,158
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(449,092)	(172,644)	(82,740)	(1,925,081)	(132,210)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(18,011)	(16,349)	(10,972)	(548,863)	(9,052)
Total Increase (Decrease) in Net Assets	107,587	(5,330)	(742)	(495,265)	3,602
Net Assets at December 31, 2005	1,628,224	613,708	323,681	580,950	452,058
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(5,228)	23,179	(1,819)	7,458	(3,367)
Realized Gains (Losses)	361,818	(6,517)	2,769	87,020	(3,959)
Net Change in Unrealized Appreciation (Depreciation)	(253,455)	2,973	24,375	14,779	23,042
Net Increase (Decrease) in Net Assets Resulting from Operations	103,135	19,635	25,325	109,257	15,716
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	314,321	126,702	57,134	2,804,133	157,514
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(468,937)	(169,770)	(85,887)	(1,846,236)	(125,703)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(154,616)	(43,068)	(28,753)	957,897	31,811
Total Increase (Decrease) in Net Assets	(51,481)	(23,433)	(3,428)	1,067,154	47,527
Net Assets at December 31, 2006	$1,576,743	$590,275	$320,253	$1,648,104	$499,585

SEE NOTES TO FINANCIAL STATEMENTS
18

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	DWS BALANCED VIP A1	DWS INTERNATIONAL VIP A1	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER
Net Assets at January 1, 2005	$876,099	$196,908	$102,086	$149,168	$7,602,051
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	19,042	1,775	4,137	10,529	133,946
Realized Gains (Losses)	8,025	2,291	(110)	1,533	(60,066)
Net Change in Unrealized Appreciation (Depreciation)	2,429	26,016	1,355	(8,026)	127,380
Net Increase (Decrease) in Net Assets Resulting from Operations	29,496	30,082	5,382	4,036	201,260
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	150,396	32,393	19,738	72,912	71,415
Enhanced Variable Universal Life	-	-	-	-	476,117
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(220,941)	(34,254)	(24,684)	(50,495)	(163,684)
Enhanced Variable Universal Life	-	-	-	-	(1,237,870)
Increase (Decrease) from Contract Transactions	(70,545)	(1,861)	(4,946)	22,417	(854,022)
Total Increase (Decrease) in Net Assets	(41,049)	28,221	436	26,453	(652,762)
Net Assets at December 31, 2005	835,050	225,129	102,522	175,621	6,949,289
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	15,346	2,890	5,536	13,712	120,933
Realized Gains (Losses)	14,177	10,484	973	(420)	(18,822)
Net Change in Unrealized Appreciation (Depreciation)	44,555	42,303	7,464	3,948	300,909
Net Increase (Decrease) in Net Assets Resulting from Operations	74,078	55,677	13,973	17,240	403,020
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	121,495	34,567	14,968	52,468	47,223
Enhanced Variable Universal Life	-	-	-	-	550,923
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(190,160)	(37,101)	(32,737)	(54,209)	(113,960)
Enhanced Variable Universal Life	-	-	-	-	(1,428,593)
Increase (Decrease) from Contract Transactions	(68,665)	(2,534)	(17,769)	(1,741)	(944,407)
Total Increase (Decrease) in Net Assets	5,413	53,143	(3,796)	15,499	(541,387)
Net Assets at December 31, 2006	$840,463	$278,272	$98,726	$191,120	$6,407,902

1  Reference Note 5 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
19

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	FIDELITY ASSET MANAGER GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH
Net Assets at January 1, 2005	$1,185,129	$134,776	$8,837,849	$12,649,206	$20,400,641
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	18,181	2,373	(52,821)	96,072	(59,883)
Realized Gains (Losses)	(30,598)	682	290,393	598,099	(633,789)
Net Change in Unrealized Appreciation (Depreciation)	40,542	2,714	1,211,794	(142,396)	1,505,802
Net Increase (Decrease) in Net Assets Resulting from Operations	28,125	5,769	1,449,366	551,775	812,130
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	47,819	25,518	1,565,146	600,940	1,001,523
Enhanced Variable Universal Life	93,198	-	902,444	1,018,507	1,376,291
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(55,298)	(40,574)	(891,721)	(1,091,860)	(1,883,602)
Enhanced Variable Universal Life	(243,437)	-	(1,505,477)	(1,882,124)	(3,270,716)
Increase (Decrease) from Contract Transactions	(157,718)	(15,056)	70,392	(1,354,537)	(2,776,504)
Total Increase (Decrease) in Net Assets	(129,593)	(9,287)	1,519,758	(802,762)	(1,964,374)
Net Assets at December 31, 2005	1,055,536	125,489	10,357,607	11,846,444	18,436,267
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	12,311	1,663	49,922	301,833	(80,846)
Realized Gains (Losses)	(16,963)	6,855	1,735,099	1,835,660	(331,666)
Net Change in Unrealized Appreciation (Depreciation)	59,601	4,472	(689,371)	27,118	1,417,712
Net Increase (Decrease) in Net Assets Resulting from Operations	54,949	12,990	1,095,650	2,164,611	1,005,200
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	33,498	30,037	1,688,334	345,000	800,976
Enhanced Variable Universal Life	62,293	-	859,406	1,416,234	1,285,065
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(102,131)	(42,115)	(1,409,037)	(558,369)	(1,169,985)
Enhanced Variable Universal Life	(137,069)	-	(1,400,032)	(2,156,816)	(3,004,185)
Increase (Decrease) from Contract Transactions	(143,409)	(12,078)	(261,329)	(953,951)	(2,088,129)
Total Increase (Decrease) in Net Assets	(88,460)	912	834,321	1,210,660	(1,082,929)
Net Assets at December 31, 2006	$967,076	$126,401	$11,191,928	$13,057,104	$17,353,338

SEE NOTES TO FINANCIAL STATEMENTS
20

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND
Net Assets at January 1, 2005	$1,520,365	$1,034,111	$1,634,292	$10,952,499	$1,330,656
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	13,628	2,434	220,424	105,620	35,185
Realized Gains (Losses)	26,129	(1,693)	(17,206)	251,615	24,750
Net Change in Unrealized Appreciation (Depreciation)	26,579	76,170	(176,350)	32,178	(45,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	66,336	76,911	26,868	389,413	14,015
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	232,526	158,381	35,683	366,934	18,452
Enhanced Variable Universal Life	-	-	202,377	1,264,025	351,539
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(689,087)	(234,151)	(46,723)	(637,787)	(33,653)
Enhanced Variable Universal Life	-	-	(286,307)	(2,858,514)	(359,496)
Increase (Decrease) from Contract Transactions	(456,561)	(75,770)	(94,970)	(1,865,342)	(23,158)
Total Increase (Decrease) in Net Assets	(390,225)	1,141	(68,102)	(1,475,929)	(9,143)
Net Assets at December 31, 2005	1,130,140	1,035,252	1,566,190	9,476,570	1,321,513
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,315	328	104,184	93,479	40,457
Realized Gains (Losses)	63,353	12,193	(28,250)	522,871	(6,634)
Net Change in Unrealized Appreciation (Depreciation)	69,346	26,310	77,938	685,323	16,307
Net Increase (Decrease) in Net Assets Resulting from Operations	135,014	38,831	153,872	1,301,673	50,130
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	250,098	137,828	27,795	302,421	3,300
Enhanced Variable Universal Life	-	-	164,945	2,809,038	402,831
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(268,484)	(253,267)	(56,944)	(764,383)	(10,992)
Enhanced Variable Universal Life	-	-	(292,002)	(2,867,644)	(278,663)
Increase (Decrease) from Contract Transactions	(18,386)	(115,439)	(156,206)	(520,568)	116,476
Total Increase (Decrease) in Net Assets	116,628	(76,608)	(2,334)	781,105	166,606
Net Assets at December 31, 2006	$1,246,768	$958,644	$1,563,856	$10,257,675	$1,488,119

SEE NOTES TO FINANCIAL STATEMENTS
21

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	FIDELITY MID-CAP ADVISOR	FIDELITY MONEY MARKET	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES[1]	FRANKLIN INCOME SECURITIES FUND CLASS II1
Net Assets at January 1, 2005	$-	$2,657,613	$4,424,473	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(201)	77,278	(9,426)	(2)	59
Realized Gains (Losses)	1,340	-	35,068	24	7
Net Change in Unrealized Appreciation (Depreciation)	5,905	-	696,753	43	(224)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,044	77,278	722,395	65	(158)
Contract Transactions
Contract Purchase Payments and Transfers In PREMIER Variable Universal Life	118,231	11,298,252	60,601	1,204	42,045
Enhanced Variable Universal Life	-	3,354,162	446,058	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(36,074)	(10,348,611)	(64,023)	(580)	(806)
Enhanced Variable Universal Life	-	(2,885,470)	(913,205)	-	-
Increase (Decrease) from Contract Transactions	82,157	1,418,333	(470,569)	624	41,239
Total Increase (Decrease) in Net Assets	89,201	1,495,611	251,826	689	41,081
Net Assets at December 31, 2005	89,201	4,153,224	4,676,299	689	41,081
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(1,896)	121,073	(694)	(31)	1,372
Realized Gains (Losses)	14,315	-	234,932	41	805
Net Change in Unrealized Appreciation (Depreciation)	12,262	-	522,240	120	6,496
Net Increase (Decrease) in Net Assets Resulting from Operations	24,681	121,073	756,478	130	8,673
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	428,397	9,131,053	56,147	12,993	49,232
Enhanced Variable Universal Life	-	4,314,036	591,898	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(90,117)	(10,208,402)	(153,456)	(2,035)	(8,624)
Enhanced Variable Universal Life	-	(5,270,241)	(856,548)	-	-
Increase (Decrease) from Contract Transactions	338,280	(2,033,554)	(361,959)	10,958	40,608
Total Increase (Decrease) in Net Assets	362,961	(1,912,481)	394,519	11,088	49,281
Net Assets at December 31, 2006	$452,162	$2,240,743	$5,070,818	$11,777	$90,362

1  Reference Note 5 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
22

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	FRANKLIN SMALL CAP VALUE FUND	FRANKLIN SMALL-MID CAP GROWTH[1]	FRANKLIN U.S. GOVERNMENT	ING JP MORGAN EMERGING MARKETS EQUITY 1[1]	ING NATURAL RESOURCES
Net Assets at January 1, 2005	$-	$797,783	$335,453	$851,639	$292,375
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(38)	(5,159)	13,881	(1,300)	(3,256)
Realized Gains (Losses)	97	23,503	(1,378)	55,325	28,569
Net Change in Unrealized Appreciation (Depreciation)	856	8,143	(5,906)	231,282	116,718
Net Increase (Decrease) in Net Assets Resulting from Operations	915	26,487	6,597	285,307	142,031
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	33,877	243,946	179,700	13,754	15,933
Enhanced Variable Universal Life	-	-	-	146,618	129,408
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(5,659)	(307,320)	(87,627)	(13,012)	(11,937)
Enhanced Variable Universal Life	-	-	-	(235,650)	(40,048)
Increase (Decrease) from Contract Transactions	28,218	(63,374)	92,073	(88,290)	93,356
Total Increase (Decrease) in Net Assets	29,133	(36,887)	98,670	197,017	235,387
Net Assets at December 31, 2005	29,133	760,896	434,123	1,048,656	527,762
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(69)	(5,908)	13,619	(2,578)	(5,785)
Realized Gains (Losses)	6,981	68,299	(10,512)	126,447	117,733
Net Change in Unrealized Appreciation (Depreciation)	4,972	(2,720)	7,321	251,574	1,750
Net Increase (Decrease) in Net Assets Resulting from Operations	11,884	59,671	10,428	375,443	113,698
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	176,864	309,464	116,055	13,472	7,057
Enhanced Variable Universal Life	-	-	-	237,453	209,479
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(37,865)	(266,490)	(205,731)	(33,664)	(9,219)
Enhanced Variable Universal Life	-	-	-	(211,854)	(142,405)
Increase (Decrease) from Contract Transactions	138,999	42,974	(89,676)	5,407	64,912
Total Increase (Decrease) in Net Assets	150,883	102,645	(79,248)	380,850	178,610
Net Assets at December 31, 2006	$180,016	$863,541	$354,875	$1,429,506	$706,372

1  Reference Note 5 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
23

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE	JP MORGAN US LARGE CAP CORE EQUITY	MUTUAL SHARES SECURITIES	PIMCO ALL ASSETS PORTFOLIO ADVISOR[1]
Net Assets at January 1, 2005	$108,381	$238,968	$822,731	$125,253	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	159	(4,057)	3,394	272	-
Realized Gains (Losses)	1,602	9,425	18,986	2,436	-
Net Change in Unrealized Appreciation (Depreciation)	13,159	58,260	(19,262)	13,393	-
Net Increase (Decrease) in Net Assets Resulting from Operations	14,920	63,628	3,118	16,101	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	169,529	807,247	120,572	72,078	19
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(67,385)	(81,912)	(328,783)	(21,215)	(12)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	102,144	725,335	(208,211)	50,863	7
Total Increase (Decrease) in Net Assets	117,064	788,963	(205,093)	66,964	7
Net Assets at December 31, 2005	225,445	1,027,931	617,638	192,217	7
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,223	(828)	1,802	2,569	271
Realized Gains (Losses)	27,007	101,243	15,011	55,637	25
Net Change in Unrealized Appreciation (Depreciation)	27,979	32,530	79,983	41,161	(49)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,209	132,945	96,796	99,367	247
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	211,096	234,008	104,826	953,849	11,382
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(118,246)	(547,664)	(124,544)	(150,909)	(185)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	92,850	(313,656)	(19,718)	802,940	11,197
Total Increase (Decrease) in Net Assets	149,059	(180,711)	77,078	902,307	11,444
Net Assets at December 31, 2006	$374,504	$847,220	$694,716	$1,094,524	$11,451

1  Reference Note 5 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
24

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	PIMCO COMMODITY FUND ADMIN[1]	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Net Assets at January 1, 2005	$-	$1,328,366	$-	$-	$5,366,209
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	441	116,469	(42)	217	28,778
Realized Gains (Losses)	274	(1,741)	118	5	(4,887)
Net Change in Unrealized Appreciation (Depreciation)	1,218	(90,601)	7,737	133	236,045
Net Increase (Decrease) in Net Assets Resulting from Operations	1,933	24,127	7,813	355	259,936
Contract Transactions
Contract Purchase Payments and Transfers In PREMIER Variable Universal Life	60,956	251,367	51,989	25,849	655,987
Enhanced Variable Universal Life	-	34,671	-	-	234,374
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(15,974)	(179,673)	(12,634)	(722)	(1,011,583)
Enhanced Variable Universal Life	-	(147,779)	-	-	(450,816)
Increase (Decrease) from Contract Transactions	44,982	(41,414)	39,355	25,127	(572,038)
Total Increase (Decrease) in Net Assets	46,915	(17,287)	47,168	25,482	(312,102)
Net Assets at December 31, 2005	46,915	1,311,079	47,168	25,482	5,054,107
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,145	57,179	(991)	666	29,246
Realized Gains (Losses)	408	(20,347)	48,053	1,343	126,482
Net Change in Unrealized Appreciation (Depreciation)	(5,918)	10,846	50,674	5,231	591,852
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,365)	47,678	97,736	7,240	747,580
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	76,284	161,914	576,035	20,952	513,493
Enhanced Variable Universal Life	-	37,404	-	-	267,855
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(35,437)	(229,634)	(124,681)	(4,402)	(868,040)
Enhanced Variable Universal Life	-	(36,167)	-	-	(454,141)
Increase (Decrease) from Contract Transactions	40,847	(66,483)	451,354	16,550	(540,833)
Total Increase (Decrease) in Net Assets	38,482	(18,805)	549,090	23,790	206,747
Net Assets at December 31, 2006	$85,397	$1,292,274	$596,258	$49,272	$5,260,854

1  Reference Note 5 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
25

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II1	PIONEER SMALL-CAP VALUE VCT CLASS I1
Net Assets at January 1, 2005	$10,675,561	$-	$2,370,316	$-	$1,555,167
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(78,120)	-	(10,177)	-	(1,856)
Realized Gains (Losses)	324,100	-	195,439	-	96,967
Net Change in Unrealized Appreciation (Depreciation)	298,405	-	(25,114)	-	103,703
Net Increase (Decrease) in Net Assets Resulting from Operations	544,385	-	160,148	-	198,814
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	981,239	-	300,316	-	309,792
Enhanced Variable Universal Life	415,770	-	122,349	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,506,026)	-	(453,814)	-	(482,115)
Enhanced Variable Universal Life	(1,052,077)	-	(187,652)	-	-
Increase (Decrease) from Contract Transactions	(1,161,094)	-	(218,801)	-	(172,323)
Total Increase (Decrease) in Net Assets	(616,709)	-	(58,653)	-	26,491
Net Assets at December 31, 2005	10,058,852	-	2,311,663	-	1,581,658
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(74,462)	127	6,559	2,185	1,921
Realized Gains (Losses)	681,057	41	627,241	3,948	524,780
Net Change in Unrealized Appreciation (Depreciation)	(170,844)	185	(373,160)	21,369	(366,250)
Net Increase (Decrease) in Net Assets Resulting from Operations	435,751	353	260,640	27,502	160,451
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	720,619	9,535	191,310	286,277	140,440
Enhanced Variable Universal Life	350,937	-	55,721	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,461,174)	(434)	(328,573)	(22,417)	(415,577)
Enhanced Variable Universal Life	(910,662)	-	(73,605)	-	-
Increase (Decrease) from Contract Transactions	(1,300,280)	9,101	(155,147)	263,860	(275,137)
Total Increase (Decrease) in Net Assets	(864,529)	9,454	105,493	291,362	(114,686)
Net Assets at December 31, 2006	$9,194,323	$9,454	$2,417,156	$291,362	$1,466,972

1  Reference Note 5 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
26

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

	Sub-Accounts
	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS	TEMPLETON GLOBAL INCOME SECURITIES II1	TEMPLETON GROWTH SECURITIES
Net Assets at January 1, 2005	$-	$-	$425,802	$-	$1,049,431
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(75)	467	6,644	147	(1,352)
Realized Gains (Losses)	346	103	11,990	(34)	257,627
Net Change in Unrealized Appreciation (Depreciation)	1,595	(436)	203,067	(168)	(241,983)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,866	134	221,701	(55)	14,292
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	43,530	21,529	922,529	2,973	52,459
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,303)	(1,262)	(398,482)	(519)	(928,550)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	42,227	20,267	524,047	2,454	(876,091)
Total Increase (Decrease) in Net Assets	44,093	20,401	745,748	2,399	(861,799)
Net Assets at December 31, 2005	44,093	20,401	1,171,550	2,399	187,632
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(1,104)	1,122	3,854	288	1,389
Realized Gains (Losses)	8,778	(4)	277,507	(180)	74,135
Net Change in Unrealized Appreciation (Depreciation)	9,067	240	(17,785)	335	(8,651)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,741	1,358	263,576	443	66,873
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	232,657	11,454	334,394	31,220	450,922
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(33,501)	(3,395)	(728,616)	(7,610)	(173,417)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	199,156	8,059	(394,222)	23,610	277,505
Total Increase (Decrease) in Net Assets	215,897	9,417	(130,646)	24,053	344,378
Net Assets at December 31, 2006	$259,990	$29,818	$1,040,904	$26,452	$532,010

1  Reference Note 5 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS
27

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2005 and 2006

Sub-Accounts
WANGER US SMALLER COMPANIES
Net Assets at January 1, 2005	$916,876
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(6,181)
Realized Gains (Losses)	50,163
Net Change in Unrealized Appreciation (Depreciation)	44,404
Net Increase (Decrease) in Net Assets Resulting from Operations	88,386
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	477,046
Enhanced Variable Universal Life	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(554,206)
Enhanced Variable Universal Life	-
Increase (Decrease) from Contract Transactions	(77,160)
Total Increase (Decrease) in Net Assets	11,226
Net Assets at December 31, 2005	928,102
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(4,160)
Realized Gains (Losses)	178,903
Net Change in Unrealized Appreciation (Depreciation)	(112,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,930
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	256,502
Enhanced Variable Universal Life	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(425,418)
Enhanced Variable Universal Life	-
Increase (Decrease) from Contract Transactions	(168,916)
Total Increase (Decrease) in Net Assets	(106,986)
Net Assets at December 31, 2006	$821,116

SEE NOTES TO FINANCIAL STATEMENTS
28

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account SL ("the Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("the Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Symetra Financial Corporation ("Symetra Financial") is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

Sub-account	Mutual Fund
AIM Variable Insurance Funds, Inc

AIM Capital Appreciation I1	AIM V.I. Capital Appreciation Fund (Series I shares)

AIM Capital Appreciation II	AIM V.I. Capital Appreciation Fund (Series II shares)

AIM Capital Development Series I	AIM V.I. Capital Development Fund (Series I shares)

AIM Capital Development Series II2	AIM V.I. Capital Development Fund (Series II shares)

AIM Global Healthcare[9]	AIM V.I. Global Health Care Fund (Series I shares)

AIM Global Real Estate[4]	AIM V.I. Global Real Estate Fund (Series I shares)

AIM International Growth I	AIM V.I. International Growth Fund (Series I shares)

AIM International Growth II3	AIM V.I. International Growth Fund (Series II shares)

American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced Fund

American Century Inflation Protection	VP Inflation Protection Class II Fund

American Century International	VP International Fund

American Century Large Company Value	VP Large Company Value Class II Fund

American Century Ultra	VP Ultra Class II Fund

American Century Value	VP Value Fund

Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

29

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-account	Mutual Fund
Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VIF Capital Portfolio — Initial Shares

Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

DWS Variable Series I and II

DWS Balanced VIP A5	DWS Balanced VIP (A)

DWS International VIP A6	DWS International VIP (A)

Federated Insurance Series

Federated Capital Income	Federated Capital Income Fund II

Federated High Income Bond	Federated High Income Bond II

Fidelity Variable Insurance Products Fund 1 (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class

Fidelity Asset Manager Growth	VIP Asset Manager Growth Portfolio

Fidelity Balanced	VIP Balanced Portfolio

Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class

Fidelity Equity Income	VIP Equity-Income Portfolio — Initial Class

Fidelity Growth	VIP Growth Portfolio — Initial Class

Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class

Fidelity High Income	VIP High Income Portfolio

Fidelity Index 500	VIP Index 500 Portfolio

Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio

Fidelity Mid-Cap Advisor	VIP Mid Cap Portfolio — Service Class II

Fidelity Money Market Fund	VIP Money Market Portfolio

Fidelity Overseas	VIP Overseas Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth Securities Fund — Class 2

Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2

Franklin Small Cap Value Fund	Franklin Small Cap Value Securities Fund — Class 2

Franklin Small-Mid Cap Growth	Franklin Small-Mid Cap Growth Securities Fund — Class 2

Franklin U.S. Government	Franklin U.S. Government Securities Fund — Class 2

ING Investors Trust

ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio

ING VP Natural Resource Trust

ING Natural Resources	ING VP Natural Resources Portfolio

JP Morgan Series Trust II

JP Morgan International Equity	JP Morgan International Equity Portfolio

JP Morgan Mid-Cap Value	JP Morgan Mid Cap Value Portfolio

JP Morgan US Large Cap Core Equity	JP Morgan U.S. Large Cap Core Equity Portfolio

30

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-account	Mutual Fund
Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities	Mutual Shares Securities Fund — Class 2

PIMCO Advisors Fund Management LLC

PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares

PIMCO Commodity Fund Admin	PIMCO Commodity Real Return Strategy Portfolio — Administrative Class Shares

Pioneer Investment Management

Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I

Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II

Pioneer Mid-Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I

Pioneer Real Estate VCT Class II7	Pioneer Real Estate VCT Portfolio — Class II

Pioneer Small-Cap Value VCT Class I8	Pioneer Small Cap Value VCT Portfolio — Class I

Pioneer Small-Cap Value VCT Class II	Pioneer Small Cap Value VCT Portfolio — Class II

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets	Templeton Developing Markets Securities Fund — Class 2

Templeton Global Income Securities II	Templeton Global Income Securities Fund — Class 2

Templeton Growth Securities	Templeton Growth Securities Fund — Class 2

Wanger Advisors Trust

Wanger U.S. Smaller Companies	U.S. Smaller Companies Fund

  1  AIM Growth and AIM Aggressive Growth were reorganized into AIM Capital Appreciation I effective April 28, 2006.

  2  The commencement date was March 14, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  3  The commencement date was March 14, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  4  AIM Global Real Estate was known as AIM Real Estate Fund prior to July 3, 2006.

  5  DWS Balanced VIP A was known as Scudder Total Return prior to February 6, 2006.

  6  DWS International VIP A was known as Scudder International A prior to February 6, 2006.

  7  The commencement date was April 28, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  8  Pioneer Small-Cap Value VCT Class I was known as Pioneer Small-Cap Value II VCT Class 1 prior to May 24, 2006.

  9  AIM Global Healthcare was known as AIM Health Sciences prior to January 1, 2006.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Symetra Life's other assets and liabilities. The portion of Symetra Separate Account SL's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Symetra Life may conduct.

31

Symetra Separate Account SL

Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

INVESTMENT VALUATION — Investments in portfolio shares are valued at the net asset value as reported by the underlying portfolio on the last trading day of the year.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Effective January 1, 2006, the Company elected to change its method of valuing realized and unrealized gains and losses on investment transactions to the first-in-first out (FIFO) method, whereas in all prior years realized and unrealized gains and losses were recorded using the average cost method. This change resulted from a change in investment administration systems due to the outsourcing of the separate account operations to a third-party administrator. Management considers the FIFO method to be preferable as it is a more precise method of recording investment transactions. This prospective change in costing methodology has no impact on net assets, accumulated unit value (AUV), or total increase or decrease in net assets.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date. These are all reinvested in shares of the underlying portfolio.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense risks ("M&E") and incurs asset-related administrative expenses related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these costs. The daily charge for the Enhanced Variable Universal Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for the Premier Variable Universal Life product is, on an annual basis, equal to 0.70 percent of the average daily net assets of the Separate Account.

Symetra Life also deducts a monthly maintenance charge of $4 for each Enhanced Variable Universal Life contract and $5 for each Premier Variable Universal Life contract from the Separate Account. The maintenance charge is recorded in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products.

A withdrawal charge of $25 or 2% of the withdrawal amount, whichever is less, may be imposed for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2% of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable in the first 8 years on withdrawals that exceed the free withdrawal amount. These charges are recorded in the accompanying Statement of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

32

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS

The following table summarizes purchase and sales activity by sub-account for the year ended December 31, 2006. The table also summarizes underlying investment information for each sub-account as of December 31, 2006.

	Year or Period Ended		As of December 31, 2006
	December 31, 2006		Investments			Net Asset
Sub-Account	Purchases	Sales	at Cost	at Value	Shares Owned	Value[9]
AIM Capital Appreciation I1	$1,595,541	$212,555	$1,382,986	$1,386,568	52,882	$26.22
AIM Capital Appreciation II	2,093	1,505	944	943	36	25.91
AIM Capital Development Series I	98,238	169,449	124,198	135,417	7,348	18.43
AIM Capital Development Series II2	65,890	46,287	19,603	20,690	1,137	18.19
AIM Global Healthcare[10]	7,875	21,073	17,506	19,447	904	21.51
AIM Global Real Estate[4]	531,159	346,808	857,489	1,337,901	46,552	28.74
AIM International Growth I	969,989	971,457	1,384,750	1,684,092	57,224	29.43
AIM International Growth II3	940,781	582,335	358,447	392,697	13,472	29.15
American Century Balanced	395,634	257,851	1,377,609	1,518,940	201,718	7.53
American Century Inflation Protection	60,808	13,561	62,555	62,271	6,178	10.08
American Century International	246,345	201,578	1,049,049	1,316,248	130,064	10.12
American Century Large Company Value	42,448	6,514	40,945	41,860	3,198	13.09
American Century Ultra	18,331	10,615	46,845	48,112	4,792	10.04
American Century Value	475,604	1,234,913	1,150,327	1,312,846	150,211	8.74
Dreyfus Appreciation	114,615	121,188	562,683	673,598	15,831	42.55
Dreyfus Midcap Stock	660,055	458,081	1,416,863	1,576,743	90,670	17.39
Dreyfus Quality Bond	161,134	187,541	598,849	590,275	52,562	11.23
Dreyfus Socially Responsible	57,546	85,350	292,011	320,253	11,257	28.45
Dreyfus Stock Index	2,827,963	1,775,590	1,611,377	1,648,104	45,578	36.16
Dreyfus Technology Growth	159,884	135,400	493,322	499,585	52,922	9.44
DWS Balanced VIP A5	143,122	182,264	745,084	840,463	34,361	24.46
DWS International VIP A6	39,225	28,383	190,452	278,272	20,736	13.42
Federated Capital Income	21,231	32,491	89,650	98,726	10,147	9.73
Federated High Income Bond	67,943	56,391	183,488	191,120	24,347	7.85
Fidelity Asset Manager	804,196	1,646,494	6,221,113	6,407,902	407,887	15.71
Fidelity Asset Manager Growth	117,342	265,404	973,683	967,076	71,109	13.60
Fidelity Balanced	36,785	40,344	113,689	126,401	8,087	15.63
Fidelity Contrafund	3,628,674	2,104,985	9,020,448	11,191,928	355,638	31.47
Fidelity Equity Income	3,656,803	2,473,264	11,569,583	13,057,104	498,363	26.20
Fidelity Growth	2,167,048	4,667,691	17,740,273	17,353,338	483,784	35.87
Fidelity Growth & Income	292,396	245,114	1,045,843	1,246,768	77,343	16.12
Fidelity Growth Opportunities	145,095	248,013	856,872	958,644	52,789	18.16
Fidelity High Income	335,484	415,758	1,685,035	1,563,856	246,276	6.35
Fidelity Index 500	3,325,468	3,229,687	8,692,331	10,257,675	63,570	161.36
Fidelity Investment Grade Bond	488,667	338,367	1,475,022	1,488,119	116,624	12.76
Fidelity Mid-Cap Advisor	457,610	106,912	433,995	452,162	13,202	34.25
Fidelity Money Market	14,521,476	16,433,957	2,240,743	2,240,743	2,240,743	1.00
Fidelity Overseas	721,180	848,897	3,820,863	5,070,818	211,549	23.97
Franklin Flex Cap Growth Securities	13,004	2,035	11,614	11,777	1,057	11.14
Franklin Income Securities Fund Class II	51,707	8,920	84,090	90,362	5,205	17.36
Franklin Small Cap Value Fund	194,986	49,076	174,188	180,016	9,580	18.79
Franklin Small-Mid Cap Growth	382,806	277,440	745,570	863,541	39,021	22.13
Franklin U.S. Government	133,597	220,167	361,523	354,875	28,345	12.52
ING JP Morgan Emerging Markets Equity1	273,491	144,218	796,203	1,429,506	72,897	19.61
ING Natural Resources	271,459	94,598	526,505	706,372	26,298	26.86
JP Morgan International Equity	224,021	102,940	319,309	374,504	25,407	14.74
JP Morgan Mid-Cap Value	273,767	487,010	717,286	847,220	26,845	31.56
JP Morgan US Large Cap Core Equity	111,218	114,122	572,347	694,716	44,250	15.70
Mutual Shares Securities	986,871	125,724	1,019,935	1,094,524	53,470	20.47
PIMCO All Assets Portfolio Advisor	11,699	205	11,500	11,451	980	11.68
PIMCO Commodity Fund Admin	84,134	39,734	90,097	85,397	7,551	11.31

33

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year or Period Ended		As of December 31, 2006
	December 31, 2006		Investments			Net Asset
Sub-Account	Purchases	Sales	at Cost	at Value	Shares Owned	Value[9]
Pioneer Bond VCT Class I	$272,304	$301,957	$1,353,234	$1,292,274	120,548	$10.72
Pioneer Emerging Markets VCT Class II	618,257	119,842	537,847	596,258	17,578	33.92
Pioneer Equity Income VCT Class II	27,389	8,831	43,908	49,272	1,965	25.07
Pioneer Fund VCT Class I	855,978	1,241,083	4,482,290	5,260,854	212,131	24.80
Pioneer Growth Opportunities VCT Class I	1,249,704	1,943,388	6,869,475	9,194,323	343,200	26.79
Pioneer High Yield VCT Class II	10,453	1,183	9,269	9,454	859	11.01
Pioneer Mid-Cap Value VCT Class I	1,015,355	536,701	2,449,889	2,417,156	118,955	20.32
Pioneer Real Estate VCT Class II7	297,066	27,072	269,993	291,362	8,840	32.96
Pioneer Small-Cap Value VCT Class I8	595,034	343,471	1,274,682	1,466,972	81,862	17.92
Pioneer Small-Cap Value VCT Class II	238,760	31,931	249,328	259,990	14,639	17.76
Pioneer Strategic Income VCT Class II	15,903	6,727	30,014	29,818	2,761	10.80
Templeton Developing Markets	436,897	549,758	754,400	1,040,904	75,482	13.79
Templeton Global Income Securities II	38,112	14,394	26,285	26,452	1,707	15.50
Templeton Growth Securities	471,009	117,980	483,698	532,010	33,397	15.93
Wanger US Smaller Companies	291,933	286,104	624,249	821,116	22,583	36.36

  1  AIM Growth and AIM Aggressive Growth were reorganized into AIM Capital Appreciation I effective April 28, 2006.

  2  The commencement date was March 14, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  3  The commencement date was March 14, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  4  AIM Global Real Estate was known as AIM Real Estate Fund prior to July 3, 2006.

  5  DWS Balanced VIP A was known as Scudder Total Return prior to February 6, 2006.

  6  DWS International VIP A was known as Scudder International A prior to February 6, 2006.

  7  The commencement date was April 28, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  8  Pioneer Small-Cap Value VCT Class I was known as Pioneer Small-Cap Value II VCT Class 1 prior to May 24, 2006.

  9  Net asset values represent the amounts published by the underlying mutual funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

  10  AIM Global Healthcare was known as AIM Health Sciences prior to January 1, 2006.

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2006 and 2005 were as follows:

	2006			2005
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Premier Variable Universal Life
AIM Capital Appreciation I1	159,834	(20,126)	139,708	-	-	-
AIM Capital Appreciation II9	171	(127)	44	50	(18)	32
AIM Capital Development Series I	2,709	(9,036)	(6,327)	11,587	(669)	10,918
AIM Capital Development Series II2	6,403	(4,461)	1,942	-	-	-
AIM Global Healthcare[12]	557	(1,730)	(1,173)	625	(345)	280
AIM Global Real Estate[4]	13,087	(17,914)	(4,827)	15,498	(34,032)	(18,534)
AIM International Growth I	16,471	(32,356)	(15,885)	98,638	(18,471)	80,167
AIM International Growth II3	89,142	(55,927)	33,215	-	-	-
American Century Balanced	18,621	(17,811)	810	34,531	(17,054)	17,477
American Century Inflation Protection[9]	5,329	(680)	4,649	1,581	(50)	1,531
American Century International	14,006	(13,819)	187	17,944	(19,590)	(1,646)
American Century Large Company Value[9]	3,341	(581)	2,760	520	(62)	458
American Century Ultra	1,444	(836)	608	2,153	(3,200)	(1,047)
American Century Value	17,288	(89,578)	(72,290)	156,330	(50,350)	105,980

34

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2006			2005
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Dreyfus Appreciation	10,175	(12,747)	(2,572)	12,420	(37,296)	(24,876)
Dreyfus Midcap Stock	21,981	(33,301)	(11,320)	33,653	(35,142)	(1,489)
Dreyfus Quality Bond	9,326	(12,540)	(3,214)	11,707	(12,911)	(1,204)
Dreyfus Socially Responsible	8,592	(12,941)	(4,349)	11,445	(12,998)	(1,553)
Dreyfus Stock Index	187,285	(125,159)	62,126	102,663	(141,340)	(38,677)
Dreyfus Technology Growth	38,759	(31,262)	7,497	32,675	(35,187)	(2,512)
DWS Balanced VIP A5	11,844	(18,639)	(6,795)	15,560	(22,702)	(7,142)
DWS International VIP A6	3,805	(4,120)	(315)	4,430	(4,678)	(248)
Federated Capital Income	1,702	(3,689)	(1,987)	2,472	(3,099)	(627)
Federated High Income Bond	3,940	(4,090)	(150)	5,830	(3,998)	1,832
Fidelity Asset Manager	3,348	(8,054)	(4,706)	5,396	(12,525)	(7,129)
Fidelity Asset Manager Growth	2,617	(8,099)	(5,482)	3,972	(4,578)	(606)
Fidelity Balanced	2,076	(2,907)	(831)	1,923	(3,080)	(1,157)
Fidelity Contrafund	79,557	(66,600)	12,957	87,405	(49,606)	37,799
Fidelity Equity Income	20,339	(32,911)	(12,572)	39,933	(73,325)	(33,392)
Fidelity Growth	55,181	(81,615)	(26,434)	74,887	(141,607)	(66,720)
Fidelity Growth & Income	16,361	(17,790)	(1,429)	17,143	(51,114)	(33,971)
Fidelity Growth Opportunities	12,574	(23,351)	(10,777)	15,382	(22,844)	(7,462)
Fidelity High Income	2,661	(5,369)	(2,708)	3,602	(4,772)	(1,170)
Fidelity Index 500	19,693	(50,653)	(30,960)	26,325	(45,800)	(19,475)
Fidelity Investment Grade Bond	212	(705)	(493)	1,209	(2,196)	(987)
Fidelity Mid-Cap Advisor	32,576	(6,770)	25,806	10,375	(3,088)	7,287
Fidelity Money Market	713,459	(797,758)	(84,299)	914,498	(837,636)	76,862
Fidelity Overseas	3,508	(9,690)	(6,182)	4,720	(4,888)	(168)
Franklin Flex Cap Growth Securities[9]	1,116	(179)	937	115	(54)	61
Franklin Income Securities Fund Class II9	4,149	(744)	3,405	3,975	(76)	3,899
Franklin Small Cap Value Fund	13,930	(2,960)	10,970	3,048	(508)	2,540
Franklin Small-Mid Cap Growth[10]	37,323	(32,397)	4,926	32,768	(41,485)	(8,717)
Franklin U.S. Government	8,571	(15,302)	(6,731)	13,503	(6,592)	6,911
ING JP Morgan Emerging Markets Equity 1[11]	670	(1,672)	(1,002)	925	(880)	45
ING Natural Resources	379	(506)	(127)	1,231	(876)	355
JP Morgan International Equity	11,007	(6,159)	4,848	10,407	(4,240)	6,167
JP Morgan Mid-Cap Value	13,330	(31,811)	(18,481)	52,991	(5,273)	47,718
JP Morgan US Large Cap Core Equity	12,238	(14,375)	(2,137)	14,995	(40,665)	(25,670)
Mutual Shares Securities	67,114	(10,263)	56,851	5,959	(1,749)	4,210
PIMCO All Assets Portfolio Advisor[9]	1,069	(17)	1,052	2	(1)	1
PIMCO Commodity Fund Admin[9]	7,051	(3,247)	3,804	5,761	(1,496)	4,265
Pioneer Bond VCT Class I	11,323	(16,116)	(4,793)	17,821	(12,787)	5,034
Pioneer Emerging Markets VCT Class II	35,776	(7,464)	28,312	4,403	(1,030)	3,373
Pioneer Equity Income VCT Class II	1,790	(376)	1,414	2,447	(68)	2,379
Pioneer Fund VCT Class I	40,999	(69,432)	(28,433)	58,551	(90,617)	(32,066)
Pioneer Growth Opportunities VCT Class I	50,365	(102,304)	(51,939)	73,834	(113,744)	(39,910)
Pioneer High Yield VCT Class II	879	(39)	840	-	-	-
Pioneer Mid-Cap Value VCT Class I	11,178	(19,133)	(7,955)	19,134	(28,765)	(9,631)
Pioneer Real Estate VCT Class II7	25,829	(1,943)	23,886	-	-	-
Pioneer Small-Cap Value VCT Class I8	6,984	(20,894)	(13,910)	17,664	(27,789)	(10,125)
Pioneer Small-Cap Value VCT Class II	18,027	(2,628)	15,399	3,777	(112)	3,665
Pioneer Strategic Income VCT Class II	1,077	(308)	769	2,118	(124)	1,994
Templeton Developing Markets	17,230	(37,510)	(20,280)	63,918	(27,589)	36,329

35

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2006			2005
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Templeton Global Income Securities II9	2,917	(763)	2,154	296	(53)	243
Templeton Growth Securities	31,598	(12,267)	19,331	4,274	(76,854)	(72,580)
Wanger US Smaller Companies	11,860	(19,624)	(7,764)	25,367	(29,445)	(4,078)
Enhanced Variable Universal Life
Fidelity Asset Manager	2,062	(5,347)	(3,285)	1,881	(4,906)	(3,025)
Fidelity Asset Manager Growth	307	(684)	(377)	487	(1,278)	(791)
Fidelity Contrafund	2,408	(3,924)	(1,516)	2,933	(4,845)	(1,912)
Fidelity Equity Income	3,108	(4,707)	(1,599)	2,484	(4,576)	(2,092)
Fidelity Growth	3,679	(8,577)	(4,898)	4,250	(10,130)	(5,880)
Fidelity High Income	979	(1,724)	(745)	1,272	(1,802)	(530)
Fidelity Index 500	8,639	(8,932)	(293)	4,305	(9,649)	(5,344)
Fidelity Investment Grade Bond	1,883	(1,297)	586	1,652	(1,703)	(51)
Fidelity Money Market	27,774	(33,937)	(6,163)	22,198	(19,105)	3,093
Fidelity Overseas	2,268	(3,289)	(1,021)	2,103	(4,310)	(2,207)
ING JP Morgan Emerging Markets Equity 1[11]	1,452	(1,262)	190	1,238	(1,853)	(615)
ING Natural Resources	883	(603)	280	723	(218)	505
Pioneer Bond VCT Class I	246	(242)	4	234	(995)	(761)
Pioneer Fund VCT Class I	1,613	(2,720)	(1,107)	1,554	(2,966)	(1,412)
Pioneer Growth Opportunities VCT Class I	1,628	(4,187)	(2,559)	2,072	(5,226)	(3,154)
Pioneer Mid-Cap Value VCT Class I	270	(358)	(88)	645	(984)	(339)

  1  AIM Growth and AIM Aggressive Growth were reorganized into AIM Capital Appreciation I effective April 28, 2006.

  2  The commencement date was March 14, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  3  The commencement date was March 14, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  4  AIM Global Real Estate was known as AIM Real Estate Fund prior to July 3, 2006.

  5  DWS Balanced VIP A was known as Scudder Total Return prior to February 6, 2006.

  6  DWS International VIP A was known as Scudder International A prior to February 6, 2006.

  7  The commencement date was April 28, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  8  Pioneer Small-Cap Value VCT Class I was known as Pioneer Small-Cap Value II VCT Class 1 prior to May 24, 2006.

  9  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  10  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  11  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

  12  AIM Global Healthcare was known as AIM Health Sciences prior to January 1,2006.

6.  ACCUMULATION UNIT VALUES

A summary of Unit values and Units outstanding for sub-accounts by variable annuity contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, for each of the five years ended December 31, 2006 follows.

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
AIM Capital Appreciation I1
PREMIER Variable Universal Life
2006	$9.925	139,708	$1,386,568	0.06%	0.70%	(0.75%)
AIM Capital Appreciation II9
PREMIER Variable Universal Life
2006	$12.359	76	$943	0.00%	0.70%	5.32%
2005	11.735	32	368	0.00%	0.70%	16.06%

36

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
AIM Capital Development Series I
PREMIER Variable Universal Life
2006	$18.665	7,255	$135,417	0.00%	0.70%	15.71%
2005	16.131	13,582	219,091	0.00%	0.70%	8.85%
2004	14.820	2,664	39,478	0.00%	0.70%	14.69%
2003	12.922	217	2,806	0.00%	0.70%	29.22%
AIM Capital Development Series II2
PREMIER Variable Universal Life
2006	$10.651	1,942	$20,690	0.00%	0.70%	6.51%
AIM Global Healthcare[15]
PREMIER Variable Universal Life
2006	$14.272	1,363	$19,447	0.00%	0.70%	4.50%
2005	13.657	2,536	34,638	0.00%	0.70%	7.40%
2004	12.716	2,256	28,691	0.00%	0.70%	6.81%
2003	11.905	450	5,366	0.00%	0.70%	19.05%
AIM Global Real Estate[4]
PREMIER Variable Universal Life
2006	$35.929	37,237	$1,337,901	1.03%	0.70%	41.61%
2005	25.372	42,064	1,067,241	1.00%	0.70%	13.44%
2004	22.366	60,598	1,355,321	0.85%	0.70%	35.63%
2003	16.491	74,141	1,222,597	1.73%	0.70%	37.86%
2002	11.962	79,164	946,985	3.56%	0.70%	5.63%
AIM International Growth I
PREMIER Variable Universal Life
2006	$23.684	71,106	$1,684,092	0.83%	0.70%	27.34%
2005	18.599	86,991	1,617,920	1.02%	0.70%	17.11%
2004	15.882	6,824	108,381	1.35%	0.70%	23.14%
2003	12.897	110	1,420	2.07%	0.70%	28.97%
AIM International Growth II3
PREMIER Variable Universal Life
2006	$11.823	33,215	$392,697	1.58%	0.70%	18.23%
American Century Balanced
PREMIER Variable Universal Life
2006	$15.705	96,719	$1,518,940	1.89%	0.70%	8.86%
2005	14.427	95,909	1,383,662	1.65%	0.70%	4.20%
2004	13.845	78,432	1,085,874	1.50%	0.70%	9.02%
2003	12.700	64,307	816,722	2.24%	0.70%	18.63%
2002	10.706	44,760	479,201	2.29%	0.70%	(10.18%)
American Century Inflation Protection[9]
PREMIER Variable Universal Life
2006	$10.076	6,180	$62,271	3.16%	0.70%	0.86%
2005	9.990	1,531	15,295	3.24%	0.70%	(0.10%)
American Century International
PREMIER Variable Universal Life
2006	$18.094	72,745	$1,316,248	1.56%	0.70%	24.16%
2005	14.573	72,558	1,057,423	1.17%	0.70%	12.46%
2004	12.958	74,204	961,528	0.55%	0.70%	14.12%
2003	11.355	70,528	800,821	0.71%	0.70%	23.65%
2002	9.183	67,075	616,146	0.86%	0.70%	(20.92%)
American Century Large Company Value[9]
PREMIER Variable Universal Life
2006	$13.006	3,218	$41,860	0.01%	0.70%	18.95%
2005	10.934	458	5,012	2.68%	0.70%	7.99%

37

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
American Century Ultra
PREMIER Variable Universal Life
2006	$12.725	3,781	$48,112	0.00%	0.70%	(3.95%)
2005	13.248	3,173	42,040	0.00%	0.70%	1.46%
2004	13.058	4,220	55,103	0.00%	0.70%	9.90%
2003	11.882	343	4,080	0.00%	0.70%	18.82%
American Century Value
PREMIER Variable Universal Life
2006	$15.616	84,071	$1,312,846	1.77%	0.70%	17.83%
2005	13.253	156,361	2,072,249	0.41%	0.70%	4.31%
2004	12.706	50,381	640,195	0.98%	0.70%	13.53%
2003	11.192	47,908	536,153	1.07%	0.70%	28.06%
2002	8.739	83,844	732,740	0.00%	0.70%	(12.61%)
Dreyfus Appreciation
PREMIER Variable Universal Life
2006	$11.074	60,825	$673,598	1.57%	0.70%	15.67%
2005	9.574	63,397	606,991	0.02%	0.70%	3.65%
2004	9.237	88,273	815,385	1.67%	0.70%	4.31%
2003	8.855	95,555	846,173	1.26%	0.70%	20.33%
2002	7.359	145,869	1,073,355	1.08%	0.70%	(17.30%)
Dreyfus Midcap Stock
PREMIER Variable Universal Life
2006	$14.617	107,868	$1,576,743	0.38%	0.70%	7.00%
2005	13.661	119,188	1,628,224	0.03%	0.70%	8.41%
2004	12.601	120,677	1,520,637	0.41%	0.70%	13.68%
2003	11.085	120,154	1,331,920	0.29%	0.70%	30.80%
2002	8.475	110,385	935,467	0.43%	0.70%	(13.10%)
Dreyfus Quality Bond
PREMIER Variable Universal Life
2006	$13.988	42,198	$590,275	4.58%	0.70%	3.51%
2005	13.514	45,412	613,708	3.60%	0.70%	1.76%
2004	13.280	46,616	619,038	4.12%	0.70%	2.65%
2003	12.937	42,113	544,825	3.96%	0.70%	4.21%
2002	12.414	35,849	445,132	5.11%	0.70%	7.01%
Dreyfus Socially Responsible
PREMIER Variable Universal Life
2006	$7.070	45,299	$320,253	0.11%	0.70%	8.45%
2005	6.519	49,648	323,681	0.00%	0.70%	2.89%
2004	6.336	51,201	324,423	0.42%	0.70%	5.46%
2003	6.008	47,844	287,410	0.13%	0.70%	25.13%
2002	4.801	39,832	191,212	0.28%	0.70%	(29.45%)
Dreyfus Stock Index
PREMIER Variable Universal Life
2006	$15.830	104,112	$1,648,104	1.39%	0.70%	14.40%
2005	13.837	41,986	580,950	1.23%	0.70%	3.71%
2004	13.342	80,663	1,076,215	1.17%	0.70%	9.58%
2003	12.176	5,190	63,193	0.98%	0.70%	21.76%
Dreyfus Technology Growth
PREMIER Variable Universal Life
2006	$4.177	119,593	$499,585	0.00%	0.70%	3.57%
2005	4.033	112,096	452,058	0.00%	0.70%	3.07%
2004	3.913	114,608	448,456	0.00%	0.70%	(0.23%)
2003	3.922	101,868	399,570	0.00%	0.70%	49.87%
2002	2.617	86,106	225,289	0.00%	0.70%	(39.83%)

38

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
DWS Balanced VIP A5
PREMIER Variable Universal Life
2006	$10.849	77,469	$840,463	2.54%	0.70%	9.48%
2005	9.910	84,264	835,050	2.92%	0.70%	3.39%
2004	9.585	91,406	876,099	1.67%	0.70%	5.74%
2003	9.065	87,050	789,034	2.32%	0.70%	17.12%
2002	7.740	73,695	570,350	2.47%	0.70%	(15.66%)
DWS International VIP A6
PREMIER Variable Universal Life
2006	$10.215	27,242	$278,272	1.87%	0.70%	25.05%
2005	8.169	27,557	225,129	1.57%	0.70%	15.35%
2004	7.082	27,805	196,908	1.27%	0.70%	15.72%
2003	6.120	27,185	166,374	0.76%	0.70%	26.86%
2002	4.824	23,753	114,579	0.79%	0.70%	(18.92%)
Federated Capital Income
PREMIER Variable Universal Life
2006	$9.563	10,324	$98,726	6.03%	0.70%	14.84%
2005	8.327	12,311	102,522	4.88%	0.70%	5.54%
2004	7.890	12,938	102,086	4.46%	0.70%	9.16%
2003	7.228	12,673	91,608	5.54%	0.70%	19.83%
2002	6.032	9,311	56,175	5.24%	0.70%	(24.48%)
Federated High Income Bond
PREMIER Variable Universal Life
2006	$14.151	13,506	$191,120	8.33%	0.70%	10.04%
2005	12.860	13,656	175,621	7.18%	0.70%	1.94%
2004	12.615	11,824	149,168	9.41%	0.70%	9.69%
2003	11.501	20,490	235,659	6.55%	0.70%	21.36%
2002	9.477	17,737	168,090	7.88%	0.70%	0.69%
Fidelity Asset Manager
PREMIER Variable Universal Life
2006	$14.655	22,436	$328,802	2.81%	0.70%	6.57%
2005	13.752	27,142	373,249	3.04%	0.70%	3.32%
2004	13.310	34,271	456,140	2.53%	0.70%	4.74%
2003	12.708	38,820	493,343	3.31%	0.70%	17.15%
2002	10.848	44,904	487,101	4.23%	0.70%	(9.36%)
Enhanced Variable Universal Life
2006	$278.621	21,818	$6,079,100	2.74%	0.90%	6.36%
2005	261.965	25,103	6,576,040	2.76%	0.90%	3.12%
2004	254.051	28,128	7,145,911	2.76%	0.90%	4.52%
2003	243.060	30,428	7,395,879	3.80%	0.90%	16.92%
2002	207.888	34,945	7,264,562	4.03%	0.90%	(9.55%)
Fidelity Asset Manager Growth
PREMIER Variable Universal Life
2006	$13.357	20,659	$275,929	2.12%	0.70%	6.24%
2005	12.572	26,141	328,636	2.32%	0.70%	3.17%
2004	12.186	26,747	325,927	2.20%	0.70%	5.24%
2003	11.579	25,832	299,109	2.79%	0.70%	22.48%
2002	9.454	25,443	240,473	3.43%	0.70%	(16.11%)
Enhanced Variable Universal Life
2006	$211.467	3,268	$691,147	2.06%	0.90%	6.03%
2005	199.439	3,645	726,900	2.57%	0.90%	2.96%
2004	193.702	4,436	859,202	2.28%	0.90%	5.03%
2003	184.424	4,512	832,189	2.98%	0.90%	22.23%
2002	150.880	5,132	774,339	3.12%	0.90%	(16.28%)

39

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
Fidelity Balanced
PREMIER Variable Universal Life
2006	$15.406	8,205	$126,401	2.02%	0.70%	10.93%
2005	13.888	9,036	125,489	2.61%	0.70%	5.03%
2004	13.223	10,193	134,776	2.10%	0.70%	4.74%
2003	12.625	11,643	146,999	2.73%	0.70%	16.91%
2002	10.799	11,241	121,396	3.53%	0.70%	(9.36%)
Fidelity Contrafund
PREMIER Variable Universal Life
2006	$22.424	186,297	$4,177,560	1.31%	0.70%	10.94%
2005	20.213	173,340	3,503,681	0.24%	0.70%	16.13%
2004	17.406	135,541	2,359,252	0.30%	0.70%	14.67%
2003	15.179	113,897	1,728,886	0.44%	0.70%	27.57%
2002	11.899	108,733	1,293,846	0.84%	0.70%	(9.98%)
Enhanced Variable Universal Life
2006	$378.851	18,515	$7,014,368	1.28%	0.90%	10.72%
2005	342.174	20,031	6,853,926	0.30%	0.90%	15.89%
2004	295.251	21,943	6,478,597	0.34%	0.90%	14.44%
2003	257.997	22,994	5,932,456	0.47%	0.90%	27.31%
2002	202.646	25,298	5,126,550	0.86%	0.90%	(10.16%)
Fidelity Equity Income
PREMIER Variable Universal Life
2006	$18.855	97,283	$1,834,252	3.33%	0.70%	19.36%
2005	15.797	109,855	1,735,354	1.95%	0.70%	5.13%
2004	15.026	143,247	2,152,425	1.45%	0.70%	10.75%
2003	13.568	134,492	1,824,734	1.38%	0.70%	29.42%
2002	10.483	85,372	894,888	1.77%	0.70%	(17.53%)
Enhanced Variable Universal Life
2006	$513.741	21,845	$11,222,852	3.35%	0.90%	19.12%
2005	431.280	23,444	10,111,090	1.63%	0.90%	4.92%
2004	411.057	25,536	10,496,781	1.54%	0.90%	10.53%
2003	371.902	25,694	9,555,692	1.84%	0.90%	29.16%
2002	287.931	27,358	7,877,146	1.77%	0.90%	(17.69%)
Fidelity Growth
PREMIER Variable Universal Life
2006	$15.025	299,440	$4,499,190	0.39%	0.70%	6.11%
2005	14.160	325,874	4,614,531	0.54%	0.70%	5.06%
2004	13.478	392,594	5,291,415	0.25%	0.70%	2.66%
2003	13.129	370,692	4,866,965	0.25%	0.70%	31.92%
2002	9.952	347,375	3,456,741	0.25%	0.70%	(30.59%)
Enhanced Variable Universal Life
2006	$363.926	35,321	$12,854,148	0.40%	0.90%	5.90%
2005	343.665	40,219	13,821,736	0.52%	0.90%	4.85%
2004	327.756	46,099	15,109,226	0.27%	0.90%	2.45%
2003	319.919	49,394	15,801,940	0.28%	0.90%	31.66%
2002	242.989	54,952	13,351,122	0.27%	0.90%	(30.73%)
Fidelity Growth & Income
PREMIER Variable Universal Life
2006	$16.374	76,143	$1,246,768	0.90%	0.70%	12.39%
2005	14.569	77,572	1,130,140	1.82%	0.70%	6.89%
2004	13.630	111,543	1,520,365	0.89%	0.70%	5.06%
2003	12.974	116,264	1,508,437	0.88%	0.70%	22.91%
2002	10.556	63,266	667,704	1.19%	0.70%	(17.19%)

40

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
Fidelity Growth Opportunities
PREMIER Variable Universal Life
2006	$11.645	82,320	$958,644	0.73%	0.70%	4.72%
2005	11.120	93,097	1,035,252	0.95%	0.70%	8.13%
2004	10.284	100,559	1,034,111	0.52%	0.70%	6.45%
2003	9.661	97,186	938,943	0.74%	0.70%	28.97%
2002	7.491	79,517	595,657	1.08%	0.70%	(22.39%)
Fidelity High Income
PREMIER Variable Universal Life
2006	$11.166	24,475	$273,288	7.26%	0.70%	10.47%
2005	10.108	27,183	274,775	14.84%	0.70%	1.99%
2004	9.911	28,353	281,022	7.48%	0.70%	8.83%
2003	9.107	25,382	231,170	7.55%	0.70%	26.36%
2002	7.207	29,651	213,687	10.71%	0.70%	2.74%
Enhanced Variable Universal Life
2006	$178.742	7,220	$1,290,568	7.56%	0.90%	10.24%
2005	162.135	7,965	1,291,415	14.81%	0.90%	1.78%
2004	159.294	8,495	1,353,270	8.33%	0.90%	8.61%
2003	146.667	9,560	1,402,092	8.62%	0.90%	26.13%
2002	116.287	14,774	1,718,040	11.93%	0.90%	2.52%
Fidelity Index 500
PREMIER Variable Universal Life
2006	$16.701	192,169	$3,209,479	1.77%	0.70%	14.93%
2005	14.532	223,129	3,242,589	1.81%	0.70%	4.09%
2004	13.961	242,604	3,386,912	1.29%	0.70%	9.84%
2003	12.710	245,481	3,120,026	1.50%	0.70%	27.52%
2002	9.967	257,343	2,564,945	1.35%	0.70%	(22.79%)
Enhanced Variable Universal Life
2006	$348.859	20,203	$7,048,196	1.81%	0.90%	14.70%
2005	304.162	20,496	6,233,981	1.94%	0.90%	3.89%
2004	292.780	25,840	7,565,587	1.35%	0.90%	9.62%
2003	267.083	23,890	6,380,675	1.46%	0.90%	27.26%
2002	209.873	26,483	5,557,639	1.37%	0.90%	(22.95%)
Fidelity Investment Grade Bond
PREMIER Variable Universal Life
2006	$16.001	2,553	$40,855	4.11%	0.70%	3.62%
2005	15.442	3,046	47,040	3.43%	0.70%	1.48%
2004	15.217	4,033	61,372	4.18%	0.70%	3.73%
2003	14.670	4,204	61,681	3.80%	0.70%	4.47%
2002	14.042	3,946	55,408	3.85%	0.70%	9.57%
Enhanced Variable Universal Life
2006	$220.601	6,561	$1,447,264	3.72%	0.90%	3.42%
2005	213.313	5,975	1,274,473	3.38%	0.90%	1.28%
2004	210.619	6,026	1,269,284	4.27%	0.90%	3.52%
2003	203.463	7,056	1,435,544	3.94%	0.90%	4.26%
2002	195.146	8,888	1,734,605	2.92%	0.90%	9.35%
Fidelity Mid-Cap Advisor
PREMIER Variable Universal Life
2006	$13.663	33,093	$452,162	0.07%	0.70%	11.62%
2005	12.241	7,287	89,201	0.00%	0.70%	21.85%

41

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
Fidelity Money Market
PREMIER Variable Universal Life
2006	$13.060	99,398	$1,298,099	4.76%	0.70%	4.15%
2005	12.540	183,697	2,303,621	3.01%	0.70%	2.31%
2004	12.257	106,835	1,309,436	1.18%	0.70%	0.51%
2003	12.195	208,747	2,545,764	1.00%	0.70%	0.29%
2002	12.160	220,000	2,675,495	1.70%	0.70%	0.99%
Enhanced Variable Universal Life
2006	$158.977	5,930	$942,644	4.74%	0.90%	3.94%
2005	152.952	12,093	1,849,603	2.99%	0.90%	2.11%
2004	149.790	9,000	1,348,177	1.19%	0.90%	0.30%
2003	149.341	15,181	2,267,184	1.01%	0.90%	0.09%
2002	149.201	20,970	3,128,365	1.66%	0.90%	0.78%
Fidelity Overseas
PREMIER Variable Universal Life
2006	$17.671	27,050	$477,987	0.90%	0.70%	17.26%
2005	15.070	33,232	500,805	0.63%	0.70%	18.22%
2004	12.747	33,400	425,762	1.16%	0.70%	12.84%
2003	11.297	36,201	408,946	0.76%	0.70%	42.37%
2002	7.935	33,623	266,783	0.78%	0.70%	(20.83%)
Enhanced Variable Universal Life
2006	$287.556	15,972	$4,592,831	0.86%	0.90%	17.02%
2005	245.722	16,993	4,175,494	0.66%	0.90%	17.98%
2004	208.269	19,200	3,998,711	1.15%	0.90%	12.62%
2003	184.938	20,278	3,750,082	0.87%	0.90%	42.09%
2002	130.160	24,002	3,123,890	0.80%	0.90%	(20.99%)
Franklin Flex Cap Growth Securities[9]
PREMIER Variable Universal Life
2006	$11.800	998	$11,777	0.02%	0.70%	4.47%
2005	11.295	61	689	0.14%	0.70%	12.23%
Franklin Income Securities Fund Class II9
PREMIER Variable Universal Life
2006	$12.371	7,304	$90,362	3.41%	0.70%	17.42%
2005	10.536	3,899	41,081	0.89%	0.70%	4.60%
Franklin Small Cap Value Fund
PREMIER Variable Universal Life
2006	$13.325	13,510	$180,016	0.66%	0.70%	16.17%
2005	11.470	2,540	29,133	0.24%	0.70%	14.01%
Franklin Small-Mid Cap Growth[10]
PREMIER Variable Universal Life
2006	$8.577	100,683	$863,541	0.00%	0.70%	7.94%
2005	7.946	95,757	760,896	0.00%	0.70%	4.06%
2004	7.636	104,474	797,783	0.00%	0.70%	10.70%
2003	6.898	108,449	748,120	0.00%	0.70%	36.27%
2002	5.062	108,701	550,473	0.27%	0.70%	(29.17%)
Franklin U.S. Government
PREMIER Variable Universal Life
2006	$13.899	25,532	$354,875	4.25%	0.70%	3.29%
2005	13.456	32,263	434,123	4.34%	0.70%	1.69%
2004	13.232	25,352	335,453	4.96%	0.70%	2.75%
2003	12.878	23,824	306,799	5.62%	0.70%	1.50%
2002	12.687	14,422	182,983	5.73%	0.70%	9.01%

42

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
ING JP Morgan Emerging Markets Equity 1[11]
PREMIER Variable Universal Life
2006	$23.949	8,681	$207,904	0.63%	0.70%	35.23%
2005	17.710	9,683	171,476	0.73%	0.70%	33.92%
2004	13.224	9,638	127,451	0.78%	0.70%	20.86%
2003	10.942	13,073	143,041	0.00%	0.70%	46.18%
2002	7.485	11,876	88,886	0.00%	0.70%	(9.96%)
Enhanced Variable Universal Life
2006	$198.999	6,139	$1,221,602	0.65%	0.90%	34.96%
2005	147.446	5,949	877,180	0.73%	0.90%	33.65%
2004	110.319	6,564	724,188	0.85%	0.90%	20.62%
2003	91.462	6,972	637,619	0.00%	0.90%	45.89%
2002	62.694	8,129	509,576	0.00%	0.90%	(10.14%)
ING Natural Resources
PREMIER Variable Universal Life
2006	$19.967	5,482	$109,450	0.00%	0.70%	20.89%
2005	16.517	5,609	92,650	0.04%	0.70%	41.86%
2004	11.643	5,254	61,175	0.84%	0.70%	11.88%
2003	10.407	4,611	47,991	0.00%	0.70%	29.62%
2002	8.029	4,580	36,774	0.17%	0.70%	(2.77%)
Enhanced Variable Universal Life
2006	$257.569	2,318	$596,922	0.00%	0.90%	20.64%
2005	213.496	2,038	435,112	0.04%	0.90%	41.58%
2004	150.798	1,533	231,200	1.01%	0.90%	11.65%
2003	135.060	1,517	204,829	0.00%	0.90%	29.36%
2002	104.407	2,532	264,367	0.19%	0.90%	(2.97%)
JP Morgan International Equity
PREMIER Variable Universal Life
2006	$20.891	17,926	$374,504	1.10%	0.70%	21.19%
2005	17.238	13,078	225,445	0.81%	0.70%	9.92%
2004	15.682	6,911	108,381	0.36%	0.70%	17.54%
2003	13.342	910	12,138	0.00%	0.70%	33.42%
JP Morgan Mid-Cap Value
PREMIER Variable Universal Life
2006	$18.693	45,324	$847,220	0.61%	0.70%	16.03%
2005	16.110	63,805	1,027,931	0.12%	0.70%	8.45%
2004	14.855	16,087	238,968	0.21%	0.70%	20.22%
2003	12.357	7,351	90,837	0.00%	0.70%	23.57%
JP Morgan US Large Cap Core Equity
PREMIER Variable Universal Life
2006	$9.488	73,217	$694,716	0.98%	0.70%	15.76%
2005	8.196	75,354	617,638	1.24%	0.70%	0.64%
2004	8.144	101,024	822,731	0.77%	0.70%	8.72%
2003	7.491	92,609	693,691	0.73%	0.70%	27.25%
2002	5.887	75,824	446,331	0.05%	0.70%	(25.14%)
Mutual Shares Securities
PREMIER Variable Universal Life
2006	$15.278	71,642	$1,094,524	1.24%	0.70%	17.56%
2005	12.996	14,791	192,217	0.87%	0.70%	9.78%
2004	11.838	10,581	125,253	0.80%	0.70%	11.85%
2003	10.584	7,984	84,498	0.90%	0.70%	24.28%
2002	8.516	1,227	10,463	0.53%	0.70%	(14.84%)

43

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
PIMCO All Assets Portfolio Advisor[9]
PREMIER Variable Universal Life
2006	$10.878	1,053	$11,451	17.79%	0.70%	3.84%
2005	10.476	1	7	0.00%	0.70%	4.68%
PIMCO Commodity Fund Admin[9]
PREMIER Variable Universal Life
2006	$10.584	8,069	$85,397	5.71%	0.70%	(3.77%)
2005	10.999	4,265	46,915	2.33%	0.70%	9.99%
Pioneer Bond VCT Class I
PREMIER Variable Universal Life
2006	$14.802	73,748	$1,091,555	5.24%	0.70%	3.96%
2005	14.238	78,541	1,118,240	9.82%	0.70%	1.91%
2004	13.971	73,507	1,026,949	0.28%	0.70%	2.83%
2003	13.586	61,203	831,490	4.51%	0.70%	2.56%
2002	13.247	51,171	677,996	6.24%	0.70%	7.04%
Enhanced Variable Universal Life
2006	$154.914	1,296	$200,719	5.28%	0.90%	3.76%
2005	149.300	1,292	192,839	9.57%	0.90%	1.71%
2004	146.794	2,053	301,417	0.24%	0.90%	2.63%
2003	143.036	2,734	391,100	3.10%	0.90%	2.36%
2002	139.744	3,390	473,712	4.98%	0.90%	6.82%
Pioneer Emerging Markets VCT Class II
PREMIER Variable Universal Life
2006	$18.819	31,685	$596,258	0.42%	0.70%	34.57%
2005	13.985	3,373	47,168	0.29%	0.70%	39.85%
Pioneer Equity Income VCT Class II
PREMIER Variable Universal Life
2006	$12.988	3,793	$49,272	2.57%	0.70%	21.27%
2005	10.710	2,379	25,482	2.28%	0.70%	5.89%
Pioneer Fund VCT Class I
PREMIER Variable Universal Life
2006	$13.597	257,862	$3,506,300	1.34%	0.70%	15.82%
2005	11.740	286,295	3,361,120	1.33%	0.70%	5.43%
2004	11.135	318,361	3,544,915	1.06%	0.70%	6.94%
2003	10.412	314,711	3,276,876	1.02%	0.70%	23.91%
2002	8.403	302,063	2,538,010	0.89%	0.70%	(26.43%)
Enhanced Variable Universal Life
2006	$182.864	9,595	$1,754,554	1.34%	0.90%	15.59%
2005	158.200	10,702	1,692,987	1.33%	0.90%	5.22%
2004	150.345	12,114	1,821,294	1.09%	0.90%	6.73%
2003	140.871	12,765	1,798,213	0.90%	0.90%	23.66%
2002	113.917	15,003	1,708,949	0.92%	0.90%	(26.57%)
Pioneer Growth Opportunities VCT Class I
PREMIER Variable Universal Life
2006	$14.825	371,649	$5,509,569	0.00%	0.70%	4.87%
2005	14.137	423,588	5,988,327	0.00%	0.70%	5.94%
2004	13.344	463,498	6,184,869	0.00%	0.70%	21.47%
2003	10.985	443,945	4,876,850	0.00%	0.70%	41.95%
2002	7.739	402,869	3,117,482	0.00%	0.70%	(38.11%)
Enhanced Variable Universal Life
2006	$224.816	16,390	$3,684,754	0.00%	0.90%	4.65%
2005	214.820	18,949	4,070,525	0.00%	0.90%	5.73%
2004	203.170	22,103	4,490,692	0.00%	0.90%	21.23%
2003	167.595	23,117	3,874,297	0.00%	0.90%	41.66%
2002	118.305	23,524	2,782,897	0.00%	0.90%	(38.23%)

44

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
Pioneer High Yield VCT Class II
PREMIER Variable Universal Life
2006	$11.262	840	$9,454	5.73%	0.70%	12.62%
Pioneer Mid-Cap Value VCT Class I
PREMIER Variable Universal Life
2006	$18.454	102,518	$1,891,877	1.03%	0.70%	11.81%
2005	16.505	110,473	1,823,345	0.30%	0.70%	7.13%
2004	15.406	120,104	1,850,308	0.41%	0.70%	14.42%
2003	13.465	116,660	1,570,781	0.34%	0.70%	44.44%
2002	9.322	103,798	967,594	0.15%	0.70%	(24.54%)
Enhanced Variable Universal Life
2006	$222.336	2,363	$525,279	1.02%	0.90%	11.59%
2005	199.251	2,451	488,318	0.31%	0.90%	6.92%
2004	186.355	2,790	520,008	0.40%	0.90%	14.19%
2003	163.199	2,619	427,450	0.40%	0.90%	44.15%
2002	113.211	3,832	433,858	0.13%	0.90%	(24.70%)
Pioneer Real Estate VCT Class II7
PREMIER Variable Universal Life
2006	$12.198	23,886	$291,362	2.46%	0.70%	21.98%
Pioneer Small-Cap Value VCT Class I8
PREMIER Variable Universal Life
2006	$21.304	68,860	$1,466,972	0.82%	0.70%	11.49%
2005	19.109	82,770	1,581,658	0.58%	0.70%	14.14%
2004	16.741	92,895	1,555,167	1.63%	0.70%	21.45%
2003	13.784	70,365	969,917	0.66%	0.70%	41.78%
2002	9.722	61,223	595,207	0.62%	0.70%	(5.23%)
Pioneer Small-Cap Value VCT Class II
PREMIER Variable Universal Life
2006	$13.638	19,064	$259,990	0.00%	0.70%	13.35%
2005	12.032	3,665	44,093	0.00%	0.70%	19.54%
Pioneer Strategic Income VCT Class II
PREMIER Variable Universal Life
2006	$10.792	2,763	$29,818	5.25%	0.70%	5.50%
2005	10.230	1,994	20,401	3.84%	0.70%	2.30%
Templeton Developing Markets
PREMIER Variable Universal Life
2006	$22.154	46,986	$1,040,904	1.05%	0.70%	27.20%
2005	17.417	67,266	1,171,550	1.50%	0.70%	26.54%
2004	13.764	30,937	425,802	1.84%	0.70%	23.84%
2003	11.114	19,692	218,855	1.07%	0.70%	51.93%
2002	7.315	11,090	81,260	1.38%	0.70%	(0.84%)
Templeton Global Income Securities II
PREMIER Variable Universal Life
2006	$11.036	2,397	$26,452	5.10%	0.70%	12.00%
2005	9.854	243	2,399	6.72%	0.70%	(1. 59%)
Templeton Growth Securities[9]
PREMIER Variable Universal Life
2006	$15.781	33,713	$532,010	1.18%	0.70%	20.96%
2005	13.046	14,382	187,632	0.41%	0.70%	8.10%
2004	12.068	86,962	1,049,431	1.17%	0.70%	15.22%
2003	10.474	98,475	1,031,433	1.58%	0.70%	31.22%
2002	7.982	140,130	1,118,576	0.28%	0.70%	(20.18%)

45

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year or Period Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[12]	Expense Ratio[13]	Total Return[14]
Wanger US Smaller Companies
PREMIER Variable Universal Life
2006	$22.293	36,833	$821,116	0.24%	0.70%	7.12%
2005	20.811	44,597	928,102	0.00%	0.70%	10.48%
2004	18.837	48,675	916,876	0.00%	0.70%	17.51%
2003	16.030	46,560	746,387	0.00%	0.70%	42.22%
2002	11.271	43,130	486,125	0.00%	0.70%	(17.39%)

  1  AIM Growth and AIM Aggressive Growth were reorganized into AIM Capital Appreciation I effective April 28, 2006. AIM Capital Appreciation I total return is based on the beginning unit value of 10.00.

  2  The commencement date was March 14, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  3  The commencement date was March 14, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  4  AIM Global Real Estate was known as AIM Real Estate Fund prior to July 3, 2006.

  5  DWS Balanced VIP A was known as Scudder Total Return prior to February 6, 2006.

  6  DWS International VIP A was known as Scudder International A prior to February 6, 2006.

  7  The commencement date was April 28, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  8  Pioneer Small-Cap Value VCT Class I was known as Pioneer Small-Cap Value II VCT Class 1 prior to May 24, 2006.

  9  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  10  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  11  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

  12  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense charges and assets related administration expenses, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

  13  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund should be excluded.

  14  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio with the exception of fund reorganizations. Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  15  AIM Global Healthcare was known as AIM Health Sciences prior to January 1, 2006.

7.  SUBSEQUENT EVENT

In 2007, Symetra Life determined that shares of American Century VP Ultra Class II (the Portfolio), offered as an investment option in the variable annuity contract, were purchased and redeemed as Class I shares of the Portfolio. As a result, contract holders who elected to invest in the American Century VP Ultra Class II shares actually received the American Century VP Ultra Class I shares. Consequently, the daily 12b-1 fee applicable to the Class II shares was not deducted from assets of the Portfolio.

Effective March 16, 2007, the Company began purchasing and redeeming the correct Class II shares of the Portfolio as previously disclosed in the prospectus. Class I shares will continue to be available to those contract holders who remain continuously invested as of March 15, 2007. 12b-1 fees applicable to the Class II shares will be deducted on a prospective basis from the assets of the portfolio.

46

Symetra Separate Account SL

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account SL

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account SL (comprising, respectively, the AIM Capital Appreciation I, AIM Capital Appreciation II, AIM Capital Development Series I, AIM Capital Development Series II, AIM Global Healthcare, AIM Global Real Estate, AIM International Growth I, AIM International Growth II, American Century Balanced, American Century Inflation Protection, American Century International, American Century Large Company Value, American Century Ultra, American Century Value, Dreyfus Appreciation, Dreyfus Midcap Stock, Dreyfus Quality Bond, Dreyfus Socially Responsible, Dreyfus Stock Index, Dreyfus Technology Growth, DWS Balanced VIP A, DWS International VIP A, Federated Capital Income, Federated High Income Bond, Fidelity Asset Manager, Fidelity Asset Manager Growth, Fidelity Balanced, Fidelity Contrafund, Fidelity Equity Income, Fidelity Growth, Fidelity Growth & Income, Fidelity Growth Opportunities, Fidelity High Income, Fidelity Index 500, Fidelity Investment Grade Bond, Fidelity Mid-Cap Advisor, Fidelity Money Market, Fidelity Overseas, Franklin Flex Cap Growth Securities, Franklin Income Securities Fund Class II, Franklin Small Cap Value Fund, Franklin Small-Mid Cap Growth, Franklin U.S. Government, ING JP Morgan Emerging Markets Equity I, ING Natural Resources, JP Morgan International Equity, JP Morgan Mid-Cap Value, JP Morgan US Large Cap Core Equity, Mutual Shares Securities, PIMCO All Assets Portfolio Advisor, PIMCO Commodity Fund Admin, Pioneer Bond VCT Class I, Pioneer Emerging Markets VCT Class II, Pioneer Equity Income VCT Class II, Pioneer Fund VCT Class I, Pioneer Growth Opportunities VCT Class I, Pioneer High Yield VCT Class II, Pioneer Mid-Cap Value VCT Class I, Pioneer Real Estate VCT II, Pioneer Small-Cap Value VCT Class I, Pioneer Small-Cap Value VCT Class II, Pioneer Strategic Income VCT Class II, Templeton Developing Markets, Templeton Global Income Securities II, Templeton Growth Securities, and Wanger US Smaller Companies sub-accounts) ("the Separate Account") as of December 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account SL at December 31, 2006, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2006 the Separate Account changed its method of accounting for realized gains and losses on investment transactions and net changes in unrealized appreciation and depreciation.

Seattle, Washington
April 13, 2007

47

.SYMETRA SEPARATE ACCOUNT SL
PART C
OTHER INFORMATION

Item 26:  Exhibits
Exhibit	Description	Reference

(a)	Resolution of Board of Directors of Symetra Life authorizing the Separate Account	1/

(b)	Custodian Agreements	Not Applicable

(c)	Principal Underwriter’s Agreement Amendment to Principal Underwriter’s Agreement Form of Broker-Dealer Selling Agreement	1/ 9/ 4/

(d)	Form of Individual Flexible Premium Variable Life Insurance Policy	12/

(e)	(i) Application Form (ii) Part IV Application Form	10/ 10/

(f)

Articles of Incorporation of Symetra Life Insurance Company as Amended 11/26/90
Amendment to Articles of Incorporation of Symetra dated 9/1/04
Bylaws of Symetra Life Insurance Company as Amended 6/4/04

1/ 6/ 6/

(g)	Reinsurance Agreement	Not Applicable

(h)	1. Participation Agreement (ACVP)	3/
	2. Amendment No. 1 to Participation Agreement	3/
	3. Amendment No. 2 to Participation Agreement	3/
	4. Amendment No. 3 to Participation Agreement	3/
	5. Form of Amendment No. 4 to Participation Agreement	5/
	6. Form of Amendment No. 5 to Participation Agreement	7/

	7. Participation Agreement (AIM/INVESCO)	3/
	8. Form of Amendment No. 1 to Participation Agreement	5/

	9. Form of Participation Agreement (Dreyfus)	2/
	10. Amendment No. 1 to Participation Agreement	5/

	11. Participation Agreement (Fidelity)	13/
	12. Form of Sub-Licensing Agreement	13/

	13. Participation Agreement (Franklin Templeton)	3/
	14. Amendment No. 1 to Participation Agreement	3/
	15. Amendment No. 2 to Participation Agreement	3/
	16. Amendment No. 3 to Participation Agreement	6/
	17. Amendment No. 4 to Participation Agreement	6/
	18. Amendment No. 5 to Participation Agreement	7/

	19. Form of Participation Agreement (Pioneer)	6/
	20. Amendment to Participation Agreement (Pioneer)	8/

	21. Form of Participation Agreement (PIMCO)	7/
	22. Form of Amendment to Participation Agreement	14/

Exhibit	Description	Reference

(i)	Administrative Contracts: Master Administrative Agreement with McCamish	12/

(j)	Other Material Contracts	Not Applicable

(k)	Opinion and Consent of Counsel (Jacqueline M. Veneziani)	11/

(l)	Opinion and Consent of Actuary (Graham T. Summerlee)	14/

(m)	Sample Calculation	12/

(n)	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

(o)	Omitted Financial Statements	Not Applicable

(p)	Initial Capital Agreements	Not Applicable

(q)	Redeemability Exemption: Description of Symetra Life Insurance Company’s Issuance, Transfer and Redemption Procedures for Policies	14/

1/	Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

2/	Incorporated by reference to Post-Effective Amendment No. 10 to From N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

3/	Incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

4/	Incorporated by reference to Post-Effective Amendment No. 22 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

5/	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

6/	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

7/	Incorporated by reference to Post-Effective Amendment No. 30 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

8/	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

9/	Incorporated by reference to Post-Effective Amendment No. 33 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 28, 2006 (File No. 333-30329).

10/	Incorporated by reference to Post-Effective Amendment No. 34 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 21, 2006 (File No. 333-136776).

11/	Incorporated by reference to Post-Effective Amendment No. 35 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 31, 2006 (File No. 333-137015).

12/	Incorporated by reference to Post-Effective Amendment No. 36 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 20, 2006 (File No. 333-136776).

13/	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).

14/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).

Item 27. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life Insurance Company (“Symetra”) who is engaged in activities relating to Symetra Separate Account SL or the variable life insurance policies offered through Symetra Separate Account SL.

Name	Positions with Symetra	Principal Business Address
Randall H. Talbot	Director, President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Roger F. Harbin	Director, Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director, Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

George C. Pagos	Director, Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jennifer V. Davies	Director, Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Tommie Brooks	Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Graham T. Summerlee	Assistant Vice President and Senior Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michele M. Kemper	Vice President and Chief Compliance Officer of the Separate Account	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 28. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

No person is directly or indirectly controlled by Registrant. Symetra Life Insurance Company (“Symetra”) established Symetra Separate Account SL (“Registrant”) by resolution of its Board of Directors pursuant to Washington law.  Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation.  Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law.  All subsidiaries are included in consolidated financial statements.  In addition, Symetra Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement.  Following is an organization chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company
Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company
Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company
First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company
Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements Assignments and Factoring
Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company
Employee Benefit Consultants, Inc.	100% Symetra Administrative Services, Inc.	WI	Third Party Administrator
Wisconsin Pension and Group Services, Inc.	100% Symetra Administrative Services, Inc.	WI	Insurance Agency
Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter
Symetra Services Corporation	100% Symetra Financial Corporation	WA	Administrative Services
Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer
TFS Training & Consulting, Inc.	100% Symetra Financial Corporation	WA	Training and Consulting
Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring

Item 29:  Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws or statutes or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

a.                           Symetra Securities, Inc., the principal underwriter for the Policies, also acts as the principal underwriter for other Symetra Life variable life policies, Symetra Life’s variable annuity contracts and group variable annuity contracts.

b.                          The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Linda C. Mahaffey	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Roger F. Harbin	Director, Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Joanne M. Salisbury	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

LeeAnna G.K. Glessing	Treasurer and Financial Principal	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Assistant Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Scott L. Bartholomaus	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

c.                           During the fiscal year ended December 31, 2006, Symetra Securities, Inc. received $532,138 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained.  Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 31.  Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200 Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 32.  Management Services

Not Applicable

Item 33.  Fee Representation

Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Bellevue and State of Washington on the 30th day of April 2007.

Symetra Separate Account SL
(Registrant)

By:	Symetra Life Insurance Company

By:	Randall H. Talbot *
Randall H. Talbot, President

By:	Symetra Life Insurance Company
(Depositor)

By:	Randall H. Talbot *
Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.  Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 36 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 20, 2006 (File No. 333-136776).

NAME	TITLE

Allyn D. Close *	Director and Senior Vice President
Allyn D. Close

Jennifer V. Davies *	Director and Senior Vice President
Jennifer V. Davies

Roger F. Harbin*	Director and Executive Vice President
Roger F. Harbin

Margaret A. Meister*	Director, Chief Financial Operator, Executive Vice
Margaret A. Meister	President

Colleen M. Murphy *	Vice President, Controller, Treasurer and
Colleen M. Murphy	Assistant Secretary

/s/ George C. Pagos	Director, Vice President, General Counsel and
George C. Pagos	Secretary

Randall H. Talbot *	Director and President
Randall H. Talbot